UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	4/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2018

Annual Report

to Shareholders

Cash Account Trust

Service Shares

Deutsche Government & Agency Securities Portfolio

Deutsche Tax-Exempt Portfolio

(Effective on or about July 2, 2018, Deutsche Government & Agency Securities Portfolio will be renamed DWS Government & Agency Securities Portfolio, and the Deutsche Tax-Exempt Portfolio will be renamed DWS Tax-Exempt Portfolio.)

Contents

3	Portfolio Management Review
Government & Agency Securities Portfolio
8	Portfolio Summary
9	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
Tax-Exempt Portfolio
18	Portfolio Summary
19	Investment Portfolio
27	Statement of Assets and Liabilities

29	Statement of Operations
30	Statements of Changes in Net Assets
31	Financial Highlights

32	Notes to Financial Statements
45	Report of Independent Registered Public Accounting Firm
47	Information About Each Fund’s Expenses
48	Tax Information
49	Other Information
50	Advisory Agreement Board Considerations and Fee Evaluation
59	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider a fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. The Deutsche Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Deutsche Tax-Exempt Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. Please read the prospectus for specific details regarding each Fund’s risk profile.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Cash Account Trust — Service Shares

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2018, short-term rates generally moved up based on a growing U.S. economy and evolving U.S. Federal Reserve Board (the Fed) statements and actions. A strong U.S. labor market prompted the Fed to raise short-term rates in June 2017, keeping its forward rate forecast unchanged and stating that the central bank would soon begin to unwind its significant holdings in Treasury and mortgage securities. By the end of the summer, the money market yield curve had flattened in reaction to political uncertainty in Washington, D.C. and the lack of any sign of an uptick in U.S. inflation. As we moved into the fourth quarter, concerns were expressed regarding the expiration of the government’s debt ceiling, with accompanying volatility in rates in October, but Congress was able to keep the government operating with a short-term agreement with the administration. This cleared the way for the market to increase its projection for economic growth in 2018. The economy continued to perform well, with unemployment at 4.1%. Yields moved higher in reaction to the Fed’s December rate hike, its third such move in 2017.

At the start of 2018, yields for longer-term money market securities rose based on the prospects for increased Treasury security supply following the increase in the debt ceiling and the passage of federal tax overhaul in December. Significant increases in supply did materialize, with the U.S. Treasury issuing more than $352 billion in Treasury bills during the first quarter. At the same time, investors also grew concerned about the prospects for “trade wars” based on aggressive rhetoric from the U.S. administration, which in turn spurred financial market volatility. In light of increased market instability and the possibility that trade tensions could cool the global economy, questions increased regarding the Fed’s ability to raise short-term rates at a faster pace. Nevertheless, the Federal Open

Cash Account Trust — Service Shares	3

Market Committee (FOMC) raised short-term rates at its March 2018 meeting. Despite the fact that Treasury bill issuance retreated in April, an overall increase in Treasury supply and the FOMC’s plan to gradually “normalize” interest rates continued to push money market yields higher.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

Within the Government & Agency Securities Portfolio, we maintained a “barbell” strategy, i.e., having a heavier weighting towards short-maturity Treasury and agency securities for flexibility and liquidity purposes, while also utilizing six-to-18-month Treasury and agency floating-rate notes for added yield and interest rate protection.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax Exempt Portfolio, we sought to preserve a balance of liquidity, attractive yield and high quality. The Fund held significant positions in 7-day Variable Rate Demand Notes (VRDNs) as well as positions in fixed-rate securities with 12-month maturities to capture additional yield. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

4	Cash Account Trust — Service Shares

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the Funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Our current forecast is for two additional short-term rate increases by the Fed in 2018. We are cautious regarding current U.S. economic policy and the agenda on trade that the administration is pursuing. However, we believe that the economy can continue to expand, and are positioning the Fund for continued growth and additional Fed rate hikes. We also look for significantly increased Treasury bill supply overall in 2018, which should continue to exert upward pressure on money market rates.

We continue our insistence on what we believe to be the highest credit quality within the Funds. We also plan to maintain what we believe to be conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the Funds and to seek competitive yield for our shareholders.

Cash Account Trust — Service Shares	5

Fund Performance (as of April 30, 2018)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. The Deutsche Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Deutsche Tax-Exempt Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time

7-Day Current Yield
Deutsche Government & Agency Securities Portfolio — Service Shares	.79%*
Deutsche Tax-Exempt Portfolio — Service Shares	.42%*
Equivalent Taxable Yield	.71%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of the Funds’ shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

**	The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Deutsche Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

6	Cash Account Trust — Service Shares

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Credit quality is an assessment of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency (i.e., Standard & Poor’s, Moody’s, Fitch). Ratings agencies are paid to make such credit assessments by the entity that is seeking a rating for itself. Letter grades of “BBB” and above indicate that the rated borrower is considered “investment grade” by a particular ratings agency.

Cash Account Trust — Service Shares	7

Portfolio Summary	(Unaudited)
Deutsche Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/18	4/30/17
Government & Agency Obligations	82%	48%
Repurchase Agreements	18%	52%
	100%	100%

Weighted Average Maturity	4/30/18	4/30/17
Cash Account Trust — Deutsche Government & Agency Securities Portfolio	33 days	23 days
iMoneyNet Government & Agencies Retail Money Fund Average*	31 days	36 days

*	The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 9–12. A quarterly Fact Sheet is available on dws.com or upon request.

8	Cash Account Trust — Service Shares

Investment Portfolio	as of April 30, 2018

Deutsche Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 81.7%
U.S. Government Sponsored Agencies 48.8%
Federal Farm Credit Bank:
3-month LIBOR minus 0.180%, 1.593%**, 11/1/2019	25,000,000	25,000,000
1-month LIBOR minus 0.165%, 1.722%**, 11/2/2018	25,000,000	24,999,683
1-month LIBOR minus 0.165%, 1.73%**, 10/9/2018	10,750,000	10,749,748
1-month LIBOR minus 0.150%, 1.747%**, 10/11/2018	20,000,000	19,999,731
1-month LIBOR minus 0.145%, 1.753%**, 2/26/2019	30,000,000	29,999,006
1-month LIBOR minus 0.145%, 1.756%**, 3/29/2019	22,000,000	22,000,000
1-month LIBOR minus 0.135%, 1.762%**, 4/11/2019	89,500,000	89,500,000
1-month LIBOR minus 0.115%, 1.783%**, 7/23/2018	25,000,000	24,999,759
1-month LIBOR minus 0.110%, 1.784%**, 3/12/2019	28,000,000	27,998,688
1-month LIBOR minus 0.095%, 1.802%**, 7/25/2019	12,000,000	11,999,812
1-month LIBOR minus 0.090%, 1.808%**, 10/22/2018	40,000,000	39,999,171
1-month LIBOR minus 0.070%, 1.825%**, 1/9/2019	25,000,000	25,000,000
3-month LIBOR minus 0.055%, 1.83%**, 8/20/2018	20,000,000	20,015,444
1-month LIBOR minus 0.065%, 1.832%**, 7/20/2018	45,000,000	45,000,000
1-month LIBOR plus 0.030%, 1.93%**, 8/27/2018	20,000,000	19,999,496
1-month LIBOR plus 0.040%, 1.937%**, 1/10/2019	22,250,000	22,260,946
1-month LIBOR plus 0.120%, 2.017%**, 6/20/2018	10,000,000	10,000,000
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 2.119%**, 11/13/2018	38,500,000	38,500,000
Federal Home Loan Bank:
1.46%*, 5/1/2018	10,000,000	10,000,000
1.489%*, 6/8/2018	43,000,000	42,933,324
3-month LIBOR minus 0.250%, 1.517%**, 8/3/2018	25,000,000	25,000,000
1.602%*, 5/11/2018	55,000,000	54,975,861
1.632%*, 5/16/2018	42,000,000	41,971,825
1.693%*, 5/25/2018	24,250,000	24,223,002
1-month LIBOR minus 0.170%, 1.717%**, 6/1/2018	40,000,000	40,000,000
1-month LIBOR minus 0.155%, 1.723%**, 7/5/2018	32,500,000	32,500,000
1.724%*, 5/3/2018	25,000,000	24,997,639
1.724%*, 5/17/2018	30,000,000	29,977,333
1-month LIBOR minus 0.160%, 1.727%**, 8/3/2018	15,000,000	15,000,000
1-month LIBOR minus 0.160%, 1.736%**, 7/19/2018	50,000,000	50,000,000
1-month LIBOR minus 0.160%, 1.737%**, 5/15/2018	57,000,000	57,000,000
1-month LIBOR minus 0.150%, 1.747%**, 7/16/2018	42,000,000	42,000,000
1-month LIBOR minus 0.145%, 1.749%**, 8/13/2018	15,000,000	15,000,000
1-month LIBOR minus 0.145%, 1.752%**, 8/15/2018	60,000,000	60,000,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	9

	Principal Amount ($)	Value ($)
1-month LIBOR minus 0.140%, 1.754%**, 5/18/2018	22,500,000	22,500,000
1-month LIBOR minus 0.140%, 1.757%**, 5/15/2018	100,000,000	100,000,000
1-month LIBOR minus 0.140%, 1.758%**, 6/26/2018	90,000,000	90,000,000
1-month LIBOR minus 0.135%, 1.761%**, 5/17/2018	85,000,000	85,000,000
1-month LIBOR minus 0.130%, 1.767%**, 6/11/2018	48,000,000	48,000,000
1.767%*, 6/22/2018	125,000,000	124,685,292
1-month LIBOR minus 0.130%, 1.767%**, 10/24/2018	30,000,000	30,000,000
1-month LIBOR minus 0.125%, 1.772%**, 8/20/2018	28,000,000	28,000,000
1-month LIBOR minus 0.110%, 1.787%**, 10/11/2018	125,000,000	125,021,555
1-month LIBOR minus 0.110%, 1.788%**, 2/22/2019	60,500,000	60,500,000
1-month LIBOR minus 0.090%, 1.788%**, 4/5/2019	55,000,000	55,000,000
1-month LIBOR minus 0.080%, 1.803%**, 2/4/2019	24,200,000	24,200,000
1-month LIBOR minus 0.090%, 1.805%**, 11/8/2018	30,000,000	30,000,000
1.845%*, 7/24/2018	18,000,000	17,923,560
3-month LIBOR minus 0.160%, 1.846%**, 5/30/2018	37,000,000	37,000,000
1-month LIBOR minus 0.045%, 1.852%**, 1/24/2019	10,000,000	10,006,434
1.86%*, 7/20/2018	25,000,000	24,898,055
1.87%*, 8/24/2018	20,000,000	19,882,189
1.881%*, 7/23/2018	40,000,000	39,828,928
3-month LIBOR minus 0.250%, 2.109%**, 7/30/2018	25,000,000	25,000,000
Federal Home Loan Mortgage Corp.:
3-month LIBOR minus 0.280%, 1.531%**, 8/10/2018	20,000,000	20,000,000
1-month LIBOR minus 0.170%, 1.727%**, 6/14/2018	25,000,000	25,000,000
1-month LIBOR minus 0.160%, 1.736%**, 7/19/2018	40,000,000	40,000,000
1-month LIBOR minus 0.150%, 1.744%**, 2/12/2019	20,000,000	20,000,000
1.779%*, 7/16/2018	15,000,000	14,944,425
1.784%*, 8/9/2018	20,000,000	19,902,222
1-month LIBOR minus 0.100%, 1.795%**, 8/8/2019	48,000,000	48,000,000
3-month LIBOR minus 0.250%, 2.087%**, 10/10/2018	28,500,000	28,500,000
3-month LIBOR minus 0.250%, 2.109%**, 7/24/2018	15,000,000	15,000,000

		2,302,393,128

U.S. Treasury Obligations 32.9%
U.S. Treasury Bills:
1.45%*, 5/31/2018	40,000,000	39,952,317
1.477%*, 6/14/2018	40,000,000	39,928,769
1.501%*, 6/21/2018	85,000,000	84,821,783
1.653%*, 5/24/2018	115,000,000	114,880,240
1.693%*, 6/14/2018	75,000,000	74,846,917
1.701%*, 6/14/2018	40,000,000	39,917,965
1.711%*, 5/3/2018	40,000,000	39,996,250
1.719%*, 5/3/2018	65,000,000	64,993,879
1.784%*, 6/28/2018	100,000,000	99,716,445
1.832%*, 8/23/2018	80,000,000	79,542,290

The accompanying notes are an integral part of the financial statements.

10	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
1.855%*, 7/26/2018	150,000,000	149,344,250
1.872%*, 9/20/2018	40,000,000	39,708,742
1.906%*, 9/27/2018	84,000,000	83,346,386
1.916%*, 9/20/2018	65,000,000	64,515,425
1.921%*, 9/27/2018	100,000,000	99,215,681
1.977%*, 9/20/2018	89,000,000	88,315,441
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.140%, 1.979%**, 1/31/2019	40,000,000	40,062,038
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 2.009%**, 10/31/2018	227,750,000	228,024,636
3-month U.S. Treasury Bill Money Market Yield plus 0.174%, 2.013%**, 7/31/2018	79,500,000	79,548,711

		1,550,678,165
Total Government & Agency Obligations (Cost $3,853,071,293)		3,853,071,293

Repurchase Agreements 18.1%
BNP Paribas, 1.71%, dated 4/30/2018, to be repurchased at $50,002,375 on 5/1/2018 (a)	50,000,000	50,000,000
HSBC Securities, Inc., 1.71%, dated 4/30/2018, to be repurchased at $100,004,750 on 5/1/2018 (b)	100,000,000	100,000,000
HSBC Securities, Inc., 1.71%, dated 4/30/2018, to be repurchased at $325,015,438 on 5/1/2018 (c)	325,000,000	325,000,000
Wells Fargo Bank, 1.74%, dated 4/30/2018, to be repurchased at $381,300,429 on 5/1/2018 (d)	381,282,000	381,282,000

Total Repurchase Agreements (Cost $856,282,000)		856,282,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $4,709,353,293)	99.8	4,709,353,293
Other Assets and Liabilities, Net	0.2	7,492,206

Net Assets	100.0	4,716,845,499

*	Annualized yield at time of purchase; not a coupon rate.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2018.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
45,800	U.S. Treasury Bonds	4.25–9.125	5/15/2018–5/15/2039	55,178
51,153,600	U.S. Treasury Notes	1.125–2.875	1/15/2019–4/30/2025	50,944,843
Total Collateral Value				51,000,021

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	11

(b)	Collateralized by $255,205,000 U.S. Treasury STRIPS, Zero Coupon, maturing on 8/15/2047 with a value of $102,000,332.

(c)	Collateralized by $744,480,800 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 11/15/2042–2/15/2047 with a value of $331,500,386.

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
168,708,854	Federal Home Loan Mortgage Corp.	2.944–4.5	11/1/2032–3/1/2048	168,417,377
221,354,301	Federal National Mortgage Association	3.0–4.0	2/1/2033–4/1/2048	220,490,263
Total Collateral Value				388,907,640

LIBOR: London Interbank Offered Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (e)	$—	$3,853,071,293	$—	$3,853,071,293
Repurchase Agreements	—	856,282,000	—	856,282,000
Total	$—	$4,709,353,293	$—	$4,709,353,293

There have been no transfers between fair value measurement levels during the year ended April 30, 2018.

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

12	Cash Account Trust — Service Shares

Statement of Assets and Liabilities

As of April 30, 2018

Assets	Deutsche Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$3,853,071,293
Repurchased agreements, valued at amortized cost	856,282,000
Cash	11,581,264
Receivable for Fund shares sold	211,473
Interest receivable	1,995,011
Due from Advisor	2,563
Other assets	72,271
Total assets	4,723,215,875

Liabilities
Payable for Fund shares redeemed	206,811
Distributions payable	5,324,326
Accrued management fee	9,311
Accrued Trustees’ fees	58,661
Other accrued expenses and payables	771,267
Total liabilities	6,370,376
Net assets, at value	$4,716,845,499

Net Assets Consist of
Undistributed net investment income	205,206
Accumulated net realized gain (loss)	(319,389)
Paid-in capital	4,716,959,682
Net assets, at value	$4,716,845,499

The accompanying notes are an integral part of the financial statements.

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Statement of Assets and Liabilities as of April 30, 2018 (continued)

Net Asset Value	Deutsche Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($132,450,625 ÷ 132,450,999 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($4,350,483,974 ÷ 4,350,496,263 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($187,679,577 ÷ 187,680,107 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($46,231,323 ÷ 46,231,453 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

14	Cash Account Trust — Service Shares

Statement of Operations

For the year ended April 30, 2018

Investment Income	Deutsche Government & Agency Securities Portfolio

Income:
Interest	$57,406,971
Expenses:
Management fee	3,247,493
Administration fee	4,732,259
Services to shareholders	957,320
Distribution and service fees	614,362
Custodian fee	63,257
Professional fees	186,950
Reports to shareholders	99,398
Registration fees	110,272
Trustees’ fees and expenses	252,035
Other	242,362
Total expenses before expense reductions	10,505,708
Expense reductions	(3,031,264)
Total expenses after expense reductions	7,474,444
Net investment income	49,932,527
Net realized gain (loss) from investments	14,967
Net increase (decrease) in net assets resulting from operations	$49,947,494

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	15

Statements of Changes in Net Assets

	Deutsche Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2018	2017

Operations:
Net investment income	$49,932,527	$15,561,938
Net realized gain (loss)	14,967	101,925
Net increase in net assets resulting from operations	49,947,494	15,663,863
Distributions to shareholders from:
Net investment income:
Deutsche Government & Agency Money Fund	(1,360,880)	(403,937)
Deutsche Government Cash Institutional Shares	(46,766,865)	(14,798,531)
Government Cash Managed Shares	(1,689,030)	(354,864)
Service Shares	(115,061)	(4,729)
Total distributions	(49,931,836)	(15,562,061)
Fund share transactions:
Proceeds from shares sold	89,540,877,369	39,552,903,948
Reinvestment of distributions	7,913,702	2,727,031
Cost of shares redeemed	(89,445,003,701)	(38,770,975,043)
Net increase (decrease) in net assets from Fund share transactions	103,787,370	784,655,936
Increase (decrease) in net assets	103,803,028	784,757,738
Net assets at beginning of year	4,613,042,471	3,828,284,733
Net assets at end of year (including undistributed net investment income of $205,206 and $204,515, respectively)	$4,716,845,499	$4,613,042,471

The accompanying notes are an integral part of the financial statements.

16	Cash Account Trust — Service Shares

Financial Highlights

Deutsche Government & Agency Securities Portfolio

Service Shares

	Years Ended April 30,
	2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.002		.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	(.000	)*	.000	*	(.000	)*
Total from investment operations	.002		.000	*	.000	*	.000	*	.000	*
Less distributions from:
Net investment income	(.002)		(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.23		.01		.01		.01		.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46		32		46		64		45
Ratio of expenses before expense reductions (%)	1.03		1.04		1.04		1.04		1.04
Ratio of expenses after expense reductions (%)	.98		.48		.20		.08		.08
Ratio of net investment income (%)	.22		.01		.01		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

Cash Account Trust — Service Shares	17

Portfolio Summary	(Unaudited)

Deutsche Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/18	4/30/17
Municipal Investments
Municipal Variable Rate Demand Notes	49%	51%
Municipal Bonds and Notes	20%	15%
Tax-Exempt Commercial Paper	17%	22%
Municipal Floating-Rate Notes	5%	5%
Preferred Shares of Closed-End Investment Companies	9%	7%
	100%	100%

Weighted Average Maturity	4/30/18	4/30/17
Cash Account Trust — Deutsche Tax-Exempt Portfolio	26 days	26 days
National Tax-Free Retail Money Fund Average*	19 days	18 days

*	The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 19–26. A quarterly Fact Sheet is available on dws.com or upon request.

18	Cash Account Trust — Service Shares

Investment Portfolio	as of April 30, 2018

Deutsche Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 90.8%
Alabama 2.3%
Alabama, State Housing Finance Authority, Multi-Family Housing Revenue, Alison Apartments Project, Series B, AMT, 1.81%*, 5/7/2018, LOC: U.S. Bank NA	3,200,000	3,200,000
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project:
Series K, 144A, 1.73%*, 5/7/2018 , LOC: JPMorgan Chase Bank NA	2,500,000	2,500,000
Series I, 144A, 1.78%*, 5/7/2018 , LOC: Bank of Nova Scotia	1,600,000	1,600,000

		7,300,000

Alaska 1.4%
Alaska, State Housing Finance Corp., Home Mortgage Revenue, Series B, 1.72%*, 5/7/2018, SPA: Federal Home Loan Bank	4,415,000	4,415,000

Arizona 3.9%
Arizona, Salt River Pima-Maricopa Indian Community, 1.78%*, 5/7/2018, LOC: Bank of America NA	7,485,000	7,485,000
Arizona, State Water Infrastructure Finance Authority Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	3,400,000	3,450,788
Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 1.79%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	1,440,000	1,440,000

		12,375,788

Arkansas 2.1%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 2.0%*, 5/7/2018, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000

California 13.9%
California, Metropolitan Water District of Southern California:
Series D, MUNIPSA + 0.05%, 1.8%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037	6,630,000	6,630,000
Series E, MUNIPSA + 0.05%, 1.8%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037	4,000,000	4,000,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	19

	Principal Amount ($)	Value ($)
California, State General Obligation, TECP, 1.38%, 6/7/2018, LOC: Royal Bank of Canada	4,910,000	4,910,000
California, Statewide Community Development Authority, TECP, 1.25%, 8/8/2018	5,000,000	5,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA + 0.35% , 2.05%**, Mandatory Put 7/26/2018 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, 5.0%, 6/29/2018	2,500,000	2,516,417
San Diego, CA, Public Facilities Financing Authority:
TECP, 1.25%, 8/7/2018 , LOC: Bank of America	1,612,000	1,612,000
TECP, 1.28%, 8/7/2018 , LOC: Bank of America	1,473,000	1,473,000
San Francisco City & County, CA, Airports Commission, Series 34E, AMT, Prerefunded 5/1/2018 @ 100, 5.75%, 5/1/2019	2,525,000	2,525,000
San Francisco City & County, CA, Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 1.78%*, 5/7/2018, LOC: Citibank NA	1,125,000	1,125,000
University of California, TECP, 1.65%, 5/15/2018	10,050,000	10,050,000

		43,841,417

Connecticut 3.0%
Connecticut, State Health & Educational Facility Authority Revenue, Yale University, Series A, 1.375%, Mandatory Put 7/11/2018 @ 100, 7/1/2035	6,275,000	6,278,812
Connecticut, State Health & Educational Facility Authority Revenue,, Loomis Chafee School, Series G, Prerefunded 7/1/2018 @ 100, 5.0%, 7/1/2030	3,000,000	3,019,520

		9,298,332

District of Columbia 4.8%
District of Columbia, Water & Sewer Authority:
TECP, 1.3%, 5/1/2018 , LOC: Landesbank Hessen-Thuringen	6,000,000	6,000,000
TECP, 1.68%, 5/1/2018 , LOC: Landesbank Hessen-Thuringen	9,000,000	9,000,000

		15,000,000

Florida 4.4%
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 1.73%*, 5/7/2018, LOC: Northern Trust Co.	4,150,000	4,150,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 1.74%*, 5/7/2018, LOC: TD Bank NA	2,855,000	2,855,000

The accompanying notes are an integral part of the financial statements.

20	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 1.79%*, 5/7/2018, LOC: Northern Trust Co.	1,300,000	1,300,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 1.76%*, 5/7/2018, LOC: Freddie Mac	5,500,000	5,500,000

		13,805,000

Georgia 0.4%
Georgia, Municipal Electric Authority, Series B, 1.75%*, 5/7/2018, LOC: Barclays Bank PLC	1,305,000	1,305,000

Idaho 1.6%
Idaho, State Tax Anticipation Notes, 4.0%, 6/29/2018	5,000,000	5,024,744

Illinois 4.9%
Channahon, IL, Morris Hospital Revenue, 1.76%*, 5/7/2018, LOC: U.S. Bank NA	4,130,000	4,130,000
Cook County, IL, Bernard Zell Anshe Emet Day School Revenue, 1.79%*, 5/7/2018, LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
DuPage County, IL, Morton Arboretum Project Revenue, 1.76%*, 5/7/2018, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 1.73%*, 5/7/2018, LOC: BMO Harris Bank NA	1,000,000	1,000,000
Illinois, State Finance Authority Revenue, North Park University Project, 1.75%*, 5/7/2018, LOC: U.S. Bank NA	1,500,000	1,500,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series E, 1.75%*, 5/7/2018 , LOC: Barclays Bank PLC	1,610,000	1,610,000
Series F, 1.75%*, 5/7/2018 , LOC: Barclays Bank PLC	1,580,000	1,580,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 1.76%*, 5/7/2018, LOC: Northern Trust Co.	2,065,000	2,065,000
Illinois, State Finance Authority Revenue, Uhlich Children’s Advantage, 1.75%*, 5/7/2018, LOC: U.S. Bank NA	1,445,000	1,445,000

		15,330,000

Iowa 0.2%
Iowa, State Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program, Series B, 1.75%*, 5/7/2018, SPA: Federal Home Loan Bank	700,000	700,000

Kansas 0.3%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 1.89%*, 5/7/2018, LOC: Svenska Handelsbanken	1,000,000	1,000,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	21

	Principal Amount ($)	Value ($)

Louisiana 0.3%
Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 1.9%*, 5/7/2018, LOC: Bank of America NA	1,045,000	1,045,000

Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 1.75%*, 5/7/2018, LOC: Bank of America NA	1,000,000	1,000,000

Massachusetts 5.0%
Massachusetts, Revenue Anticipation Notes:
Series B, 2.0%, 5/21/2018	10,000,000	10,006,204
Series C, 2.0%, 6/25/2018	3,350,000	3,355,195
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 1.77%*, 5/7/2018, LIQ: Citibank NA	2,300,000	2,300,000

		15,661,399

Missouri 4.6%
Missouri, Tender Option Bond Trust Receipts:
Series 2015-XF2198, 144A, 1.78%*, 5/7/2018 , LIQ: Citibank NA	2,660,000	2,660,000
Series 2017-XG0157, 144A, 1.79%*, 5/7/2018 , LIQ: Barclays Bank PLC, LOC: Barclays Bank PLC	11,915,000	11,915,000

		14,575,000

Nevada 2.3%
Nevada, State Housing Division, HELP Owens Associates LP, AMT, 1.8%*, 5/7/2018, LOC: Citibank NA	1,965,000	1,965,000
Nevada, State Housing Division, Sonoma Palms LP, AMT, 1.78%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	5,400,000	5,400,000

		7,365,000

New Hampshire 1.3%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 1.8%*, 5/7/2018, LOC: TD Bank NA	4,065,000	4,065,000

New York 1.1%
New York, General Obligation, Series A-4, 1.75%*, 5/7/2018, LOC: Bank of Tokyo-Mitsubishi UFJ	1,450,000	1,450,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 1.78%*, 5/7/2018, LIQ: Credit Suisse	1,865,000	1,865,000

		3,315,000

The accompanying notes are an integral part of the financial statements.

22	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)

Ohio 6.7%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Carnegie/96th Research Building Project, 1.78%*, 5/7/2018, LOC: PNC Bank NA	6,625,000	6,625,000
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 1.82%*, 5/7/2018, LOC: Northern Trust Co.	11,600,000	11,600,000
Hamilton County, OH, Economic Development Revenue, State Xavier High School Project, 1.76%*, 5/7/2018, LOC: PNC Bank NA	1,860,000	1,860,000
Ohio, State Economic Development Revenue, Goodwill Industries Miami Vy Project, 1.76%*, 5/7/2018, GTY: Patheon, Inc., LOC: PNC Bank NA	1,060,000	1,060,000

		21,145,000

Oregon 1.9%
Oregon, State Housing & Community Services Department, Housing Development Revenue, Redwood Park Apartments, Series F, AMT, 1.78%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	800,000	800,000
Oregon, State Tax Anticipation Notes, Series A, 5.0%, 9/28/2018	5,000,000	5,082,000

		5,882,000

Pennsylvania 2.2%
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 1.76%*, 5/7/2018, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 1.76%*, 5/7/2018, LOC: PNC Bank NA	4,215,000	4,215,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 1.85%*, 5/7/2018, LOC: PNC Bank NA	300,000	300,000

		7,015,000

Rhode Island 0.9%
Rhode Island, Narragansett Bay Commission, Wastewater System Revenue, Series A, 1.76%*, 5/7/2018, LOC: TD Bank NA	2,900,000	2,900,000

South Dakota 0.8%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health:
Series C, 1.74%*, 5/7/2018 , LOC: U.S. Bank NA	1,495,000	1,495,000
Series B, 1.74%*, 5/7/2018 , LOC: U.S. Bank NA	1,170,000	1,170,000

		2,665,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	23

	Principal Amount ($)	Value ($)

Tennessee 0.8%
Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, Gateway Projects, Series A-1, 1.74%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	2,600,000	2,600,000

Texas 12.4%
Harris County, TX, Toll Road Revenue, TECP, 1.5%, 5/3/2018	1,250,000	1,250,000
Houston, TX, Airport System Revenue, TECP, 1.8%, 6/21/2018, LIQ: State Street Bank & Trust Co.	5,000,000	5,000,000
San Antonio, TX, General Obligation, Prerefunded 8/1/2018 @ 100, 5.5%, 8/1/2024	1,000,000	1,011,129
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health, Series C-1, 1.73%*, 5/7/2018, LOC: Sumitomo Mitsui Banking	1,375,000	1,375,000
Texas, State Tax & Revenue Anticipation Notes, 4.0%, 8/30/2018	17,000,000	17,171,983
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 1.78%*, 5/7/2018, LIQ: Citibank NA	3,100,000	3,100,000
University of Texas, Permanent University Funding, TECP, 1.32%, 8/6/2018	10,000,000	9,999,181

		38,907,293

Utah 1.6%
Utah, State General Obligation, Series C, 5.0%, 7/1/2018	5,000,000	5,029,663

Virginia 0.2%
Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 1.76%*, 5/7/2018, LOC: Northern Trust Co.	650,000	650,000

Other 5.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A”, Series MO27, 1.77%*, 5/7/2018 , LIQ: Freddie Mac	2,850,000	2,850,000
“A”, Series M031, 1.78%*, 5/7/2018 , LIQ: Freddie Mac	9,030,000	9,030,000
Series M033, 1.78%*, 5/7/2018 , LIQ: Freddie Mac	1,480,000	1,480,000
“A”, Series M015, AMT, 1.8%*, 5/7/2018 , LIQ: Freddie Mac	2,840,000	2,840,000

		16,200,000
Total Municipal Investments (Cost $285,915,636)		285,915,636

The accompanying notes are an integral part of the financial statements.

24	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Preferred Shares of Closed-End Investment Companies 8.6%
California 5.4%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.93%*, 5/7/2018	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.9%*, 5/7/2018, LIQ: Citibank NA	1,500,000	1,500,000
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.9%*, 5/7/2018, LIQ: Royal Bank of Canada	5,500,000	5,500,000

		17,000,000

National 3.2%
Nuveen Municipal Credit Income Fund, Series 3, 144A, AMT, 1.91%*, 5/7/2018, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $27,000,000)		27,000,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $312,915,636)	99.4	312,915,636
Other Assets and Liabilities, Net	0.6	1,824,948

Net Assets	100.0	314,740,584

*	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2018. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	25

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$285,915,636	$—	$285,915,636
Preferred Shares of Closed-End Investment Companies (a)	—	27,000,000	—	27,000,000
Total	$—	$312,915,636	$—	$312,915,636

There have been no transfers between fair value measurement levels during the year ended April 30, 2018.

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

26	Cash Account Trust — Service Shares

Statement of Assets and Liabilities

as of April 30, 2018

Assets	Deutsche Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$312,915,636
Cash	69,528
Receivable for investments sold	330,000
Receivable for Fund shares sold	143,877
Interest receivable	1,777,451
Due from Advisor	3,567
Other assets	87,922
Total assets	315,327,981

Liabilities
Payable for Fund shares redeemed	266,657
Distributions payable	47,775
Accrued Trustees’ fees	5,240
Other accrued expenses and payables	267,725
Total liabilities	587,397
Net assets, at value	$314,740,584

Net Assets Consist of
Distributions in excess of net investment income	(47,775)
Accumulated net realized gain (loss)	(32,286)
Paid-in capital	314,820,645
Net assets, at value	$314,740,584

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	27

Statement of Assets and Liabilities as of April 30, 2018 (continued)

Net Asset Value	Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($41,085,932 ÷ 41,071,028 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($136,426,424 ÷ 136,376,886 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($50,949,159 ÷ 50,930,691 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($42,325,482 ÷ 42,310,119 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($38,365,294 ÷ 38,351,362 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($5,588,293 ÷ 5,586,266 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

28	Cash Account Trust — Service Shares

Statement of Operations

for the year ended April 30, 2018

Investment Income	Deutsche Tax-Exempt Portfolio

Income:
Interest	$3,751,410
Expenses:
Management fee	247,413
Administration fee	359,867
Services to shareholders	280,512
Distribution and service fees	398,628
Custodian fee	7,822
Professional fees	121,791
Reports to shareholders	123,280
Registration fees	102,894
Trustees’ fees and expenses	20,396
Other	65,538
Total expenses before expense reductions	1,728,141
Expense reductions	(400,681)
Total expenses after expense reductions	1,327,460
Net investment income	2,423,950
Net realized gain (loss) from investments	2,158
Net increase (decrease) in net assets resulting from operations	$2,426,108

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	29

Statements of Changes in Net Assets

	Deutsche Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2018	2017

Operations:
Net investment income	$2,423,950	$1,740,204
Net realized gain (loss)	2,158	(34,444)
Net increase in net assets resulting from operations	2,426,108	1,705,760
Distributions to shareholders from:
Net investment income:
Deutsche Tax-Exempt Cash Premier Shares	(430,286)	(728,624)
Deutsche Tax-Exempt Money Fund	(1,163,840)	(707,714)
Deutsche Tax-Free Money Fund Class S	(413,013)	(263,679)
Service Shares	(36,384)	(39,373)
Tax-Exempt Cash Managed Shares	(364,721)	(185,422)
Tax-Free Investment Class	(28,399)	(16,700)
Net realized gain:
Deutsche Tax-Exempt Cash Premier Shares	—	(27,952)
Deutsche Tax-Exempt Money Fund	—	(15,307)
Deutsche Tax-Free Money Fund Class S	—	(6,360)
Service Shares	—	(6,245)
Tax-Exempt Cash Managed Shares	—	(5,594)
Tax-Free Investment Class	—	(1,196)
Total distributions	(2,436,643)	(2,004,166)
Fund share transactions:
Proceeds from shares sold	550,268,409	1,179,428,894
Reinvestment of distributions	1,998,663	1,367,713
Payments for shares redeemed	(576,644,724)	(1,942,131,493)
Net increase (decrease) in net assets from Fund share transactions	(24,377,652)	(761,334,886)
Increase (decrease) in net assets	(24,388,187)	(761,633,292)
Net assets at beginning of year	339,128,771	1,100,762,063
Net assets at end of year (including distributions in excess of net investment income of $47,775 and $53,638, respectively)	$314,740,584	$339,128,771

The accompanying notes are an integral part of the financial statements.

30	Cash Account Trust — Service Shares

Financial Highlights

Deutsche Tax-Exempt Portfolio

Service Shares

	Years Ended April 30,
	2018	2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.001	.001		.000	*	.000	*	.000	*
Net realized gain (loss)	.000 *	(.000	)*	.000	*	.000	*	.000	*
Total from investment operations	.001	.001		.000	*	.000	*	.000	*
Less distributions from:
Net investment income	(.001)	(.001)		(.000	)*	(.000	)*	(.000	)*
Net realized gains	—	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Total distributions	(.001)	(.001)		(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.07	.10		.02		.03		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42	40		49		48		52
Ratio of expenses before expense reductions (%)	1.15	1.11		1.07		1.06		1.05
Ratio of expenses after expense reductions (%)	1.00	.64		.14		.10		.13
Ratio of net investment income (%)	.07	.02		.01		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

Cash Account Trust — Service Shares	31

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio (each a “Fund” and together, the “Funds”). These financial statements report on Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio.

Deutsche Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

Deutsche Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical

32	Cash Account Trust — Service Shares

securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds’ claims on the collateral may be subject to legal proceedings.

As of April 30, 2018, Deutsche Government & Agency Securities Portfolio held repurchase agreements with a gross value of $856,282,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following Deutsche Government & Agency Securities Portfolio’s Investment Portfolio.

Cash Account Trust — Service Shares	33

Federal Income Taxes. Each of the Funds’ policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2018, Deutsche Government & Agency Securities Portfolio had a net tax basis pre-enactment capital loss carryforward of approximately $318,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

In addition, from November 1, 2017 through April 30, 2018, the Fund elects to defer qualified late year losses of approximately $2,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending April 30, 2019.

At April 30, 2018, Deutsche Tax-Exempt Portfolio had a net tax basis capital loss carryforward of approximately $32,000, which may be applied against any realized net taxable capital gains indefinitely.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2018 and have determined that no provision for income tax and/or uncertain tax positions is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Funds.

At April 30, 2018, Deutsche Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $4,709,353,293.

34	Cash Account Trust — Service Shares

At April 30, 2018, Deutsche Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $312,915,636.

At April 30, 2018, the Funds’ components of distributable earnings (accumulated losses) on a tax basis are as follows:

Government & Agency Securities Portfolio:
Undistributed ordinary income*	$5,529,532
Capital loss carryforwards	$(318,000)
Tax-Exempt Portfolio:
Capital loss carryforwards	$(32,000)

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

	Years Ended April 30,
Portfolio	2018	2017
Government & Agency Securities Portfolio:
Distributions from ordinary income*	$49,931,836	$15,562,061
Tax-Exempt Portfolio:
Distributions from tax-exempt income	$2,436,643	$1,941,512
Distributions from ordinary income*	$—	$62,654

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds’ that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management

Cash Account Trust — Service Shares	35

Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The monthly management fee for the funds is computed based on the combined average daily net assets of the two funds of the Trust and allocated to Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Deutsche Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Deutsche Government & Agency Securities Portfolio’s average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Service Shares of Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio.

Accordingly, for the year ended April 30, 2018, the Advisor earned a management fee on the Deutsche Government & Agency Securities Portfolio aggregating $3,247,493, of which $2,406,714 was waived, resulting in an annual effective rate of 0.02% of the Fund’s average daily net assets.

Accordingly, for the year ended April 30, 2018, the Advisor earned a management fee on Deutsche Tax-Exempt Portfolio aggregating $247,413, all of which was waived, resulting in an annual effective rate of 0.00% of the Fund’s average daily net assets.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

36	Cash Account Trust — Service Shares

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee (“Administration Fee”) of 0.10% of each of these two Funds’ average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2018, the Administration Fee from Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio was as follows:

Fund	Administration Fee	Waived	Unpaid at April 30, 2018
Deutsche Government & Agency Securities Portfolio	$4,732,259	$—	$414,972
Deutsche Tax-Exempt Portfolio	$359,867	$111,972	$14,272

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended April 30, 2018, the amounts charged to the Funds by DSC were as follows:

Deutsche Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2018
Deutsche Government & Agency Money Fund	$76,052	$76,052	$—
Deutsche Government Cash Institutional Shares	510,029	510,029	—
Government Cash Managed Shares	122,169	—	19,545
Service Shares	130,118	—	15,412
	$838,368	$586,081	$34,957

Deutsche Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2018
Deutsche Tax-Exempt Cash Premier Shares	$7,768	$7,768	$—
Deutsche Tax-Exempt Money Fund	40,979	9,954	—
Deutsche Tax-Free Money Fund Class S	32,971	—	5,362
Service Shares	118,161	—	19,182
Tax-Exempt Cash Managed Shares	34,811	—	6,451
Tax-Free Investment Class	7,260	—	1,028
	$241,950	$17,722	$32,023

Cash Account Trust — Service Shares	37

For the year ended April 30, 2018, the Advisor reimbursed Deutsche Government & Agency Money Fund $2,771 and Deutsche Government Cash Institutional Shares $7 of sub-recordkeeping expenses.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2018, the Distribution Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2018	Annual Effective Rate	Contractual Rate
Service Shares	$318,870	$1,739	$24,146	.60%	.60%

Deutsche Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2018	Annual Effective Rate	Contractual Rate
Service Shares	$284,514	$23,574	$27,651	.55%	.60%
Tax-Free Investment Class	17,796	—	1,141	.25%	.25%
	$302,310	$23,574	$28,792

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2018, the Service Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Service Fee	Waived	Unpaid at April 30, 2018	Annual Effective Rate	Contractual Rate
Government Cash Managed Shares	$295,492	$33,952	$21,030	.13%	.15%

Deutsche Tax-Exempt Portfolio:	Service Fee	Unpaid	Annual Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$91,335	$5,027	.15%	.15%
Tax-Free Investment Class	4,983	319	.07%	.07%
	$96,318	$5,346

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Funds. For the year ended April 30, 2018, the amounts

38	Cash Account Trust — Service Shares

charged to the Funds by DIMA included in the Statement of Operations under “Reports to shareholders” were as follows:

Fund	Total Aggregated	Unpaid at April 30, 2018
Deutsche Government & Agency Securities Portfolio	$31,332	$15,078
Deutsche Tax-Exempt Portfolio	$51,193	$26,665

Trustees’ Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2018, the Deutsche Tax-Exempt Portfolio engaged in securities purchases of $361,103,000 and securities sales of $379,855,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Funds and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at April 30, 2018.

Cash Account Trust — Service Shares	39

D. Fund Share Transactions

The following tables summarize share and dollar activity in the Funds:

Deutsche Government & Agency Securities Portfolio

	Year Ended April 30, 2018		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Deutsche Government & Agency Money Fund	143,710,246	$143,710,246	209,216,428	$209,216,428
Deutsche Government Cash Institutional Shares	88,074,168,877	88,074,168,877	37,869,188,821	37,869,188,821
Government Cash Managed Shares	1,105,848,695	1,105,848,695	1,176,220,649	1,176,220,649
Service Shares	217,149,610	217,149,610	298,263,856	298,263,856
Account Maintenance Fees	—	(59)	—	14,194
		$89,540,877,369		$39,552,903,948

Shares issued to shareholders in reinvestment of distributions
Deutsche Government & Agency Money Fund	1,336,368	$1,336,368	379,196	$379,196
Deutsche Government Cash Institutional Shares	5,866,419	5,866,419	2,241,225	2,241,225
Government Cash Managed Shares	596,039	596,039	101,923	101,923
Service Shares	114,876	114,876	4,687	4,687
		$7,913,702		$2,727,031

40	Cash Account Trust — Service Shares

	Year Ended April 30, 2018		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars

Shares redeemed
Deutsche Government & Agency Money Fund	(158,011,883)	$(158,011,883)	(148,534,701)	$(148,534,701)
Deutsche Government Cash Institutional Shares	(87,965,664,489)	(87,965,664,489)	(37,065,540,621)	(37,065,540,621)
Government Cash Managed Shares	(1,118,258,613)	(1,118,258,613)	(1,245,042,109)	(1,245,042,109)
Service Shares	(203,068,716)	(203,068,716)	(311,857,612)	(311,857,612)
		$(89,445,003,701)		$(38,770,975,043)

Net increase (decrease)
Deutsche Government & Agency Money Fund	(12,965,269)	$(12,965,269)	61,060,923	$61,060,923
Deutsche Government Cash Institutional Shares	114,370,807	114,370,807	805,889,425	805,889,425
Government Cash Managed Shares	(11,813,879)	(11,813,879)	(68,719,537)	(68,719,537)
Service Shares	14,195,770	14,195,770	(13,589,069)	(13,589,069)
Account Maintenance Fees	—	(59)	—	14,194
		$103,787,370		$784,655,936

Cash Account Trust — Service Shares	41

Deutsche Tax-Exempt Portfolio

	Year Ended April 30, 2018		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Deutsche Tax-Exempt Cash Premier Shares	67,725,230	$67,725,230	717,887,643	$717,887,643
Deutsche Tax-Exempt Money Fund	51,423,925	51,423,925	67,778,786	67,778,786
Deutsche Tax-Free Money Fund Class S	13,879,488	13,879,488	16,617,062	16,617,062
Service Shares	81,813,513	81,813,513	79,974,302	79,974,302
Tax-Exempt Cash Managed Shares	326,154,215	326,154,215	254,196,732	254,196,732
Tax-Free Investment Class	9,272,138	9,272,138	42,959,132	42,959,132
Account Maintenance Fees	—	(100)	—	15,237
		$550,268,409		$1,179,428,894

Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	394,754	$394,754	339,664	$339,664
Deutsche Tax-Exempt Money Fund	1,145,507	1,145,507	708,301	708,301
Deutsche Tax-Free Money Fund Class S	392,467	392,467	255,513	255,513
Service Shares	36,362	36,362	45,367	45,367
Tax-Exempt Cash Managed Shares	1,571	1,571	944	944
Tax-Free Investment Class	28,002	28,002	17,924	17,924
		$1,998,663		$1,367,713

42	Cash Account Trust — Service Shares

	Year Ended April 30, 2018		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars

Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(64,594,618)	$(64,594,618)	(1,194,579,965)	$(1,194,579,965)
Deutsche Tax-Exempt Money Fund	(59,547,276)	(59,547,276)	(95,919,276)	(95,919,276)
Deutsche Tax-Free Money Fund Class S	(18,119,437)	(18,119,437)	(28,995,336)	(28,995,336)
Service Shares	(79,236,036)	(79,236,036)	(89,409,981)	(89,409,981)
Tax-Exempt Cash Managed Shares	(342,806,879)	(342,806,879)	(259,528,670)	(259,528,670)
Tax-Free Investment Class	(12,340,478)	(12,340,478)	(273,698,265)	(273,698,265)
		$(576,644,724)		$(1,942,131,493)

Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	3,525,366	$3,525,366	(476,352,658)	$(476,352,658)
Deutsche Tax-Exempt Money Fund	(6,977,844)	(6,977,844)	(27,432,189)	(27,432,189)
Deutsche Tax-Free Money Fund Class S	(3,847,482)	(3,847,482)	(12,122,761)	(12,122,761)
Service Shares	2,613,839	2,613,839	(9,390,312)	(9,390,312)
Tax-Exempt Cash Managed Shares	(16,651,093)	(16,651,093)	(5,330,994)	(5,330,994)
Tax-Free Investment Class	(3,040,338)	(3,040,338)	(230,721,209)	(230,721,209)
Account Maintenance Fees	—	(100)	—	15,237
		$(24,377,652)		$(761,334,886)

E. Ownership of the Fund

From time to time, a Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

Cash Account Trust — Service Shares	43

At April 30, 2018, 19% of the outstanding shares of Deutsche Government & Agency Securities Portfolio was held by other affiliated Deutsche funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the Deutsche family of funds.

F. Name Changes

In connection with adoption of the DWS brand, effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” will become known as the “DWS Funds.” As a result, Deutsche Government & Agency Securities Portfolio will be renamed DWS Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio will be renamed DWS Tax-Exempt Portfolio.

44	Cash Account Trust — Service Shares

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and the Shareholders of Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio (collectively referred to as the “Funds”), (two of the funds constituting Cash Account Trust) (the “Trust”), including the schedules of investments, as of April 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting Cash Account Trust) at April 30, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not

Cash Account Trust — Service Shares	45

required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the Deutsche family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 19, 2018

46	Cash Account Trust — Service Shares

Information About Each Fund’s Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2017 to April 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Portfolio Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Cash Account Trust — Service Shares	47

Service Shares

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2018 (Unaudited)

Actual Fund Return	Deutsche Government & Agency Securities Portfolio	Deutsche Tax-Exempt Portfolio
Beginning Account Value 11/1/17	$1,000.00	$1,000.00
Ending Account Value 4/30/18	$1,002.12	$1,000.68
Expenses Paid per $1,000*	$4.91	$5.41

Hypothetical 5% Fund Return
Beginning Account Value 11/1/17	$1,000.00	$1,000.00
Ending Account Value 4/30/18	$1,019.89	$1,019.39
Expenses Paid per $1,000*	$4.96	$5.46

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Deutsche Government & Agency Securities Portfolio	Deutsche Tax-Exempt Portfolio
Service Shares	.99%	1.09%

For more information, please refer to each Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information	(Unaudited)

For the Deutsche Government & Agency Securities Portfolio, a total of 73% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

For the Deutsche Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2018, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

48	Cash Account Trust — Service Shares

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov, and they may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Cash Account Trust — Service Shares	49

Advisory Agreement Board Considerations and Fee Evaluation

Deutsche Government & Agency Securities Portfolio

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Government & Agency Securities Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term

50	Cash Account Trust — Service Shares

relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Cash Account Trust — Service Shares	51

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share classes: Service Shares (1st quartile), Deutsche Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (2nd quartile) and Deutsche Government & Agency Money Fund shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized

52	Cash Account Trust — Service Shares

by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of

Cash Account Trust — Service Shares	53

numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche Tax-Exempt Portfolio

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others.

54	Cash Account Trust — Service Shares

The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Deutsche Tax-Exempt Cash Premier Shares) was in the

Cash Account Trust — Service Shares	55

1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were higher than the median (4th quartile) of the applicable Broadridge expense universe for the following share classes: Service Shares, Deutsche Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, Deutsche Tax-Exempt Money Fund shares and Deutsche Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund.

56	Cash Account Trust — Service Shares

The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted, that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Cash Account Trust — Service Shares	57

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

58	Cash Account Trust — Service Shares

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	87	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	87	Portland General Electric[2] (utility company) (2003– present)

Cash Account Trust — Service Shares	59

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; American Documentary, Inc. (public media); Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	87	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	87	—

60	Cash Account Trust — Service Shares

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive committee); Adjunct Professor, University of Denver Law School (2017–present); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International; Denver Zoo Foundation (2012–2018)	87	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	87	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	87	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	87	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)

Cash Account Trust — Service Shares	61

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	87	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	87	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6,9] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Managing Director,[3] DWS; Secretary of DWS U.S. Holding Company Corporation (since March 2018); formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] DWS; Vice President, DWS Distributors, Inc. (since 2016); Director, DWS Service Company (since 2017); Director and President, DB Investment Managers, Inc. (since 2017); formerly: Chairman, Director and President, Deutsche AM Trust Company (2013–2018); Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017) and Secretary, Deutsche AM Service Company (2010–2017)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS

62	Cash Account Trust — Service Shares

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, since July 12, 2017	Director,[3] DWS; Director and Vice President, Deutsche AM Trust Company (since 2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Diane Kenneally[8] (1966) Assistant Treasurer, 2007–present	Director,[3] DWS

[1]	The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed President and Chief Executive Officer effective December 1, 2017.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Cash Account Trust — Service Shares	63

CATS-2

(R-027582-7 6/18)

April 30, 2018

Annual Report

to Shareholders

Deutsche Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

(Effective on or about July 2, 2018, Deutsche Government & Agency Securities Portfolio will be renamed DWS Government & Agency Securities Portfolio, and the Deutsche Government & Agency Money Fund will be renamed DWS Government & Agency Money Fund.)

Contents

3	Portfolio Management Review
6	Portfolio Summary
7	Investment Portfolio
11	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Financial Highlights
16	Notes to Financial Statements

25	Report of Independent Registered Public Accounting Firm
27	Information About Your Fund’s Expenses
28	Tax Information
29	Other Information
30	Advisory Agreement Board Considerations and Fee Evaluation
34	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Government & Agency Money Fund

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2018, short-term rates generally moved up based on a growing U.S. economy and evolving U.S. Federal Reserve Board (the Fed) statements and actions. A strong U.S. labor market prompted the Fed to raise short-term rates in June 2017, keeping its forward rate forecast unchanged and stating that the central bank would soon begin to unwind its significant holdings in Treasury and mortgage securities. By the end of the summer, the money market yield curve had flattened in reaction to political uncertainty in Washington, D.C. and the lack of any sign of an uptick in U.S. inflation. As we moved into the fourth quarter, concerns were expressed regarding the expiration of the government’s debt ceiling, with accompanying volatility in rates in October, but Congress was able to keep the government operating with a short-term agreement with the administration. This cleared the way for the market to increase its projection for economic growth in 2018. The economy continued to perform well, with unemployment at 4.1%. Yields moved higher in reaction to the Fed’s December rate hike, its third such move in 2017.

At the start of 2018, yields for longer-term money market securities rose based on the prospects for increased Treasury security supply following the increase in the debt ceiling and the passage of federal tax overhaul in December. Significant increases in supply did materialize, with the U.S. Treasury issuing more than $352 billion in Treasury bills during the first quarter. At the same time, investors also grew concerned about the prospects for “trade wars” based on aggressive rhetoric from the U.S. administration, which in turn spurred financial market volatility. In light of increased market instability and the possibility that trade tensions could cool the global economy, questions increased regarding the Fed’s ability to raise short-term rates at a faster pace. Nevertheless, the Federal Open

Deutsche Government & Agency Money Fund	3

Market Committee (FOMC) raised short-term rates at its March 2018 meeting. Despite the fact that Treasury bill issuance retreated in April, an overall increase in Treasury supply and the FOMC’s plan to gradually “normalize” interest rates continued to push money market yields higher.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

Within the Government & Agency Securities Portfolio, we maintained a “barbell” strategy, i.e., having a heavier weighting towards short-maturity Treasury and agency securities for flexibility and liquidity purposes, while also utilizing six-to-18-month Treasury and agency floating-rate notes for added yield and interest rate protection.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Our current forecast is for two additional short-term rate increases by the Fed in 2018. We are cautious regarding current U.S. economic policy and the agenda on trade that the administration is pursuing. However, we believe that the economy can continue to expand, and are positioning the Fund for continued growth and additional Fed rate hikes. We also look for significantly increased Treasury bill supply overall in 2018, which should continue to exert upward pressure on money market rates.

We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.

4	Deutsche Government & Agency Money Fund

Fund Performance (as of April 30, 2018)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
Deutsche Government & Agency Money Fund	1.57%*

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

Credit quality is an assessment of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency (i.e., Standard & Poor’s, Moody’s, Fitch). Ratings agencies are paid to make such credit assessments by the entity that is seeking a rating for itself. Letter grades of “BBB” and above indicate that the rated borrower is considered “investment grade” by a particular ratings agency.

Deutsche Government & Agency Money Fund	5

Portfolio Summary	(Unaudited)

Deutsche Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/18	4/30/17
Government & Agency Obligations	82%	48%
Repurchase Agreements	18%	52%
	100%	100%

Weighted Average Maturity	4/30/18	4/30/17
Cash Account Trust — Deutsche Government & Agency
Securities Portfolio	33 days	23 days
iMoneyNet Government & Agencies Retail Money Fund Average*	31 days	36 days

*	The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 7–10. A quarterly Fact Sheet is available on dws.com or upon request.

6	Deutsche Government & Agency Money Fund

Investment Portfolio	as of April 30, 2018

Deutsche Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 81.7%
U.S. Government Sponsored Agencies 48.8%
Federal Farm Credit Bank:
3-month LIBOR minus 0.180%, 1.593%**, 11/1/2019	25,000,000	25,000,000
1-month LIBOR minus 0.165%, 1.722%**, 11/2/2018	25,000,000	24,999,683
1-month LIBOR minus 0.165%, 1.73%**, 10/9/2018	10,750,000	10,749,748
1-month LIBOR minus 0.150%, 1.747%**, 10/11/2018	20,000,000	19,999,731
1-month LIBOR minus 0.145%, 1.753%**, 2/26/2019	30,000,000	29,999,006
1-month LIBOR minus 0.145%, 1.756%**, 3/29/2019	22,000,000	22,000,000
1-month LIBOR minus 0.135%, 1.762%**, 4/11/2019	89,500,000	89,500,000
1-month LIBOR minus 0.115%, 1.783%**, 7/23/2018	25,000,000	24,999,759
1-month LIBOR minus 0.110%, 1.784%**, 3/12/2019	28,000,000	27,998,688
1-month LIBOR minus 0.095%, 1.802%**, 7/25/2019	12,000,000	11,999,812
1-month LIBOR minus 0.090%, 1.808%**, 10/22/2018	40,000,000	39,999,171
1-month LIBOR minus 0.070%, 1.825%**, 1/9/2019	25,000,000	25,000,000
3-month LIBOR minus 0.055%, 1.83%**, 8/20/2018	20,000,000	20,015,444
1-month LIBOR minus 0.065%, 1.832%**, 7/20/2018	45,000,000	45,000,000
1-month LIBOR plus 0.030%, 1.93%**, 8/27/2018	20,000,000	19,999,496
1-month LIBOR plus 0.040%, 1.937%**, 1/10/2019	22,250,000	22,260,946
1-month LIBOR plus 0.120%, 2.017%**, 6/20/2018	10,000,000	10,000,000
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 2.119%**, 11/13/2018	38,500,000	38,500,000
Federal Home Loan Bank:
1.46%*, 5/1/2018	10,000,000	10,000,000
1.489%*, 6/8/2018	43,000,000	42,933,324
3-month LIBOR minus 0.250%, 1.517%**, 8/3/2018	25,000,000	25,000,000
1.602%*, 5/11/2018	55,000,000	54,975,861
1.632%*, 5/16/2018	42,000,000	41,971,825
1.693%*, 5/25/2018	24,250,000	24,223,002
1-month LIBOR minus 0.170%, 1.717%**, 6/1/2018	40,000,000	40,000,000
1-month LIBOR minus 0.155%, 1.723%**, 7/5/2018	32,500,000	32,500,000
1.724%*, 5/3/2018	25,000,000	24,997,639
1.724%*, 5/17/2018	30,000,000	29,977,333
1-month LIBOR minus 0.160%, 1.727%**, 8/3/2018	15,000,000	15,000,000
1-month LIBOR minus 0.160%, 1.736%**, 7/19/2018	50,000,000	50,000,000
1-month LIBOR minus 0.160%, 1.737%**, 5/15/2018	57,000,000	57,000,000
1-month LIBOR minus 0.150%, 1.747%**, 7/16/2018	42,000,000	42,000,000
1-month LIBOR minus 0.145%, 1.749%**, 8/13/2018	15,000,000	15,000,000
1-month LIBOR minus 0.145%, 1.752%**, 8/15/2018	60,000,000	60,000,000
1-month LIBOR minus 0.140%, 1.754%**, 5/18/2018	22,500,000	22,500,000

The accompanying notes are an integral part of the financial statements.

Deutsche Government & Agency Money Fund	7

	Principal Amount ($)	Value ($)
1-month LIBOR minus 0.140%, 1.757%**, 5/15/2018	100,000,000	100,000,000
1-month LIBOR minus 0.140%, 1.758%**, 6/26/2018	90,000,000	90,000,000
1-month LIBOR minus 0.135%, 1.761%**, 5/17/2018	85,000,000	85,000,000
1-month LIBOR minus 0.130%, 1.767%**, 6/11/2018	48,000,000	48,000,000
1.767%*, 6/22/2018	125,000,000	124,685,292
1-month LIBOR minus 0.130%, 1.767%**, 10/24/2018	30,000,000	30,000,000
1-month LIBOR minus 0.125%, 1.772%**, 8/20/2018	28,000,000	28,000,000
1-month LIBOR minus 0.110%, 1.787%**, 10/11/2018	125,000,000	125,021,555
1-month LIBOR minus 0.110%, 1.788%**, 2/22/2019	60,500,000	60,500,000
1-month LIBOR minus 0.090%, 1.788%**, 4/5/2019	55,000,000	55,000,000
1-month LIBOR minus 0.080%, 1.803%**, 2/4/2019	24,200,000	24,200,000
1-month LIBOR minus 0.090%, 1.805%**, 11/8/2018	30,000,000	30,000,000
1.845%*, 7/24/2018	18,000,000	17,923,560
3-month LIBOR minus 0.160%, 1.846%**, 5/30/2018	37,000,000	37,000,000
1-month LIBOR minus 0.045%, 1.852%**, 1/24/2019	10,000,000	10,006,434
1.86%*, 7/20/2018	25,000,000	24,898,055
1.87%*, 8/24/2018	20,000,000	19,882,189
1.881%*, 7/23/2018	40,000,000	39,828,928
3-month LIBOR minus 0.250%, 2.109%**, 7/30/2018	25,000,000	25,000,000
Federal Home Loan Mortgage Corp.:
3-month LIBOR minus 0.280%, 1.531%**, 8/10/2018	20,000,000	20,000,000
1-month LIBOR minus 0.170%, 1.727%**, 6/14/2018	25,000,000	25,000,000
1-month LIBOR minus 0.160%, 1.736%**, 7/19/2018	40,000,000	40,000,000
1-month LIBOR minus 0.150%, 1.744%**, 2/12/2019	20,000,000	20,000,000
1.779%*, 7/16/2018	15,000,000	14,944,425
1.784%*, 8/9/2018	20,000,000	19,902,222
1-month LIBOR minus 0.100%, 1.795%**, 8/8/2019	48,000,000	48,000,000
3-month LIBOR minus 0.250%, 2.087%**, 10/10/2018	28,500,000	28,500,000
3-month LIBOR minus 0.250%, 2.109%**, 7/24/2018	15,000,000	15,000,000

		2,302,393,128

U.S. Treasury Obligations 32.9%
U.S. Treasury Bills:
1.45%*, 5/31/2018	40,000,000	39,952,317
1.477%*, 6/14/2018	40,000,000	39,928,769
1.501%*, 6/21/2018	85,000,000	84,821,783
1.653%*, 5/24/2018	115,000,000	114,880,240
1.693%*, 6/14/2018	75,000,000	74,846,917
1.701%*, 6/14/2018	40,000,000	39,917,965
1.711%*, 5/3/2018	40,000,000	39,996,250
1.719%*, 5/3/2018	65,000,000	64,993,879
1.784%*, 6/28/2018	100,000,000	99,716,445
1.832%*, 8/23/2018	80,000,000	79,542,290
1.855%*, 7/26/2018	150,000,000	149,344,250
1.872%*, 9/20/2018	40,000,000	39,708,742

The accompanying notes are an integral part of the financial statements.

8	Deutsche Government & Agency Money Fund

	Principal Amount ($)	Value ($)
1.906%*, 9/27/2018	84,000,000	83,346,386
1.916%*, 9/20/2018	65,000,000	64,515,425
1.921%*, 9/27/2018	100,000,000	99,215,681
1.977%*, 9/20/2018	89,000,000	88,315,441
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.140%, 1.979%**, 1/31/2019	40,000,000	40,062,038
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 2.009%**, 10/31/2018	227,750,000	228,024,636
3-month U.S. Treasury Bill Money Market Yield plus 0.174%, 2.013%**, 7/31/2018	79,500,000	79,548,711

		1,550,678,165
Total Government & Agency Obligations (Cost $3,853,071,293)		3,853,071,293

Repurchase Agreements 18.1%
BNP Paribas, 1.71%, dated 4/30/2018, to be repurchased at $50,002,375 on 5/1/2018 (a)	50,000,000	50,000,000
HSBC Securities, Inc., 1.71%, dated 4/30/2018, to be repurchased at $100,004,750 on 5/1/2018 (b)	100,000,000	100,000,000
HSBC Securities, Inc., 1.71%, dated 4/30/2018, to be repurchased at $325,015,438 on 5/1/2018 (c)	325,000,000	325,000,000
Wells Fargo Bank, 1.74%, dated 4/30/2018, to be repurchased at $381,300,429 on 5/1/2018 (d)	381,282,000	381,282,000
Total Repurchase Agreements (Cost $856,282,000)		856,282,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $4,709,353,293)	99.8	4,709,353,293
Other Assets and Liabilities, Net	0.2	7,492,206

Net Assets	100.0	4,716,845,499

*	Annualized yield at time of purchase; not a coupon rate.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2018.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
45,800	U.S. Treasury Bonds	4.25–9.125	5/15/2018–5/15/2039	55,178
51,153,600	U.S. Treasury Notes	1.125–2.875	1/15/2019–4/30/2025	50,944,843
Total Collateral Value				51,000,021

The accompanying notes are an integral part of the financial statements.

Deutsche Government & Agency Money Fund	9

(b)	Collateralized by $255,205,000 U.S. Treasury STRIPS, Zero Coupon, maturing on 8/15/2047 with a value of $102,000,332.

(c)	Collateralized by $744,480,800 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 11/15/2042–2/15/2047 with a value of $331,500,386.

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
168,708,854	Federal Home Loan Mortgage Corp.	2.944–4.5	11/1/2032–3/1/2048	168,417,377
221,354,301	Federal National Mortgage Association	3.0–4.0	2/1/2033–4/1/2048	220,490,263
Total Collateral Value				388,907,640

LIBOR: London Interbank Offered Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (e)	$—	$3,853,071,293	$—	$3,853,071,293
Repurchase Agreements	—	856,282,000	—	856,282,000
Total	$—	$4,709,353,293	$—	$4,709,353,293

There have been no transfers between fair value measurement levels during the year ended April 30, 2018.

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

10	Deutsche Government & Agency Money Fund

Statement of Assets and Liabilities

As of April 30, 2018

Assets	Deutsche Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$3,853,071,293
Repurchased agreements, valued at amortized cost	856,282,000
Cash	11,581,264
Receivable for Fund shares sold	211,473
Interest receivable	1,995,011
Due from Advisor	2,563
Other assets	72,271
Total assets	4,723,215,875

Liabilities
Payable for Fund shares redeemed	206,811
Distributions payable	5,324,326
Accrued Management Fee	9,311
Accrued Trustees’ fees	58,661
Other accrued expenses and payables	771,267
Total liabilities	6,370,376
Net assets, at value	$4,716,845,499

Net Assets Consist of
Undistributed net investment income	205,206
Accumulated net realized gain (loss)	(319,389)
Paid-in capital	4,716,959,682
Net assets, at value	$4,716,845,499

The accompanying notes are an integral part of the financial statements.

Deutsche Government & Agency Money Fund	11

Statement of Assets and Liabilities as of April 30, 2018 (continued)

Net Asset Value	Deutsche Government & Agency Securities Portfolio
Deutsche Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($132,450,625 ÷ 132,450,999 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($4,350,483,974 ÷ 4,350,496,263 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($187,679,577 ÷ 187,680,107 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($46,231,323 ÷ 46,231,453 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

12	Deutsche Government & Agency Money Fund

Statement of Operations

for the year ended April 30, 2018

Investment Income	Deutsche Government & Agency Securities Portfolio
Income:
Interest	$57,406,971
Expenses:
Management fee	3,247,493
Administration fee	4,732,259
Services to shareholders	957,320
Distribution and service fees	614,362
Custodian fee	63,257
Professional fees	186,950
Reports to shareholders	99,398
Registration fees	110,272
Trustees’ fees and expenses	252,035
Other	242,362
Total expenses before expense reductions	10,505,708
Expense reductions	(3,031,264)
Total expenses after expense reductions	7,474,444
Net investment income	49,932,527
Net realized gain (loss) from investments	14,967
Net increase (decrease) in net assets resulting from operations	$49,947,494

The accompanying notes are an integral part of the financial statements.

Deutsche Government & Agency Money Fund	13

Statements of Changes in Net Assets

	Deutsche Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2018	2017

Operations:
Net investment income	$49,932,527	$15,561,938
Net realized gain (loss)	14,967	101,925
Net increase in net assets resulting from operations	49,947,494	15,663,863
Distributions to shareholders from:
Net investment income:
Deutsche Government & Agency Money Fund	(1,360,880)	(403,937)
Deutsche Government Cash Institutional Shares	(46,766,865)	(14,798,531)
Government Cash Managed Shares	(1,689,030)	(354,864)
Service Shares	(115,061)	(4,729)
Total distributions	(49,931,836)	(15,562,061)
Fund share transactions:
Proceeds from shares sold	89,540,877,369	39,552,903,948
Reinvestment of distributions	7,913,702	2,727,031
Cost of shares redeemed	(89,445,003,701)	(38,770,975,043)
Net increase (decrease) in net assets from Fund share transactions	103,787,370	784,655,936
Increase (decrease) in net assets	103,803,028	784,757,738
Net assets at beginning of year	4,613,042,471	3,828,284,733
Net assets at end of year (including undistributed net investment income of $205,206 and $204,515, respectively)	$4,716,845,499	$4,613,042,471

The accompanying notes are an integral part of the financial statements.

14	Deutsche Government & Agency Money Fund

Financial Highlights

Deutsche Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

	Years Ended April 30,
	2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.010		.003		.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	(.000	)*	.000	*	(.000	)*
Total from investment operations	.010		.003		.000	*	.000	*	.000	*
Less distributions from:
Net investment income	(.010)		(.003)		(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	1.03		.31		.05		.01		.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	132		145		84		84		94
Ratio of expenses before expense reductions (%)	.30		.30		.28		.27		.27
Ratio of expenses after expense reductions (%)	.19		.19		.18		.08		.08
Ratio of net investment income (%)	1.01		.33		.05		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

Deutsche Government & Agency Money Fund	15

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio. These financial statements report on Deutsche Government & Agency Securities Portfolio (the “Fund”).

Deutsche Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than Deutsche Government & Agency Money Fund, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned

16	Deutsche Government & Agency Money Fund

to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.

As of April 30, 2018, the Fund held repurchase agreements with a gross value of $856,282,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years

Deutsche Government & Agency Money Fund	17

and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2018, Deutsche Government & Agency Securities Portfolio had a net tax basis pre-enactment capital loss carryforward of approximately $318,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

In addition, from November 1, 2017 through April 30, 2018, the Fund elects to defer qualified late year losses of approximately $2,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending April 30, 2019.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At April 30, 2018, Deutsche Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $4,709,353,293.

At April 30, 2018, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

Government & Agency Securities Portfolio:
Undistributed ordinary income*	$5,529,532
Capital loss carryforwards	$(318,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
	2018	2017
Government & Agency Securities Portfolio:
Distributions from ordinary income*	$49,931,836	$15,562,061

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

18	Deutsche Government & Agency Money Fund

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annualized effective rate is limited to 0.05% of the Fund’s average daily net assets.

For the period from May 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government & Agency Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

Deutsche Government & Agency Money Fund	19

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Government & Agency Money Fund.

Accordingly, for the year ended April 30, 2018, the Advisor earned a management fee on Deutsche Government & Agency Securities Portfolio aggregating $3,247,493, of which $2,406,714 was waived, resulting in an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2018, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2018
Deutsche Government & Agency Securities Portfolio	$4,732,259	$414,972

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2018, the amounts charged to the Fund by DSC were as follows:

Deutsche Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2018
Deutsche Government & Agency Money Fund	$76,052	$76,052	$—
Deutsche Government Cash Institutional Shares	510,029	510,029	—
Government Cash Managed Shares	122,169	—	19,545
Service Shares	130,118	—	15,412
	$838,368	$586,081	$34,957

20	Deutsche Government & Agency Money Fund

For the year ended April 30, 2018, the Advisor reimbursed Deutsche Government & Agency Money Fund $2,771 and Deutsche Government Cash Institutional Shares $7 of sub-recordkeeping expenses.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2018, the Distribution Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2018	Annual Effective Rate	Contractual Rate
Service Shares	$318,870	$1,739	$24,146	.60%	.60%

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2018, the Service Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Service Fee	Waived	Unpaid at April 30, 2018	Annual Effective Rate	Contractual Rate
Government Cash Managed Shares	$295,492	$33,952	$21,030	.13%	.15%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ expenses was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2018
Deutsche Government & Agency Securities Portfolio	$31,332	$15,078

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual

Deutsche Government & Agency Money Fund	21

commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2018.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Government & Agency Securities Portfolio

	Year Ended April 30, 2018		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Deutsche Government & Agency Money Fund	143,710,246	$143,710,246	209,216,428	$209,216,428
Deutsche Government Cash Institutional Shares	88,074,168,877	88,074,168,877	37,869,188,821	37,869,188,821
Government Cash Managed Shares	1,105,848,695	1,105,848,695	1,176,220,649	1,176,220,649
Service Shares	217,149,610	217,149,610	298,263,856	298,263,856
Account Maintenance Fees	—	(59)	—	14,194
		$89,540,877,369		$39,552,903,948

Shares issued to shareholders in reinvestment of distributions
Deutsche Government & Agency Money Fund	1,336,368	$1,336,368	379,196	$379,196
Deutsche Government Cash Institutional Shares	5,866,419	5,866,419	2,241,225	2,241,225
Government Cash Managed Shares	596,039	596,039	101,923	101,923
Service Shares	114,876	114,876	4,687	4,687
		$7,913,702		$2,727,031

22	Deutsche Government & Agency Money Fund

	Year Ended April 30, 2018		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars

Shares redeemed
Deutsche Government & Agency Money Fund	(158,011,883)	$(158,011,883)	(148,534,701)	$(148,534,701)
Deutsche Government Cash Institutional Shares	(87,965,664,489)	(87,965,664,489)	(37,065,540,621)	(37,065,540,621)
Government Cash Managed Shares	(1,118,258,613)	(1,118,258,613)	(1,245,042,109)	(1,245,042,109)
Service Shares	(203,068,716)	(203,068,716)	(311,857,612)	(311,857,612)
		$(89,445,003,701)		$(38,770,975,043)

Net increase (decrease)
Deutsche Government & Agency Money Fund	(12,965,269)	$(12,965,269)	61,060,923	$61,060,923
Deutsche Government Cash Institutional Shares	114,370,807	114,370,807	805,889,425	805,889,425
Government Cash Managed Shares	(11,813,879)	(11,813,879)	(68,719,537)	(68,719,537)
Service Shares	14,195,770	14,195,770	(13,589,069)	(13,589,069)
Account Maintenance Fees	—	(59)	—	14,194
		$103,787,370		$784,655,936

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2018, 19% of the outstanding shares of the Fund was held by other affiliated Deutsche funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the Deutsche family of funds.

Deutsche Government & Agency Money Fund	23

F. Name Changes

In connection with adoption of the DWS brand, effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” will become known as the “DWS Funds.” As a result, Deutsche Government & Agency Securities Portfolio will be renamed DWS Government & Agency Securities Portfolio and Deutsche Government & Agency Money Fund will be renamed DWS Government & Agency Money Fund.

24	Deutsche Government & Agency Money Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and the Shareholders of Deutsche Government & Agency Securities Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Deutsche Government & Agency Securities Portfolio (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the schedule of investments, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust), at April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are

Deutsche Government & Agency Money Fund	25

required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers.

Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the Deutsche family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 19, 2018

26	Deutsche Government & Agency Money Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2017 to April 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Deutsche Government & Agency Money Fund	27

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2018 (Unaudited)

Actual Fund Return	Deutsche Government & Agency Money Fund
Beginning Account Value 11/1/17	$1,000.00
Ending Account Value 4/30/18	$1,006.03
Expenses Paid per $1,000*	$.99

Hypothetical 5% Fund Return
Beginning Account Value 11/1/17	$1,000.00
Ending Account Value 4/30/18	$1,023.80
Expenses Paid per $1,000*	$1.00

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Deutsche Government & Agency Money Fund	.20%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information	(Unaudited)

A total of 73% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

28	Deutsche Government & Agency Money Fund

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov, and they may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Deutsche Government & Agency Money Fund	29

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Government & Agency Securities Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or

30	Deutsche Government & Agency Money Fund

remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment

Deutsche Government & Agency Money Fund	31

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share classes: Service Shares (1st quartile), Deutsche Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (2nd quartile) and Deutsche Government & Agency Money Fund shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the

32	Deutsche Government & Agency Money Fund

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche Government & Agency Money Fund	33

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	87	—

34	Deutsche Government & Agency Money Fund

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	87	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; American Documentary, Inc. (public media); Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	87	—

Deutsche Government & Agency Money Fund	35

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	87	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive committee); Adjunct Professor, University of Denver Law School (2017–present); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International; Denver Zoo Foundation (2012–2018)	87	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	87	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)

36	Deutsche Government & Agency Money Fund

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	87	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	87	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	87	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	87	—

Deutsche Government & Agency Money Fund	37

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6,9] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Managing Director,[3] DWS; Secretary of DWS U.S. Holding Company Corporation (since March 2018); formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] DWS; Vice President, DWS Distributors, Inc. (since 2016); Director, DWS Service Company (since 2017); Director and President, DB Investment Managers, Inc. (since 2017); formerly: Chairman, Director and President, Deutsche AM Trust Company (2013–2018); Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017) and Secretary, Deutsche AM Service Company (2010–2017)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, since July 12, 2017	Director,[3] DWS; Director and Vice President, Deutsche AM Trust Company (since 2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Diane Kenneally[8] (1966) Assistant Treasurer, 2007–present	Director,[3] DWS

38	Deutsche Government & Agency Money Fund

[1]	The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed President and Chief Executive Officer effective December 1, 2017.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Deutsche Government & Agency Money Fund	39

DGAMF-2

(R-027588-7 6/18)

April 30, 2018

Annual Report

to Shareholders

Deutsche Government & Agency Securities Portfolio

Deutsche Government Cash Institutional Shares

Fund #250

(Effective on or about July 2, 2018, Deutsche Government & Agency Securities Portfolio will be renamed DWS Government & Agency Securities Portfolio, and the Deutsche Government Cash Institutional Shares will be renamed DWS Deutsche Government Cash Institutional Shares.)

Government Cash Managed Shares

Fund #254

Contents

3	Portfolio Management Review
6	Portfolio Summary
7	Investment Portfolio
11	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements

26	Report of Independent Registered Public Accounting Firm
28	Information About Your Fund’s Expenses
29	Tax Information
30	Other Information
31	Advisory Agreement Board Considerations and Fee Evaluation
35	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2018, short-term rates generally moved up based on a growing U.S. economy and evolving U.S. Federal Reserve Board (the Fed) statements and actions. A strong U.S. labor market prompted the Fed to raise short-term rates in June 2017, keeping its forward rate forecast unchanged and stating that the central bank would soon begin to unwind its significant holdings in Treasury and mortgage securities. By the end of the summer, the money market yield curve had flattened in reaction to political uncertainty in Washington, D.C. and the lack of any sign of an uptick in U.S. inflation. As we moved into the fourth quarter, concerns were expressed regarding the expiration of the government’s debt ceiling, with accompanying volatility in rates in October, but Congress was able to keep the government operating with a short-term agreement with the administration. This cleared the way for the market to increase its projection for economic growth in 2018. The economy continued to perform well, with unemployment at 4.1%. Yields moved higher in reaction to the Fed’s December rate hike, its third such move in 2017.

At the start of 2018, yields for longer-term money market securities rose based on the prospects for increased Treasury security supply following the increase in the debt ceiling and the passage of federal tax overhaul in December. Significant increases in supply did materialize, with the U.S. Treasury issuing more than $352 billion in Treasury bills during the first quarter. At the same time, investors also grew concerned about the prospects for “trade wars” based on aggressive rhetoric from the U.S. administration, which in turn spurred financial market volatility. In light of increased market instability and the possibility that trade tensions could cool the global economy, questions increased regarding the Fed’s ability to raise short-term rates at a faster pace. Nevertheless, the Federal Open

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	3

Market Committee (FOMC) raised short-term rates at its March 2018 meeting. Despite the fact that Treasury bill issuance retreated in April, an overall increase in Treasury supply and the FOMC’s plan to gradually “normalize” interest rates continued to push money market yields higher.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

Within the Government & Agency Securities Portfolio, we maintained a “barbell” strategy, i.e., having a heavier weighting towards short-maturity Treasury and agency securities for flexibility and liquidity purposes, while also utilizing six-to-18-month Treasury and agency floating-rate notes for added yield and interest rate protection.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Our current forecast is for two additional short-term rate increases by the Fed in 2018. We are cautious regarding current U.S. economic policy and the agenda on trade that the administration is pursuing. However, we believe that the economy can continue to expand, and are positioning the Fund for continued growth and additional Fed rate hikes. We also look for significantly increased Treasury bill supply overall in 2018, which should continue to exert upward pressure on money market rates.

We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.

4	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

Fund Performance (as of April 30, 2018)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
Deutsche Government Cash Institutional Shares	1.65%*
Government Cash Managed Shares	1.44%*

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

Credit quality is an assessment of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency (i.e., Standard & Poor’s, Moody’s, Fitch). Ratings agencies are paid to make such credit assessments by the entity that is seeking a rating for itself. Letter grades of “BBB” and above indicate that the rated borrower is considered “investment grade” by a particular ratings agency.

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	5

Portfolio Summary	(Unaudited)

Deutsche Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/18	4/30/17
Government & Agency Obligations	82%	48%
Repurchase Agreements	18%	52%
	100%	100%

Weighted Average Maturity	4/30/18	4/30/17
Cash Account Trust — Deutsche Government & Agency Securities Portfolio	33 days	23 days
iMoneyNet Government & Agencies Retail Money Fund Average*	31 days	36 days

*	The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed Floating Rate Notes.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 7–10. A quarterly Fact Sheet is available on dws.com or upon request.

6	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

Investment Portfolio	as of April 30, 2018

Deutsche Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 81.7%
U.S. Government Sponsored Agencies 48.8%
Federal Farm Credit Bank:
3-month LIBOR minus 0.180%, 1.593%**, 11/1/2019	25,000,000	25,000,000
1-month LIBOR minus 0.165%, 1.722%**, 11/2/2018	25,000,000	24,999,683
1-month LIBOR minus 0.165%, 1.73%**, 10/9/2018	10,750,000	10,749,748
1-month LIBOR minus 0.150%, 1.747%**, 10/11/2018	20,000,000	19,999,731
1-month LIBOR minus 0.145%, 1.753%**, 2/26/2019	30,000,000	29,999,006
1-month LIBOR minus 0.145%, 1.756%**, 3/29/2019	22,000,000	22,000,000
1-month LIBOR minus 0.135%, 1.762%**, 4/11/2019	89,500,000	89,500,000
1-month LIBOR minus 0.115%, 1.783%**, 7/23/2018	25,000,000	24,999,759
1-month LIBOR minus 0.110%, 1.784%**, 3/12/2019	28,000,000	27,998,688
1-month LIBOR minus 0.095%, 1.802%**, 7/25/2019	12,000,000	11,999,812
1-month LIBOR minus 0.090%, 1.808%**, 10/22/2018	40,000,000	39,999,171
1-month LIBOR minus 0.070%, 1.825%**, 1/9/2019	25,000,000	25,000,000
3-month LIBOR minus 0.055%, 1.83%**, 8/20/2018	20,000,000	20,015,444
1-month LIBOR minus 0.065%, 1.832%**, 7/20/2018	45,000,000	45,000,000
1-month LIBOR plus 0.030%, 1.93%**, 8/27/2018	20,000,000	19,999,496
1-month LIBOR plus 0.040%, 1.937%**, 1/10/2019	22,250,000	22,260,946
1-month LIBOR plus 0.120%, 2.017%**, 6/20/2018	10,000,000	10,000,000
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 2.119%**, 11/13/2018	38,500,000	38,500,000
Federal Home Loan Bank:
1.46%*, 5/1/2018	10,000,000	10,000,000
1.489%*, 6/8/2018	43,000,000	42,933,324
3-month LIBOR minus 0.250%, 1.517%**, 8/3/2018	25,000,000	25,000,000
1.602%*, 5/11/2018	55,000,000	54,975,861
1.632%*, 5/16/2018	42,000,000	41,971,825
1.693%*, 5/25/2018	24,250,000	24,223,002
1-month LIBOR minus 0.170%, 1.717%**, 6/1/2018	40,000,000	40,000,000
1-month LIBOR minus 0.155%, 1.723%**, 7/5/2018	32,500,000	32,500,000
1.724%*, 5/3/2018	25,000,000	24,997,639
1.724%*, 5/17/2018	30,000,000	29,977,333
1-month LIBOR minus 0.160%, 1.727%**, 8/3/2018	15,000,000	15,000,000
1-month LIBOR minus 0.160%, 1.736%**, 7/19/2018	50,000,000	50,000,000
1-month LIBOR minus 0.160%, 1.737%**, 5/15/2018	57,000,000	57,000,000
1-month LIBOR minus 0.150%, 1.747%**, 7/16/2018	42,000,000	42,000,000
1-month LIBOR minus 0.145%, 1.749%**, 8/13/2018	15,000,000	15,000,000
1-month LIBOR minus 0.145%, 1.752%**, 8/15/2018	60,000,000	60,000,000
1-month LIBOR minus 0.140%, 1.754%**, 5/18/2018	22,500,000	22,500,000

The accompanying notes are an integral part of the financial statements.

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	7

	Principal Amount ($)	Value ($)
1-month LIBOR minus 0.140%, 1.757%**, 5/15/2018	100,000,000	100,000,000
1-month LIBOR minus 0.140%, 1.758%**, 6/26/2018	90,000,000	90,000,000
1-month LIBOR minus 0.135%, 1.761%**, 5/17/2018	85,000,000	85,000,000
1-month LIBOR minus 0.130%, 1.767%**, 6/11/2018	48,000,000	48,000,000
1.767%*, 6/22/2018	125,000,000	124,685,292
1-month LIBOR minus 0.130%, 1.767%**, 10/24/2018	30,000,000	30,000,000
1-month LIBOR minus 0.125%, 1.772%**, 8/20/2018	28,000,000	28,000,000
1-month LIBOR minus 0.110%, 1.787%**, 10/11/2018	125,000,000	125,021,555
1-month LIBOR minus 0.110%, 1.788%**, 2/22/2019	60,500,000	60,500,000
1-month LIBOR minus 0.090%, 1.788%**, 4/5/2019	55,000,000	55,000,000
1-month LIBOR minus 0.080%, 1.803%**, 2/4/2019	24,200,000	24,200,000
1-month LIBOR minus 0.090%, 1.805%**, 11/8/2018	30,000,000	30,000,000
1.845%*, 7/24/2018	18,000,000	17,923,560
3-month LIBOR minus 0.160%, 1.846%**, 5/30/2018	37,000,000	37,000,000
1-month LIBOR minus 0.045%, 1.852%**, 1/24/2019	10,000,000	10,006,434
1.86%*, 7/20/2018	25,000,000	24,898,055
1.87%*, 8/24/2018	20,000,000	19,882,189
1.881%*, 7/23/2018	40,000,000	39,828,928
3-month LIBOR minus 0.250%, 2.109%**, 7/30/2018	25,000,000	25,000,000
Federal Home Loan Mortgage Corp.:
3-month LIBOR minus 0.280%, 1.531%**, 8/10/2018	20,000,000	20,000,000
1-month LIBOR minus 0.170%, 1.727%**, 6/14/2018	25,000,000	25,000,000
1-month LIBOR minus 0.160%, 1.736%**, 7/19/2018	40,000,000	40,000,000
1-month LIBOR minus 0.150%, 1.744%**, 2/12/2019	20,000,000	20,000,000
1.779%*, 7/16/2018	15,000,000	14,944,425
1.784%*, 8/9/2018	20,000,000	19,902,222
1-month LIBOR minus 0.100%, 1.795%**, 8/8/2019	48,000,000	48,000,000
3-month LIBOR minus 0.250%, 2.087%**, 10/10/2018	28,500,000	28,500,000
3-month LIBOR minus 0.250%, 2.109%**, 7/24/2018	15,000,000	15,000,000

		2,302,393,128

U.S. Treasury Obligations 32.9%
U.S. Treasury Bills:
1.45%*, 5/31/2018	40,000,000	39,952,317
1.477%*, 6/14/2018	40,000,000	39,928,769
1.501%*, 6/21/2018	85,000,000	84,821,783
1.653%*, 5/24/2018	115,000,000	114,880,240
1.693%*, 6/14/2018	75,000,000	74,846,917
1.701%*, 6/14/2018	40,000,000	39,917,965
1.711%*, 5/3/2018	40,000,000	39,996,250
1.719%*, 5/3/2018	65,000,000	64,993,879
1.784%*, 6/28/2018	100,000,000	99,716,445
1.832%*, 8/23/2018	80,000,000	79,542,290
1.855%*, 7/26/2018	150,000,000	149,344,250
1.872%*, 9/20/2018	40,000,000	39,708,742

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

	Principal Amount ($)	Value ($)
1.906%*, 9/27/2018	84,000,000	83,346,386
1.916%*, 9/20/2018	65,000,000	64,515,425
1.921%*, 9/27/2018	100,000,000	99,215,681
1.977%*, 9/20/2018	89,000,000	88,315,441
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.140%, 1.979%**, 1/31/2019	40,000,000	40,062,038
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 2.009%**, 10/31/2018	227,750,000	228,024,636
3-month U.S. Treasury Bill Money Market Yield plus 0.174%, 2.013%**, 7/31/2018	79,500,000	79,548,711

		1,550,678,165
Total Government & Agency Obligations (Cost $3,853,071,293)		3,853,071,293

Repurchase Agreements 18.1%
BNP Paribas, 1.71%, dated 4/30/2018, to be repurchased at $50,002,375 on 5/1/2018 (a)	50,000,000	50,000,000
HSBC Securities, Inc., 1.71%, dated 4/30/2018, to be repurchased at $100,004,750 on 5/1/2018 (b)	100,000,000	100,000,000
HSBC Securities, Inc., 1.71%, dated 4/30/2018, to be repurchased at $325,015,438 on 5/1/2018 (c)	325,000,000	325,000,000
Wells Fargo Bank, 1.74%, dated 4/30/2018, to be repurchased at $381,300,429 on 5/1/2018 (d)	381,282,000	381,282,000
Total Repurchase Agreements (Cost $856,282,000)		856,282,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $4,709,353,293)	99.8	4,709,353,293
Other Assets and Liabilities, Net	0.2	7,492,206

Net Assets	100.0	4,716,845,499

*	Annualized yield at time of purchase; not a coupon rate.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2018.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
45,800	U.S. Treasury Bonds	4.25–9.125	5/15/2018–5/15/2039	55,178
51,153,600	U.S. Treasury Notes	1.125–2.875	1/15/2019–4/30/2025	50,944,843
Total Collateral Value				51,000,021

The accompanying notes are an integral part of the financial statements.

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	9

(b)	Collateralized by $255,205,000 U.S. Treasury STRIPS, Zero Coupon, maturing on 8/15/2047 with a value of $102,000,332.

(c)	Collateralized by $744,480,800 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 11/15/2042–2/15/2047 with a value of $331,500,386.

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
168,708,854	Federal Home Loan Mortgage Corp.	2.944–4.5	11/1/2032-3/1/2048	168,417,377
221,354,301	Federal National Mortgage Association	3.0–4.0	2/1/2033-4/1/2048	220,490,263
Total Collateral Value				388,907,640

LIBOR: London Interbank Offered Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (e)	$—	$3,853,071,293	$—	$3,853,071,293
Repurchase Agreements	—	856,282,000	—	856,282,000
Total	$—	$4,709,353,293	$—	$4,709,353,293

There have been no transfers between fair value measurement levels during the year ended April 30, 2018.

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

Statement of Assets and Liabilities

As of April 30, 2018

Assets	Deutsche Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$3,853,071,293
Repurchased agreements, valued at amortized cost	856,282,000
Cash	11,581,264
Receivable for Fund shares sold	211,473
Interest receivable	1,995,011
Due from Advisor	2,563
Other assets	72,271
Total assets	4,723,215,875

Liabilities
Payable for Fund shares redeemed	206,811
Distributions payable	5,324,326
Accrued Management Fee	9,311
Accrued Trustees’ fees	58,661
Other accrued expenses and payables	771,267
Total liabilities	6,370,376
Net assets, at value	$4,716,845,499

Net Assets Consist of
Undistributed net investment income	205,206
Accumulated net realized gain (loss)	(319,389)
Paid-in capital	4,716,959,682
Net assets, at value	$4,716,845,499

The accompanying notes are an integral part of the financial statements.

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	11

Statement of Assets and Liabilities as of April 30, 2018 (continued)

Net Asset Value	Deutsche Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($132,450,625 ÷ 132,450,999 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($4,350,483,974 ÷ 4,350,496,263 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($187,679,577 ÷ 187,680,107 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($46,231,323 ÷ 46,231,453 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

Statement of Operations

for the year ended April 30, 2018

Investment Income	Deutsche Government & Agency Securities Portfolio

Income:
Interest	$57,406,971
Expenses:
Management fee	3,247,493
Administration fee	4,732,259
Services to shareholders	957,320
Distribution and service fees	614,362
Custodian fee	63,257
Professional fees	186,950
Reports to shareholders	99,398
Registration fees	110,272
Trustees’ fees and expenses	252,035
Other	242,362
Total expenses before expense reductions	10,505,708
Expense reductions	(3,031,264)
Total expenses after expense reductions	7,474,444
Net investment income	49,932,527
Net realized gain (loss) from investments	14,967
Net increase (decrease) in net assets resulting from operations	$49,947,494

The accompanying notes are an integral part of the financial statements.

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	13

Statements of Changes in Net Assets

	Deutsche Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2018	2017

Operations:
Net investment income	$49,932,527	$15,561,938
Net realized gain (loss)	14,967	101,925
Net increase in net assets resulting from operations	49,947,494	15,663,863
Distributions to shareholders from:
Net investment income:
Deutsche Government & Agency Money Fund	(1,360,880)	(403,937)
Deutsche Government Cash Institutional Shares	(46,766,865)	(14,798,531)
Government Cash Managed Shares	(1,689,030)	(354,864)
Service Shares	(115,061)	(4,729)
Total distributions	(49,931,836)	(15,562,061)
Fund share transactions:
Proceeds from shares sold	89,540,877,369	39,552,903,948
Reinvestment of distributions	7,913,702	2,727,031
Cost of shares redeemed	(89,445,003,701)	(38,770,975,043)
Net increase (decrease) in net assets from Fund share transactions	103,787,370	784,655,936
Increase (decrease) in net assets	103,803,028	784,757,738
Net assets at beginning of year	4,613,042,471	3,828,284,733
Net assets at end of year (including undistributed net investment income of $205,206 and $204,515, respectively)	$4,716,845,499	$4,613,042,471

The accompanying notes are an integral part of the financial statements.

14	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

Financial Highlights

Deutsche Government & Agency Securities Portfolio

Deutsche Government Cash Institutional Shares

	Years Ended April 30,
	2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.011		.004		.001		.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	(.000	)*	.000	*	(.000	)*
Total from investment operations	.011		.004		.001		.000	*	.000	*
Less distributions from:
Net investment income	(.011)		(.004)		(.001)		(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	1.07		.39		.12		.03		.03

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4,350		4,236		3,430		3,333		3,005
Ratio of expenses before expense reductions (%)	.20		.20		.20		.20		.20
Ratio of expenses after expense reductions (%)	.14		.11		.11		.06		.06
Ratio of net investment income (%)	1.07		.39		.12		.03		.03

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	15

Deutsche Government & Agency Securities Portfolio

Government Cash Managed Shares

	Years Ended April 30,
	2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.009		.002		.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	(.000	)*	.000	*	(.000	)*
Total from investment operations	.009		.002		.000	*	.000	*	.000	*
Less distributions from:
Net investment income	(.009)		(.002)		(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.88		.16		.01		.01		.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	188		199		268		235		214
Ratio of expenses before expense reductions (%)	.40		.42		.42		.42		.43
Ratio of expenses after expense reductions (%)	.33		.34		.22		.08		.08
Ratio of net investment income (%)	.86		.15		.01		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

16	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio. These financial statements report on Deutsche Government & Agency Securities Portfolio (the “Fund”).

Deutsche Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund, Deutsche Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than Deutsche Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	17

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.

As of April 30, 2018, the Fund held repurchase agreements with a gross value of $856,282,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term

18	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2018, Deutsche Government & Agency Securities Portfolio had a net tax basis pre-enactment capital loss carryforward of approximately $318,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

In addition, from November 1, 2017 through April 30, 2018, the Fund elects to defer qualified late year losses of approximately $2,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending April 30, 2019.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At April 30, 2018, Deutsche Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $4,709,353,293.

At April 30, 2018, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

Government & Agency Securities Portfolio:
Undistributed ordinary income*	$5,529,532
Capital loss carryforwards	$(318,000)

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	19

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
	2018	2017
Government & Agency Securities Portfolio:
Distributions from ordinary income*	$49,931,836	$15,562,061

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

20	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annualized effective rate is limited to 0.05% of the Fund’s average daily net assets.

For the period from May 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% and 0.46%, respectively.

For the period from May 1, 2017 through April 10, 2018, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Deutsche Government Cash Institutional Shares at 0.14%.

Effective April 11, 2018 through April 26, 2018, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Deutsche Government Cash Institutional Shares at 0.12%.

Effective April 27, 2018 through April 30, 2018, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of Deutsche Government Cash Institutional Shares at 0.14%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Government Cash Managed Shares.

Accordingly, for the year ended April 30, 2018, the Advisor earned a management fee on Deutsche Government & Agency Securities Portfolio aggregating $3,247,493, of which $2,406,714 was waived, resulting in an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	21

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2018, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at April 30, 2018
Deutsche Government & Agency Securities Portfolio	$4,732,259	$414,972

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2018, the amounts charged to the Fund by DSC were as follows:

Deutsche Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2018
Deutsche Government & Agency Money Fund	$76,052	$76,052	$—
Deutsche Government Cash Institutional Shares	510,029	510,029	—
Government Cash Managed Shares	122,169	—	19,545
Service Shares	130,118	—	15,412
	$838,368	$586,081	$34,957

For the year ended April 30, 2018, the Advisor reimbursed Deutsche Government & Agency Money Fund $2,771 and Deutsche Government Cash Institutional Shares $7 of sub-recordkeeping expenses.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2018, the Distribution Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2018	Annual Effective Rate	Contractual Rate
Service Shares	$318,870	$1,739	$24,146	.60%	.60%

22	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2018, the Service Fee was as follows:

Deutsche Government & Agency Securities Portfolio:	Service Fee	Waived	Unpaid at April 30, 2018	Annual Effective Rate	Contractual Rate
Government Cash Managed Shares	$295,492	$33,952	$21,030	.13%	.15%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ expenses was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2018
Deutsche Government & Agency Securities Portfolio	$31,332	$15,078

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2018.

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	23

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Government & Agency Securities Portfolio

	Year Ended April 30, 2018		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Deutsche Government & Agency Money Fund	143,710,246	$143,710,246	209,216,428	$209,216,428
Deutsche Government Cash Institutional Shares	88,074,168,877	88,074,168,877	37,869,188,821	37,869,188,821
Government Cash Managed Shares	1,105,848,695	1,105,848,695	1,176,220,649	1,176,220,649
Service Shares	217,149,610	217,149,610	298,263,856	298,263,856
Account Maintenance Fees	—	(59)	—	14,194
		$89,540,877,369		$39,552,903,948

Shares issued to shareholders in reinvestment of distributions
Deutsche Government & Agency Money Fund	1,336,368	$1,336,368	379,196	$379,196
Deutsche Government Cash Institutional Shares	5,866,419	5,866,419	2,241,225	2,241,225
Government Cash Managed Shares	596,039	596,039	101,923	101,923
Service Shares	114,876	114,876	4,687	4,687
		$7,913,702		$2,727,031

Shares redeemed
Deutsche Government & Agency Money Fund	(158,011,883)	$(158,011,883)	(148,534,701)	$(148,534,701)
Deutsche Government Cash Institutional Shares	(87,965,664,489)	(87,965,664,489)	(37,065,540,621)	(37,065,540,621)
Government Cash Managed Shares	(1,118,258,613)	(1,118,258,613)	(1,245,042,109)	(1,245,042,109)
Service Shares	(203,068,716)	(203,068,716)	(311,857,612)	(311,857,612)
		$(89,445,003,701)		$(38,770,975,043)

24	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

	Year Ended April 30, 2018		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars

Net increase (decrease)
Deutsche Government & Agency Money Fund	(12,965,269)	$(12,965,269)	61,060,923	$61,060,923
Deutsche Government Cash Institutional Shares	114,370,807	114,370,807	805,889,425	805,889,425
Government Cash Managed Shares	(11,813,879)	(11,813,879)	(68,719,537)	(68,719,537)
Service Shares	14,195,770	14,195,770	(13,589,069)	(13,589,069)
Account Maintenance Fees	—	(59)	—	14,194
		$103,787,370		$784,655,936

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2018, 19% of the outstanding shares of the Fund was held by other affiliated Deutsche funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the Deutsche family of funds.

F. Name Changes

In connection with adoption of the DWS brand, effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” will become known as the “DWS Funds.” As a result, Deutsche Government & Agency Securities Portfolio will be renamed DWS Government & Agency Securities Portfolio and Deutsche Government Cash Institutional Shares will be renamed DWS Government Cash Institutional Shares.

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and the Shareholders of Deutsche Government & Agency Securities Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Deutsche Government & Agency Securities Portfolio (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the schedule of investments, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust), at April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are

26	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the Deutsche family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 19, 2018

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	27

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2017 to April 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

28	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2018 (Unaudited)

Actual Fund Return	Deutsche Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 11/1/17	$1,000.00	$1,000.00
Ending Account Value 4/30/18	$1,006.35	$1,005.36
Expenses Paid per $1,000*	$.70	$1.69

Hypothetical 5% Fund Return
Beginning Account Value 11/1/17	$1,000.00	$1,000.00
Ending Account Value 4/30/18	$1,024.10	$1,023.11
Expenses Paid per $1,000*	$.70	$1.71

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
Deutsche Government Cash Institutional Shares	.14%
Government Cash Managed Shares	.34%

For more information, please refer to each Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information	(Unaudited)

A total of 73% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	29

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov, and they may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

30	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Government & Agency Securities Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	31

Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment

32	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Broadridge expense universe for the following share classes: Service Shares (1st quartile), Deutsche Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (2nd quartile) and Deutsche Government & Agency Money Fund shares (2nd quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	33

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

34	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	87	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	87	Portland General Electric[2] (utility company) (2003– present)

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	35

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; American Documentary, Inc. (public media); Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	87	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	87	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive committee); Adjunct Professor, University of Denver Law School (2017–present); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International; Denver Zoo Foundation (2012–2018)	87	—

36	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	87	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	87	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	87	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	87	—

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	37

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	87	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6,9] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Managing Director,[3] DWS; Secretary of DWS U.S. Holding Company Corporation (since March 2018); formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] DWS; Vice President, DWS Distributors, Inc. (since 2016); Director, DWS Service Company (since 2017); Director and President, DB Investment Managers, Inc. (since 2017); formerly: Chairman, Director and President, Deutsche AM Trust Company (2013–2018); Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017) and Secretary, Deutsche AM Service Company (2010–2017)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, since July 12, 2017	Director,[3] DWS; Director and Vice President, Deutsche AM Trust Company (since 2018)

38	|	Deutsche Government Cash Institutional Shares Government Cash Managed Shares

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Diane Kenneally[8] (1966) Assistant Treasurer, 2007–present	Director,[3] DWS

[1]	The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed President and Chief Executive Officer effective December 1, 2017.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Deutsche Government Cash Institutional Shares Government Cash Managed Shares	|	39

DGCF-2

(R-027587-9 6/18)

April 30, 2018

Annual Report

to Shareholders

Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Money Fund

(Effective on or about July 2, 2018, Deutsche Tax-Exempt Portfolio will be renamed DWS Tax-Exempt Portfolio, and the Deutsche Tax-Exempt Money Fund will be renamed DWS Tax-Exempt Money Fund.)

Contents

3	Portfolio Management Review
7	Portfolio Summary
8	Investment Portfolio
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements

30	Report of Independent Registered Public Accounting Firm
32	Information About Your Fund’s Expenses
33	Tax Information
34	Other Information
35	Advisory Agreement Board Considerations and Fee Evaluation
40	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA     INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Tax-Exempt Money Fund

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2018, short-term rates generally moved up based on a growing U.S. economy and evolving U.S. Federal Reserve Board (the Fed) statements and actions. A strong U.S. labor market prompted the Fed to raise short-term rates in June 2017, keeping its forward rate forecast unchanged and stating that the central bank would soon begin to unwind its significant holdings in Treasury and mortgage securities. By the end of the summer, the money market yield curve had flattened in reaction to political uncertainty in Washington, D.C. and the lack of any sign of an uptick in U.S. inflation. As we moved into the fourth quarter, concerns were expressed regarding the expiration of the government’s debt ceiling, with accompanying volatility in rates in October, but Congress was able to keep the government operating with a short-term agreement with the administration. This cleared the way for the market to increase its projection for economic growth in 2018. The economy continued to perform well, with unemployment at 4.1%. Yields moved higher in reaction to the Fed’s December rate hike, its third such move in 2017.

At the start of 2018, yields for longer-term money market securities rose based on the prospects for increased Treasury security supply following the increase in the debt ceiling and the passage of federal tax overhaul in December. Significant increases in supply did materialize, with the U.S. Treasury issuing more than $352 billion in Treasury bills during the first quarter. At the same time, investors also grew concerned about the prospects for “trade wars” based on aggressive rhetoric from the U.S. administration, which in turn spurred financial market volatility. In light of increased market instability and the possibility that trade tensions could cool the global economy, questions increased regarding the Fed’s ability to raise short-term rates at a faster pace. Nevertheless, the Federal Open Market Committee (FOMC) raised short-term rates at its March 2018 meeting. Despite the fact that Treasury bill issuance retreated in April, an overall increase in Treasury supply and the FOMC’s plan to gradually “normalize” interest rates continued to push money market yields higher.

Deutsche Tax-Exempt Money Fund	3

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax Exempt Portfolio, we sought to preserve a balance of liquidity, attractive yield and high quality. The Fund held significant positions in 7-day Variable Rate Demand Notes (VRDNs) as well as positions in fixed-rate securities with 12-month maturities to capture additional yield. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Our current forecast is for two additional short-term rate increases by the Fed in 2018. We are cautious regarding current U.S. economic policy and the agenda on trade that the administration is pursuing. However, we believe that the economy can continue to expand, and are positioning the Fund for continued growth and additional Fed rate hikes. We also look for significantly increased Treasury bill supply overall in 2018, which should continue to exert upward pressure on money market rates.

We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.

4	Deutsche Tax-Exempt Money Fund

Fund Performance (as of April 30, 2018)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
Deutsche Tax-Exempt Money Fund	1.41%*
Equivalent Taxable Yield	2.38%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

**	The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Deutsche Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Deutsche Tax-Exempt Money Fund	5

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Credit quality is an assessment of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency (i.e., Standard & Poor’s, Moody’s, Fitch). Ratings agencies are paid to make such credit assessments by the entity that is seeking a rating for itself. Letter grades of “BBB” and above indicate that the rated borrower is considered “investment grade” by a particular ratings agency.

6	Deutsche Tax-Exempt Money Fund

Portfolio Summary	(Unaudited)

Deutsche Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/18	4/30/17
Municipal Investments
Municipal Variable Rate Demand Notes	49%	51%
Municipal Bonds and Notes	20%	15%
Tax-Exempt Commercial Paper	17%	22%
Municipal Floating-Rate Notes	5%	5%
Preferred Shares of Closed-End Investment Companies	9%	7%
	100%	100%

Weighted Average Maturity	4/30/18	4/30/17
Cash Account Trust — Deutsche Tax-Exempt Portfolio	26 days	26 days
National Tax-Free Retail Money Fund Average*	19 days	18 days

*	The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 8–15. A quarterly Fact Sheet is available on dws.com or upon request.

Deutsche Tax-Exempt Money Fund	7

Investment Portfolio	as of April 30, 2018

	Principal Amount ($)	Value ($)
Municipal Investments 90.8%
Alabama 2.3%
Alabama, State Housing Finance Authority, Multi-Family Housing Revenue, Alison Apartments Project, Series B, AMT, 1.81%*, 5/7/2018, LOC: U.S. Bank NA	3,200,000	3,200,000
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project:
Series K, 144A, 1.73%*, 5/7/2018 , LOC: JPMorgan Chase Bank NA	2,500,000	2,500,000
Series I, 144A, 1.78%*, 5/7/2018 , LOC: Bank of Nova Scotia	1,600,000	1,600,000

		7,300,000

Alaska 1.4%
Alaska, State Housing Finance Corp., Home Mortgage Revenue, Series B, 1.72%*, 5/7/2018, SPA: Federal Home Loan Bank	4,415,000	4,415,000

Arizona 3.9%
Arizona, Salt River Pima-Maricopa Indian Community, 1.78%*, 5/7/2018, LOC: Bank of America NA	7,485,000	7,485,000
Arizona, State Water Infrastructure Finance Authority Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	3,400,000	3,450,788
Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 1.79%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	1,440,000	1,440,000

		12,375,788

Arkansas 2.1%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 2.0%*, 5/7/2018, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000

California 13.9%
California, Metropolitan Water District of Southern California:
Series D, MUNIPSA + 0.05%, 1.8%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037	6,630,000	6,630,000
Series E, MUNIPSA + 0.05%, 1.8%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037	4,000,000	4,000,000
California, State General Obligation, TECP, 1.38%, 6/7/2018, LOC: Royal Bank of Canada	4,910,000	4,910,000
California, Statewide Community Development Authority, TECP, 1.25%, 8/8/2018	5,000,000	5,000,000

The accompanying notes are an integral part of the financial statements.

8	Deutsche Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA + 0.35% , 2.05%**, Mandatory Put 7/26/2018 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, 5.0%, 6/29/2018	2,500,000	2,516,417
San Diego, CA, Public Facilities Financing Authority:
TECP, 1.25%, 8/7/2018 , LOC: Bank of America	1,612,000	1,612,000
TECP, 1.28%, 8/7/2018 , LOC: Bank of America	1,473,000	1,473,000
San Francisco City & County, CA, Airports Commission, Series 34E, AMT, Prerefunded 5/1/2018 @ 100, 5.75%, 5/1/2019	2,525,000	2,525,000
San Francisco City & County, CA, Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 1.78%*, 5/7/2018, LOC: Citibank NA	1,125,000	1,125,000
University of California, TECP, 1.65%, 5/15/2018	10,050,000	10,050,000

		43,841,417

Connecticut 3.0%
Connecticut, State Health & Educational Facility Authority Revenue, Yale University, Series A, 1.375%, Mandatory Put 7/11/2018 @ 100, 7/1/2035	6,275,000	6,278,812
Connecticut, State Health & Educational Facility Authority Revenue,, Loomis Chafee School, Series G, Prerefunded 7/1/2018 @ 100, 5.0%, 7/1/2030	3,000,000	3,019,520

		9,298,332

District of Columbia 4.8%
District of Columbia, Water & Sewer Authority:
TECP, 1.3%, 5/1/2018 , LOC: Landesbank Hessen-Thuringen	6,000,000	6,000,000
TECP, 1.68%, 5/1/2018 , LOC: Landesbank Hessen-Thuringen	9,000,000	9,000,000

		15,000,000

Florida 4.4%
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 1.73%*, 5/7/2018, LOC: Northern Trust Co.	4,150,000	4,150,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 1.74%*, 5/7/2018, LOC: TD Bank NA	2,855,000	2,855,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 1.79%*, 5/7/2018, LOC: Northern Trust Co.	1,300,000	1,300,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 1.76%*, 5/7/2018, LOC: Freddie Mac	5,500,000	5,500,000

		13,805,000

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Exempt Money Fund	9

	Principal Amount ($)	Value ($)

Georgia 0.4%
Georgia, Municipal Electric Authority, Series B, 1.75%*, 5/7/2018, LOC: Barclays Bank PLC	1,305,000	1,305,000

Idaho 1.6%
Idaho, State Tax Anticipation Notes, 4.0%, 6/29/2018	5,000,000	5,024,744

Illinois 4.9%
Channahon, IL, Morris Hospital Revenue, 1.76%*, 5/7/2018, LOC: U.S. Bank NA	4,130,000	4,130,000
Cook County, IL, Bernard Zell Anshe Emet Day School Revenue, 1.79%*, 5/7/2018, LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
DuPage County, IL, Morton Arboretum Project Revenue, 1.76%*, 5/7/2018, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 1.73%*, 5/7/2018, LOC: BMO Harris Bank NA	1,000,000	1,000,000
Illinois, State Finance Authority Revenue, North Park University Project, 1.75%*, 5/7/2018, LOC: U.S. Bank NA	1,500,000	1,500,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series E, 1.75%*, 5/7/2018 , LOC: Barclays Bank PLC	1,610,000	1,610,000
Series F, 1.75%*, 5/7/2018 , LOC: Barclays Bank PLC	1,580,000	1,580,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 1.76%*, 5/7/2018, LOC: Northern Trust Co.	2,065,000	2,065,000
Illinois, State Finance Authority Revenue, Uhlich Children’s Advantage, 1.75%*, 5/7/2018, LOC: U.S. Bank NA	1,445,000	1,445,000

		15,330,000

Iowa 0.2%
Iowa, State Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program, Series B, 1.75%*, 5/7/2018, SPA: Federal Home Loan Bank	700,000	700,000

Kansas 0.3%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 1.89%*, 5/7/2018, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Louisiana 0.3%
Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 1.9%*, 5/7/2018, LOC: Bank of America NA	1,045,000	1,045,000

The accompanying notes are an integral part of the financial statements.

10	Deutsche Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)

Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 1.75%*, 5/7/2018, LOC: Bank of America NA	1,000,000	1,000,000

Massachusetts 5.0%
Massachusetts, Revenue Anticipation Notes:
Series B, 2.0%, 5/21/2018	10,000,000	10,006,204
Series C, 2.0%, 6/25/2018	3,350,000	3,355,195
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 1.77%*, 5/7/2018, LIQ: Citibank NA	2,300,000	2,300,000

		15,661,399

Missouri 4.6%
Missouri, Tender Option Bond Trust Receipts:
Series 2015-XF2198, 144A, 1.78%*, 5/7/2018 , LIQ: Citibank NA	2,660,000	2,660,000
Series 2017-XG0157, 144A, 1.79%*, 5/7/2018 , LIQ: Barclays Bank PLC, LOC: Barclays Bank PLC	11,915,000	11,915,000

		14,575,000

Nevada 2.3%
Nevada, State Housing Division, HELP Owens Associates LP, AMT, 1.8%*, 5/7/2018, LOC: Citibank NA	1,965,000	1,965,000
Nevada, State Housing Division, Sonoma Palms LP, AMT, 1.78%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	5,400,000	5,400,000

		7,365,000

New Hampshire 1.3%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 1.8%*, 5/7/2018, LOC: TD Bank NA	4,065,000	4,065,000

New York 1.1%
New York, General Obligation, Series A-4, 1.75%*, 5/7/2018, LOC: Bank of Tokyo-Mitsubishi UFJ	1,450,000	1,450,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 1.78%*, 5/7/2018, LIQ: Credit Suisse	1,865,000	1,865,000

		3,315,000

Ohio 6.7%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Carnegie/96th Research Building Project, 1.78%*, 5/7/2018, LOC: PNC Bank NA	6,625,000	6,625,000

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Exempt Money Fund	11

	Principal Amount ($)	Value ($)
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 1.82%*, 5/7/2018, LOC: Northern Trust Co.	11,600,000	11,600,000
Hamilton County, OH, Economic Development Revenue, State Xavier High School Project, 1.76%*, 5/7/2018, LOC: PNC Bank NA	1,860,000	1,860,000
Ohio, State Economic Development Revenue, Goodwill Industries Miami Vy Project, 1.76%*, 5/7/2018, GTY: Patheon, Inc., LOC: PNC Bank NA	1,060,000	1,060,000

		21,145,000

Oregon 1.9%
Oregon, State Housing & Community Services Department, Housing Development Revenue, Redwood Park Apartments, Series F, AMT, 1.78%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	800,000	800,000
Oregon, State Tax Anticipation Notes, Series A, 5.0%, 9/28/2018	5,000,000	5,082,000

		5,882,000

Pennsylvania 2.2%
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 1.76%*, 5/7/2018, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 1.76%*, 5/7/2018, LOC: PNC Bank NA	4,215,000	4,215,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 1.85%*, 5/7/2018, LOC: PNC Bank NA	300,000	300,000

		7,015,000

Rhode Island 0.9%
Rhode Island, Narragansett Bay Commission, Wastewater System Revenue, Series A, 1.76%*, 5/7/2018, LOC: TD Bank NA	2,900,000	2,900,000

South Dakota 0.8%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health:
Series C, 1.74%*, 5/7/2018 , LOC: U.S. Bank NA	1,495,000	1,495,000
Series B, 1.74%*, 5/7/2018 , LOC: U.S. Bank NA	1,170,000	1,170,000

		2,665,000

Tennessee 0.8%
Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, Gateway Projects, Series A-1, 1.74%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	2,600,000	2,600,000

The accompanying notes are an integral part of the financial statements.

12	Deutsche Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)

Texas 12.4%
Harris County, TX, Toll Road Revenue, TECP, 1.5%, 5/3/2018	1,250,000	1,250,000
Houston, TX, Airport System Revenue, TECP, 1.8%, 6/21/2018, LIQ: State Street Bank & Trust Co.	5,000,000	5,000,000
San Antonio, TX, General Obligation, Prerefunded 8/1/2018 @ 100, 5.5%, 8/1/2024	1,000,000	1,011,129
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health, Series C-1, 1.73%*, 5/7/2018, LOC: Sumitomo Mitsui Banking	1,375,000	1,375,000
Texas, State Tax & Revenue Anticipation Notes, 4.0%, 8/30/2018	17,000,000	17,171,983
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 1.78%*, 5/7/2018, LIQ: Citibank NA	3,100,000	3,100,000
University of Texas, Permanent University Funding, TECP, 1.32%, 8/6/2018	10,000,000	9,999,181

		38,907,293

Utah 1.6%
Utah, State General Obligation, Series C, 5.0%, 7/1/2018	5,000,000	5,029,663

Virginia 0.2%
Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 1.76%*, 5/7/2018, LOC: Northern Trust Co.	650,000	650,000

Other 5.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A”, Series MO27, 1.77%*, 5/7/2018 , LIQ: Freddie Mac	2,850,000	2,850,000
“A”, Series M031, 1.78%*, 5/7/2018 , LIQ: Freddie Mac	9,030,000	9,030,000
Series M033, 1.78%*, 5/7/2018 , LIQ: Freddie Mac	1,480,000	1,480,000
“A”, Series M015, AMT, 1.8%*, 5/7/2018 , LIQ: Freddie Mac	2,840,000	2,840,000

		16,200,000
Total Municipal Investments (Cost $285,915,636)		285,915,636

Preferred Shares of Closed-End Investment Companies 8.6%
California 5.4%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.93%*, 5/7/2018	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.9%*, 5/7/2018, LIQ: Citibank NA	1,500,000	1,500,000
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.9%*, 5/7/2018, LIQ: Royal Bank of Canada	5,500,000	5,500,000

		17,000,000

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Exempt Money Fund	13

	Principal Amount ($)	Value ($)

National 3.2%
Nuveen Municipal Credit Income Fund, Series 3, 144A, AMT, 1.91%*, 5/7/2018, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000

Total Preferred Shares of Closed-End Investment Companies (Cost $27,000,000)		27,000,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $312,915,636)	99.4	312,915,636
Other Assets and Liabilities, Net	0.6	1,824,948

Net Assets	100.0	314,740,584

*	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2018. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

14	Deutsche Tax-Exempt Money Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$285,915,636	$—	$285,915,636
Preferred Shares of Closed-End Investment Companies (a)	—	27,000,000	—	27,000,000
Total	$—	$312,915,636	$—	$312,915,636

There have been no transfers between fair value measurement levels during the year ended April 30, 2018.

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Exempt Money Fund	15

Statement of Assets and Liabilities

as of April 30, 2018

Assets	Deutsche Tax-Exempt Portfolio

Investments in securities, valued at amortized cost	$312,915,636
Cash	69,528
Receivable for investments sold	330,000
Receivable for Fund shares sold	143,877
Interest receivable	1,777,451
Due from Advisor	3,567
Other assets	87,922
Total assets	315,327,981

Liabilities
Payable for Fund shares redeemed	266,657
Distributions payable	47,775
Accrued Trustees’ fees	5,240
Other accrued expenses and payables	267,725
Total liabilities	587,397
Net assets, at value	$314,740,584

Net Assets Consist of
Distributions in excess of net investment income	(47,775)
Accumulated net realized gain (loss)	(32,286)
Paid-in capital	314,820,645
Net assets, at value	$314,740,584

The accompanying notes are an integral part of the financial statements.

16	Deutsche Tax-Exempt Money Fund

Statement of Assets and Liabilities as of April 30, 2018 (continued)

Net Asset Value	Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($41,085,932 ÷ 41,071,028 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($136,426,424 ÷ 136,376,886 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($50,949,159 ÷ 50,930,691 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($42,325,482 ÷ 42,310,119 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($38,365,294 ÷ 38,351,362 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($5,588,293 ÷ 5,586,266 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Exempt Money Fund	17

Statement of Operations

for the year ended April 30, 2018

Investment Income	Deutsche Tax-Exempt Portfolio
Income:
Interest	$3,751,410
Expenses:
Management fee	247,413
Administration fee	359,867
Services to shareholders	280,512
Distribution and service fees	398,628
Custodian fee	7,822
Professional fees	121,791
Reports to shareholders	123,280
Registration fees	102,894
Trustees’ fees and expenses	20,396
Other	65,538
Total expenses before expense reductions	1,728,141
Expense reductions	(400,681)
Total expenses after expense reductions	1,327,460
Net investment income	2,423,950
Net realized gain (loss) from investments	2,158
Net increase (decrease) in net assets resulting from operations	$2,426,108

The accompanying notes are an integral part of the financial statements.

18	Deutsche Tax-Exempt Money Fund

Statements of Changes in Net Assets

Deutsche Tax-Exempt Portfolio
Year Ended April 30,
Increase (Decrease) in Net Assets	2018	2017

Operations:
Net investment income	$2,423,950	$1,740,204
Net realized gain (loss)	2,158	(34,444)
Net increase in net assets resulting from operations	2,426,108	1,705,760
Distributions to shareholders from:
Net investment income:
Deutsche Tax-Exempt Cash Premier Shares	(430,286)	(728,624)
Deutsche Tax-Exempt Money Fund	(1,163,840)	(707,714)
Deutsche Tax-Free Money Fund Class S	(413,013)	(263,679)
Service Shares	(36,384)	(39,373)
Tax-Exempt Cash Managed Shares	(364,721)	(185,422)
Tax-Free Investment Class	(28,399)	(16,700)
Net realized gain:
Deutsche Tax-Exempt Cash Premier Shares	—	(27,952)
Deutsche Tax-Exempt Money Fund	—	(15,307)
Deutsche Tax-Free Money Fund Class S	—	(6,360)
Service Shares	—	(6,245)
Tax-Exempt Cash Managed Shares	—	(5,594)
Tax-Free Investment Class	—	(1,196)
Total distributions	(2,436,643)	(2,004,166)
Fund share transactions:
Proceeds from shares sold	550,268,409	1,179,428,894
Reinvestment of distributions	1,998,663	1,367,713
Payments for shares redeemed	(576,644,724)	(1,942,131,493)
Net increase (decrease) in net assets from Fund share transactions	(24,377,652)	(761,334,886)
Increase (decrease) in net assets	(24,388,187)	(761,633,292)
Net assets at beginning of year	339,128,771	1,100,762,063
Net assets at end of year (including distributions in excess of net investment income of $47,775 and $53,638, respectively)	$314,740,584	$339,128,771

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Exempt Money Fund	19

Financial Highlights

Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Money Fund

	Years Ended April 30,
	2018	2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.008	.005		.000	*	.000	*	.000	*
Net realized gain (loss)	.000 *	(.000	)*	.000	*	.000	*	.000	*
Total from investment operations	.008	.005		.000	*	.000	*	.000	*
Less distributions from:
Net investment income	(.008)	(.005)		(.000	)*	(.000	)*	(.000	)*
Net realized gains	—	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Total distributions	(.008)	(.005)		(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.83	.50		.04		.03		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	136	143		171		176		212
Ratio of expenses before expense reductions (%)	.33	.30		.26		.24		.23
Ratio of expenses after expense reductions (%)	.23	.25		.12		.10		.13
Ratio of net investment income (%)	.82	.41		.03		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

20	Deutsche Tax-Exempt Money Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio. These financial statements report on Deutsche Tax-Exempt Portfolio (the “Fund”).

Deutsche Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Deutsche Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be

Deutsche Tax-Exempt Money Fund	21

an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2018, the Fund had a net tax basis capital loss carryforward of approximately $32,000, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At April 30, 2018, Deutsche Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $312,915,636.

At April 30, 2018, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

Tax-Exempt Portfolio:
Capital loss carryforwards	$(32,000)

22	Deutsche Tax-Exempt Money Fund

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
Portfolio	2018	2017
Tax-Exempt Portfolio:
Distributions from tax-exempt income	$2,436,643	$1,941,512
Distributions from ordinary income*	$—	$62,654

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Deutsche Tax-Exempt Money Fund	23

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Exempt Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Tax-Exempt Money Fund.

Accordingly, for the year ended April 30, 2018, the Advisor earned a management fee on Deutsche Tax-Exempt Portfolio aggregating $247,413, all of which was waived, resulting in an annual effective rate of 0.00% of the Fund’s average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2018, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at April 30, 2018
Deutsche Tax-Exempt Portfolio	$359,867	$111,972	$14,272

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder

24	Deutsche Tax-Exempt Money Fund

service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2018, the amounts charged to the Fund by DSC were as follows:

Deutsche Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2018
Deutsche Tax-Exempt Cash Premier Shares	$7,768	$7,768	$—
Deutsche Tax-Exempt Money Fund	40,979	9,954	—
Deutsche Tax-Free Money Fund Class S	32,971	—	5,362
Service Shares	118,161	—	19,182
Tax-Exempt Cash Managed Shares	34,811	—	6,451
Tax-Free Investment Class	7,260	—	1,028
	$241,950	$17,722	$32,023

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2018, the Distribution Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2018	Annual Effective Rate	Contractual Rate
Service Shares	$284,514	$23,574	$27,651	.55%	.60%
Tax-Free Investment Class	17,796	—	1,141	.25%	.25%
	$302,310	$23,574	$28,792

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2018, the Service Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Service Fee	Annual Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$91,335	.15%	.15%
Tax-Free Investment Class	4,983	.07%	.07%
	$96,318

Deutsche Tax-Exempt Money Fund	25

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2018
Deutsche Tax-Exempt Portfolio	$51,193	$26,665

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2018, the Fund engaged in securities purchases of $361,103,000 and securities sales of $379,855,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2018.

26	Deutsche Tax-Exempt Money Fund

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Tax-Exempt Portfolio

	Year Ended April 30, 2018		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Deutsche Tax-Exempt Cash Premier Shares	67,725,230	$67,725,230	717,887,643	$717,887,643
Deutsche Tax-Exempt Money Fund	51,423,925	51,423,925	67,778,786	67,778,786
Deutsche Tax-Free Money Fund Class S	13,879,488	13,879,488	16,617,062	16,617,062
Service Shares	81,813,513	81,813,513	79,974,302	79,974,302
Tax-Exempt Cash Managed Shares	326,154,215	326,154,215	254,196,732	254,196,732
Tax-Free Investment Class	9,272,138	9,272,138	42,959,132	42,959,132
Account Maintenance Fees	—	(100)	—	15,237
		$550,268,409		$1,179,428,894

Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	394,754	$394,754	339,664	$339,664
Deutsche Tax-Exempt Money Fund	1,145,507	1,145,507	708,301	708,301
Deutsche Tax-Free Money Fund Class S	392,467	392,467	255,513	255,513
Service Shares	36,362	36,362	45,367	45,367
Tax-Exempt Cash Managed Shares	1,571	1,571	944	944
Tax-Free Investment Class	28,002	28,002	17,924	17,924
		$1,998,663		$1,367,713

Deutsche Tax-Exempt Money Fund	27

	Year Ended April 30, 2018		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars

Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(64,594,618)	$(64,594,618)	(1,194,579,965)	$(1,194,579,965)
Deutsche Tax-Exempt Money Fund	(59,547,276)	(59,547,276)	(95,919,276)	(95,919,276)
Deutsche Tax-Free Money Fund Class S	(18,119,437)	(18,119,437)	(28,995,336)	(28,995,336)
Service Shares	(79,236,036)	(79,236,036)	(89,409,981)	(89,409,981)
Tax-Exempt Cash Managed Shares	(342,806,879)	(342,806,879)	(259,528,670)	(259,528,670)
Tax-Free Investment Class	(12,340,478)	(12,340,478)	(273,698,265)	(273,698,265)
		$(576,644,724)		$(1,942,131,493)

Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	3,525,366	$3,525,366	(476,352,658)	$(476,352,658)
Deutsche Tax-Exempt Money Fund	(6,977,844)	(6,977,844)	(27,432,189)	(27,432,189)
Deutsche Tax-Free Money Fund Class S	(3,847,482)	(3,847,482)	(12,122,761)	(12,122,761)
Service Shares	2,613,839	2,613,839	(9,390,312)	(9,390,312)
Tax-Exempt Cash Managed Shares	(16,651,093)	(16,651,093)	(5,330,994)	(5,330,994)
Tax-Free Investment Class	(3,040,338)	(3,040,338)	(230,721,209)	(230,721,209)
Account Maintenance Fees	—	(100)	—	15,237
		$(24,377,652)		$(761,334,886)

28	Deutsche Tax-Exempt Money Fund

E. Name Changes

In connection with adoption of the DWS brand, effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” will become known as the “DWS Funds.” As a result, Deutsche Tax-Exempt Portfolio will be renamed DWS Tax-Exempt Portfolio and Deutsche Tax-Exempt Money Fund will be renamed DWS Tax-Exempt Money Fund.

Deutsche Tax-Exempt Money Fund	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and the Shareholders of Deutsche Tax-Exempt Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Deutsche Tax-Exempt Portfolio (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the schedule of investments, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are

30	Deutsche Tax-Exempt Money Fund

required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the Deutsche family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 19, 2018

Deutsche Tax-Exempt Money Fund	31

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Deutsche Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2017 to April 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

32	Deutsche Tax-Exempt Money Fund

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2018 (Unaudited)

Actual Fund Return	Deutsche Tax-Exempt Money Fund
Beginning Account Value 11/1/17	$1,000.00
Ending Account Value 4/30/18	$1,005.14
Expenses Paid per $1,000*	$1.04

Hypothetical 5% Fund Return
Beginning Account Value 11/1/17	$1,000.00
Ending Account Value 4/30/18	$1,023.75
Expenses Paid per $1,000*	$1.05

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Deutsche Tax-Exempt Money Fund	.21%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information	(Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2018, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Deutsche Tax-Exempt Money Fund	33

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov, and they may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

34	Deutsche Tax-Exempt Money Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–During	the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–The	Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–The	Board also received extensive information throughout the year regarding performance of the Fund.

–The	Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–In	connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests

Deutsche Tax-Exempt Money Fund	35

of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Deutsche Tax-Exempt Cash Premier Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

36	Deutsche Tax-Exempt Money Fund

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were higher than the median (4th quartile) of the applicable Broadridge expense universe for the following share classes: Service Shares, Deutsche Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, Deutsche Tax-Exempt Money Fund shares and Deutsche Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized

Deutsche Tax-Exempt Money Fund	37

by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted, that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

38	Deutsche Tax-Exempt Money Fund

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche Tax-Exempt Money Fund	39

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	87	—

40	Deutsche Tax-Exempt Money Fund

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	87	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; American Documentary, Inc. (public media); Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	87	—

Deutsche Tax-Exempt Money Fund	41

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	87	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive committee); Adjunct Professor, University of Denver Law School (2017–present); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International; Denver Zoo Foundation (2012–2018)	87	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	87	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)

42	Deutsche Tax-Exempt Money Fund

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	87	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	87	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	87	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	87	—

Deutsche Tax-Exempt Money Fund	43

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6,9] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Managing Director,[3] DWS; Secretary of DWS U.S. Holding Company Corporation (since March 2018); formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] DWS; Vice President, DWS Distributors, Inc. (since 2016); Director, DWS Service Company (since 2017); Director and President, DB Investment Managers, Inc. (since 2017); formerly: Chairman, Director and President, Deutsche AM Trust Company (2013–2018); Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary Deutsche AM Distributors, Inc. (2002–2017) and Secretary, Deutsche AM Service Company (2010–2017)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, since July 12, 2017	Director,[3] DWS; Director and Vice President, Deutsche AM Trust Company (since 2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Diane Kenneally[8] (1966) Assistant Treasurer, 2007–present	Director,[3] DWS

44	Deutsche Tax-Exempt Money Fund

[1]	The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed President and Chief Executive Officer effective December 1, 2017.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Deutsche Tax-Exempt Money Fund	45

DTEMF-2

(R-027590-7 6/18)

April 30, 2018

Annual Report

to Shareholders

Tax-Free Investment Class

Deutsche Tax-Exempt Portfolio

(Effective on or about July 2, 2018, Deutsche Tax-Exempt Portfolio will be renamed DWS Tax-Exempt Portfolio.)

Contents

3	Portfolio Management Review
7	Portfolio Summary
8	Investment Portfolio
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements

29	Report of Independent Registered Public Accounting Firm
31	Information About Your Fund’s Expenses
32	Tax Information
33	Other Information
34	Advisory Agreement Board Considerations and Fee Evaluation
38	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Tax-Free Investment Class

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2018, short-term rates generally moved up based on a growing U.S. economy and evolving U.S. Federal Reserve Board (the Fed) statements and actions. A strong U.S. labor market prompted the Fed to raise short-term rates in June 2017, keeping its forward rate forecast unchanged and stating that the central bank would soon begin to unwind its significant holdings in Treasury and mortgage securities. By the end of the summer, the money market yield curve had flattened in reaction to political uncertainty in Washington, D.C. and the lack of any sign of an uptick in U.S. inflation. As we moved into the fourth quarter, concerns were expressed regarding the expiration of the government’s debt ceiling, with accompanying volatility in rates in October, but Congress was able to keep the government operating with a short-term agreement with the administration. This cleared the way for the market to increase its projection for economic growth in 2018. The economy continued to perform well, with unemployment at 4.1%. Yields moved higher in reaction to the Fed’s December rate hike, its third such move in 2017.

At the start of 2018, yields for longer-term money market securities rose based on the prospects for increased Treasury security supply following the increase in the debt ceiling and the passage of federal tax overhaul in December. Significant increases in supply did materialize, with the U.S. Treasury issuing more than $352 billion in Treasury bills during the first quarter. At the same time, investors also grew concerned about the prospects for “trade wars” based on aggressive rhetoric from the U.S. administration, which in turn spurred financial market volatility. In light of increased market instability and the possibility that trade tensions could cool the global economy, questions increased regarding the Fed’s ability to raise short-term rates at a faster pace. Nevertheless, the Federal Open

Tax-Free Investment Class	3

Market Committee (FOMC) raised short-term rates at its March 2018 meeting. Despite the fact that Treasury bill issuance retreated in April, an overall increase in Treasury supply and the FOMC’s plan to gradually “normalize” interest rates continued to push money market yields higher.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax Exempt Portfolio, we sought to preserve a balance of liquidity, attractive yield and high quality. The Fund held significant positions in 7-day Variable Rate Demand Notes (VRDNs) as well as positions in fixed-rate securities with 12-month maturities to capture additional yield. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.

4	Tax-Free Investment Class

Outlook and Positioning

Our current forecast is for two additional short-term rate increases by the Fed in 2018. We are cautious regarding current U.S. economic policy and the agenda on trade that the administration is pursuing. However, we believe that the economy can continue to expand, and are positioning the Fund for continued growth and additional Fed rate hikes. We also look for significantly increased Treasury bill supply overall in 2018, which should continue to exert upward pressure on money market rates.

We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.

Fund Performance (as of April 30, 2018)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
Tax-Free Investment Class	1.18%*
Equivalent Taxable Yield	1.99%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

**	The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Deutsche Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Tax-Free Investment Class	5

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Credit quality is an assessment of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency (i.e., Standard & Poor’s, Moody’s, Fitch). Ratings agencies are paid to make such credit assessments by the entity that is seeking a rating for itself. Letter grades of “BBB” and above indicate that the rated borrower is considered “investment grade” by a particular ratings agency.

6	Tax-Free Investment Class

Portfolio Summary	(Unaudited)

Deutsche Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/18	4/30/17
Municipal Investments
Municipal Variable Rate Demand Notes	49%	51%
Municipal Bonds and Notes	20%	15%
Tax-Exempt Commercial Paper	17%	22%
Municipal Floating-Rate Notes	5%	5%
Preferred Shares of Closed-End Investment Companies	9%	7%
	100%	100%

Weighted Average Maturity	4/30/18	4/30/17
Cash Account Trust — Deutsche Tax-Exempt Portfolio	26 days	26 days
National Tax-Free Retail Money Fund Average*	19 days	18 days

*	The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 8–15. A quarterly Fact Sheet is available on dws.com or upon request.

Tax-Free Investment Class	7

Investment Portfolio	as of April 30, 2018

	Principal Amount ($)	Value ($)
Municipal Investments 90.8%
Alabama 2.3%
Alabama, State Housing Finance Authority, Multi-Family Housing Revenue, Alison Apartments Project, Series B, AMT, 1.81%*, 5/7/2018, LOC: U.S. Bank NA	3,200,000	3,200,000
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project:
Series K, 144A, 1.73%*, 5/7/2018 , LOC: JPMorgan Chase Bank NA	2,500,000	2,500,000
Series I, 144A, 1.78%*, 5/7/2018 , LOC: Bank of Nova Scotia	1,600,000	1,600,000

		7,300,000

Alaska 1.4%
Alaska, State Housing Finance Corp., Home Mortgage Revenue, Series B, 1.72%*, 5/7/2018, SPA: Federal Home Loan Bank	4,415,000	4,415,000

Arizona 3.9%
Arizona, Salt River Pima-Maricopa Indian Community, 1.78%*, 5/7/2018, LOC: Bank of America NA	7,485,000	7,485,000
Arizona, State Water Infrastructure Finance Authority Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	3,400,000	3,450,788
Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 1.79%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	1,440,000	1,440,000

		12,375,788

Arkansas 2.1%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 2.0%*, 5/7/2018, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000

California 13.9%
California, Metropolitan Water District of Southern California:
Series D, MUNIPSA + 0.05%, 1.8%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037	6,630,000	6,630,000
Series E, MUNIPSA + 0.05%, 1.8%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037	4,000,000	4,000,000
California, State General Obligation, TECP, 1.38%, 6/7/2018, LOC: Royal Bank of Canada	4,910,000	4,910,000
California, Statewide Community Development Authority, TECP, 1.25%, 8/8/2018	5,000,000	5,000,000

The accompanying notes are an integral part of the financial statements.

8	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA + 0.35% , 2.05%**, Mandatory Put 7/26/2018 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, 5.0%, 6/29/2018	2,500,000	2,516,417
San Diego, CA, Public Facilities Financing Authority:
TECP, 1.25%, 8/7/2018 , LOC: Bank of America	1,612,000	1,612,000
TECP, 1.28%, 8/7/2018 , LOC: Bank of America	1,473,000	1,473,000
San Francisco City & County, CA, Airports Commission, Series 34E, AMT, Prerefunded 5/1/2018 @ 100, 5.75%, 5/1/2019	2,525,000	2,525,000
San Francisco City & County, CA, Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 1.78%*, 5/7/2018, LOC: Citibank NA	1,125,000	1,125,000
University of California, TECP, 1.65%, 5/15/2018	10,050,000	10,050,000

		43,841,417

Connecticut 3.0%
Connecticut, State Health & Educational Facility Authority Revenue, Yale University, Series A, 1.375%, Mandatory Put 7/11/2018 @ 100, 7/1/2035	6,275,000	6,278,812
Connecticut, State Health & Educational Facility Authority Revenue,, Loomis Chafee School, Series G, Prerefunded 7/1/2018 @ 100, 5.0%, 7/1/2030	3,000,000	3,019,520

		9,298,332

District of Columbia 4.8%
District of Columbia, Water & Sewer Authority:
TECP, 1.3%, 5/1/2018 , LOC: Landesbank Hessen-Thuringen	6,000,000	6,000,000
TECP, 1.68%, 5/1/2018 , LOC: Landesbank Hessen-Thuringen	9,000,000	9,000,000

		15,000,000

Florida 4.4%
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 1.73%*, 5/7/2018, LOC: Northern Trust Co.	4,150,000	4,150,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 1.74%*, 5/7/2018, LOC: TD Bank NA	2,855,000	2,855,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 1.79%*, 5/7/2018, LOC: Northern Trust Co.	1,300,000	1,300,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 1.76%*, 5/7/2018, LOC: Freddie Mac	5,500,000	5,500,000

		13,805,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	9

	Principal Amount ($)	Value ($)
Georgia 0.4%
Georgia, Municipal Electric Authority, Series B, 1.75%*, 5/7/2018, LOC: Barclays Bank PLC	1,305,000	1,305,000

Idaho 1.6%
Idaho, State Tax Anticipation Notes, 4.0%, 6/29/2018	5,000,000	5,024,744

Illinois 4.9%
Channahon, IL, Morris Hospital Revenue, 1.76%*, 5/7/2018, LOC: U.S. Bank NA	4,130,000	4,130,000
Cook County, IL, Bernard Zell Anshe Emet Day School Revenue, 1.79%*, 5/7/2018, LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
DuPage County, IL, Morton Arboretum Project Revenue, 1.76%*, 5/7/2018, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 1.73%*, 5/7/2018, LOC: BMO Harris Bank NA	1,000,000	1,000,000
Illinois, State Finance Authority Revenue, North Park University Project, 1.75%*, 5/7/2018, LOC: U.S. Bank NA	1,500,000	1,500,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series E, 1.75%*, 5/7/2018 , LOC: Barclays Bank PLC	1,610,000	1,610,000
Series F, 1.75%*, 5/7/2018 , LOC: Barclays Bank PLC	1,580,000	1,580,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 1.76%*, 5/7/2018, LOC: Northern Trust Co.	2,065,000	2,065,000
Illinois, State Finance Authority Revenue, Uhlich Children’s Advantage, 1.75%*, 5/7/2018, LOC: U.S. Bank NA	1,445,000	1,445,000

		15,330,000

Iowa 0.2%
Iowa, State Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program, Series B, 1.75%*, 5/7/2018, SPA: Federal Home Loan Bank	700,000	700,000

Kansas 0.3%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 1.89%*, 5/7/2018, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Louisiana 0.3%
Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 1.9%*, 5/7/2018, LOC: Bank of America NA	1,045,000	1,045,000

Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 1.75%*, 5/7/2018, LOC: Bank of America NA	1,000,000	1,000,000

The accompanying notes are an integral part of the financial statements.

10	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Massachusetts 5.0%
Massachusetts, Revenue Anticipation Notes:
Series B, 2.0%, 5/21/2018	10,000,000	10,006,204
Series C, 2.0%, 6/25/2018	3,350,000	3,355,195
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 1.77%*, 5/7/2018, LIQ: Citibank NA	2,300,000	2,300,000

		15,661,399

Missouri 4.6%
Missouri, Tender Option Bond Trust Receipts:
Series 2015-XF2198, 144A, 1.78%*, 5/7/2018 , LIQ: Citibank NA	2,660,000	2,660,000
Series 2017-XG0157, 144A, 1.79%*, 5/7/2018 , LIQ: Barclays Bank PLC, LOC: Barclays Bank PLC	11,915,000	11,915,000

		14,575,000

Nevada 2.3%
Nevada, State Housing Division, HELP Owens Associates LP, AMT, 1.8%*, 5/7/2018, LOC: Citibank NA	1,965,000	1,965,000
Nevada, State Housing Division, Sonoma Palms LP, AMT, 1.78%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	5,400,000	5,400,000

		7,365,000

New Hampshire 1.3%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 1.8%*, 5/7/2018, LOC: TD Bank NA	4,065,000	4,065,000

New York 1.1%
New York, General Obligation, Series A-4, 1.75%*, 5/7/2018, LOC: Bank of Tokyo-Mitsubishi UFJ	1,450,000	1,450,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 1.78%*, 5/7/2018, LIQ: Credit Suisse	1,865,000	1,865,000

		3,315,000

Ohio 6.7%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Carnegie/96th Research Building Project, 1.78%*, 5/7/2018, LOC: PNC Bank NA	6,625,000	6,625,000
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 1.82%*, 5/7/2018, LOC: Northern Trust Co.	11,600,000	11,600,000
Hamilton County, OH, Economic Development Revenue, State Xavier High School Project, 1.76%*, 5/7/2018, LOC: PNC Bank NA	1,860,000	1,860,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	11

	Principal Amount ($)	Value ($)
Ohio, State Economic Development Revenue, Goodwill Industries Miami Vy Project, 1.76%*, 5/7/2018, GTY: Patheon, Inc., LOC: PNC Bank NA	1,060,000	1,060,000

		21,145,000

Oregon 1.9%
Oregon, State Housing & Community Services Department, Housing Development Revenue, Redwood Park Apartments, Series F, AMT, 1.78%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	800,000	800,000
Oregon, State Tax Anticipation Notes, Series A, 5.0%, 9/28/2018	5,000,000	5,082,000

		5,882,000

Pennsylvania 2.2%
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 1.76%*, 5/7/2018, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 1.76%*, 5/7/2018, LOC: PNC Bank NA	4,215,000	4,215,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 1.85%*, 5/7/2018, LOC: PNC Bank NA	300,000	300,000

		7,015,000

Rhode Island 0.9%
Rhode Island, Narragansett Bay Commission, Wastewater System Revenue, Series A, 1.76%*, 5/7/2018, LOC: TD Bank NA	2,900,000	2,900,000

South Dakota 0.8%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health:
Series C, 1.74%*, 5/7/2018 , LOC: U.S. Bank NA	1,495,000	1,495,000
Series B, 1.74%*, 5/7/2018 , LOC: U.S. Bank NA	1,170,000	1,170,000

		2,665,000

Tennessee 0.8%
Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, Gateway Projects, Series A-1, 1.74%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	2,600,000	2,600,000

Texas 12.4%
Harris County, TX, Toll Road Revenue, TECP, 1.5%, 5/3/2018	1,250,000	1,250,000
Houston, TX, Airport System Revenue, TECP, 1.8%, 6/21/2018, LIQ: State Street Bank & Trust Co.	5,000,000	5,000,000

The accompanying notes are an integral part of the financial statements.

12	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
San Antonio, TX, General Obligation, Prerefunded 8/1/2018 @ 100, 5.5%, 8/1/2024	1,000,000	1,011,129
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health, Series C-1, 1.73%*, 5/7/2018, LOC: Sumitomo Mitsui Banking	1,375,000	1,375,000
Texas, State Tax & Revenue Anticipation Notes, 4.0%, 8/30/2018	17,000,000	17,171,983
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 1.78%*, 5/7/2018, LIQ: Citibank NA	3,100,000	3,100,000
University of Texas, Permanent University Funding, TECP, 1.32%, 8/6/2018	10,000,000	9,999,181

		38,907,293

Utah 1.6%
Utah, State General Obligation, Series C, 5.0%, 7/1/2018	5,000,000	5,029,663

Virginia 0.2%
Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 1.76%*, 5/7/2018, LOC: Northern Trust Co.	650,000	650,000

Other 5.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A”, Series MO27, 1.77%*, 5/7/2018 , LIQ: Freddie Mac	2,850,000	2,850,000
“A”, Series M031, 1.78%*, 5/7/2018 , LIQ: Freddie Mac	9,030,000	9,030,000
Series M033, 1.78%*, 5/7/2018 , LIQ: Freddie Mac	1,480,000	1,480,000
“A”, Series M015, AMT, 1.8%*, 5/7/2018 , LIQ: Freddie Mac	2,840,000	2,840,000

		16,200,000

Total Municipal Investments (Cost $285,915,636)		285,915,636

Preferred Shares of Closed-End Investment Companies 8.6%
California 5.4%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.93%*, 5/7/2018	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.9%*, 5/7/2018, LIQ: Citibank NA	1,500,000	1,500,000
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.9%*, 5/7/2018, LIQ: Royal Bank of Canada	5,500,000	5,500,000

		17,000,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	13

	Principal Amount ($)	Value ($)
National 3.2%
Nuveen Municipal Credit Income Fund, Series 3, 144A, AMT, 1.91% *, 5/7/2018, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000

Total Preferred Shares of Closed-End Investment Companies (Cost $27,000,000)		27,000,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $312,915,636)	99.4	312,915,636
Other Assets and Liabilities, Net	0.6	1,824,948

Net Assets	100.0	314,740,584

*	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2018. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

14	Tax-Free Investment Class

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$285,915,636	$—	$285,915,636
Preferred Shares of Closed-End Investment Companies (a)	—	27,000,000	—	27,000,000
Total	$—	$312,915,636	$—	$312,915,636

There have been no transfers between fair value measurement levels during the year ended April 30, 2018.

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	15

Statement of Assets and Liabilities

as of April 30, 2018

Assets	Deutsche Tax-Exempt Portfolio

Investments in securities, valued at amortized cost	$312,915,636
Cash	69,528
Receivable for investments sold	330,000
Receivable for Fund shares sold	143,877
Interest receivable	1,777,451
Due from Advisor	3,567
Other assets	87,922
Total assets	315,327,981

Liabilities
Payable for Fund shares redeemed	266,657
Distributions payable	47,775
Accrued Trustees’ fees	5,240
Other accrued expenses and payables	267,725
Total liabilities	587,397
Net assets, at value	$314,740,584

Net Assets Consist of
Distributions in excess of net investment income	(47,775)
Accumulated net realized gain (loss)	(32,286)
Paid-in capital	314,820,645
Net assets, at value	$314,740,584

The accompanying notes are an integral part of the financial statements.

16	Tax-Free Investment Class

Statement of Assets and Liabilities as of April 30, 2018 (continued)

Net Asset Value	Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($41,085,932 ÷ 41,071,028 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($136,426,424 ÷ 136,376,886 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($50,949,159 ÷ 50,930,691 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($42,325,482 ÷ 42,310,119 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($38,365,294 ÷ 38,351,362 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($5,588,293 ÷ 5,586,266 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	17

Statement of Operations

for the year ended April 30, 2018

Investment Income	Deutsche Tax-Exempt Portfolio
Income:
Interest	$3,751,410
Expenses:
Management fee	247,413
Administration fee	359,867
Services to shareholders	280,512
Distribution and service fees	398,628
Custodian fee	7,822
Professional fees	121,791
Reports to shareholders	123,280
Registration fees	102,894
Trustees’ fees and expenses	20,396
Other	65,538
Total expenses before expense reductions	1,728,141
Expense reductions	(400,681)
Total expenses after expense reductions	1,327,460
Net investment income	2,423,950
Net realized gain (loss) from investments	2,158
Net increase (decrease) in net assets resulting from operations	$2,426,108

The accompanying notes are an integral part of the financial statements.

18	Tax-Free Investment Class

Statements of Changes in Net Assets

Deutsche Tax-Exempt Portfolio
Year Ended April 30,
Increase (Decrease) in Net Assets	2018	2017

Operations:
Net investment income	$2,423,950	$1,740,204
Net realized gain (loss)	2,158	(34,444)
Net increase in net assets resulting from operations	2,426,108	1,705,760
Distributions to shareholders from:
Net investment income:
Deutsche Tax-Exempt Cash Premier Shares	(430,286)	(728,624)
Deutsche Tax-Exempt Money Fund	(1,163,840)	(707,714)
Deutsche Tax-Free Money Fund Class S	(413,013)	(263,679)
Service Shares	(36,384)	(39,373)
Tax-Exempt Cash Managed Shares	(364,721)	(185,422)
Tax-Free Investment Class	(28,399)	(16,700)
Net realized gain:
Deutsche Tax-Exempt Cash Premier Shares	—	(27,952)
Deutsche Tax-Exempt Money Fund	—	(15,307)
Deutsche Tax-Free Money Fund Class S	—	(6,360)
Service Shares	—	(6,245)
Tax-Exempt Cash Managed Shares	—	(5,594)
Tax-Free Investment Class	—	(1,196)
Total distributions	(2,436,643)	(2,004,166)
Fund share transactions:
Proceeds from shares sold	550,268,409	1,179,428,894
Reinvestment of distributions	1,998,663	1,367,713
Payments for shares redeemed	(576,644,724)	(1,942,131,493)
Net increase (decrease) in net assets from Fund share transactions	(24,377,652)	(761,334,886)
Increase (decrease) in net assets	(24,388,187)	(761,633,292)
Net assets at beginning of year	339,128,771	1,100,762,063
Net assets at end of year (including distributions in excess of net investment income of $47,775 and $53,638, respectively)	$314,740,584	$339,128,771

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	19

Financial Highlights

Deutsche Tax-Exempt Portfolio

Tax-Free Investment Class

	Years Ended April 30,
	2018	2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.004	.001		.000	*	.000	*	.000	*
Net realized gain (loss)	.000 *	(.000	)*	.000	*	.000	*	.000	*
Total from investment operations	.004	.001		.000	*	.000	*	.000	*
Less distributions from:
Net investment income	(.004)	(.001)		(.000	)*	(.000	)*	(.000	)*
Net realized gains	—	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Total distributions	(.004)	(.001)		(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.45	.13		.02		.03		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	9		239		263		283
Ratio of expenses before expense reductions (%)	.72	.66		.66		.64		.64
Ratio of expenses after expense reductions (%)	.63	.49		.14		.10		.13
Ratio of net investment income (%)	.39	.02		.01		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

20	Tax-Free Investment Class

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio. These financial statements report on Deutsche Tax-Exempt Portfolio (the “Fund”).

Deutsche Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Tax-Free Investment Class	21

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2018, the Fund had a net tax basis capital loss carryforward of approximately $32,000, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At April 30, 2018, Deutsche Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $312,915,636.

At April 30, 2018, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

Tax-Exempt Portfolio:
Capital loss carryforwards	$(32,000)

22	Tax-Free Investment Class

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
Portfolio	2018	2017
Tax-Exempt Portfolio:
Distributions from tax-exempt income	$2,436,643	$1,941,512
Distributions from ordinary income*	$—	$62,654

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and

Tax-Free Investment Class	23

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class Shares.

Accordingly, for the year ended April 30, 2018, the Advisor earned a management fee on Deutsche Tax-Exempt Portfolio aggregating $247,413, all of which was waived, resulting in an annual effective rate of 0.00% of the Fund’s average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2018, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at April 30, 2018
Deutsche Tax-Exempt Portfolio	$359,867	$111,972	$14,272

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent

24	Tax-Free Investment Class

functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2018, the amounts charged to the Fund by DSC were as follows:

Deutsche Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2018
Deutsche Tax-Exempt Cash Premier Shares	$7,768	$7,768	$—
Deutsche Tax-Exempt Money Fund	40,979	9,954	—
Deutsche Tax-Free Money Fund Class S	32,971	—	5,362
Service Shares	118,161	—	19,182
Tax-Exempt Cash Managed Shares	34,811	—	6,451
Tax-Free Investment Class	7,260	—	1,028
	$241,950	$17,722	$32,023

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2018, the Distribution Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2018	Annual Effective Rate	Contractual Rate
Service Shares	$284,514	$23,574	$27,651	.55%	.60%
Tax-Free Investment Class	17,796	—	1,141	.25%	.25%
	$302,310	$23,574	$28,792

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2018, the Service Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Service Fee	Annual Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$91,335	.15%	.15%
Tax-Free Investment Class	4,983	.07%	.07%
	$96,318

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2018, the amount

Tax-Free Investment Class	25

charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2018
Deutsche Tax-Exempt Portfolio	$51,193	$26,665

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2018, the Fund engaged in securities purchases of $361,103,000 and securities sales of $379,855,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2018.

26	Tax-Free Investment Class

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Tax-Exempt Portfolio

	Year Ended April 30, 2018		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Deutsche Tax-Exempt Cash Premier Shares	67,725,230	$67,725,230	717,887,643	$717,887,643
Deutsche Tax-Exempt Money Fund	51,423,925	51,423,925	67,778,786	67,778,786
Deutsche Tax-Free Money Fund Class S	13,879,488	13,879,488	16,617,062	16,617,062
Service Shares	81,813,513	81,813,513	79,974,302	79,974,302
Tax-Exempt Cash Managed Shares	326,154,215	326,154,215	254,196,732	254,196,732
Tax-Free Investment Class	9,272,138	9,272,138	42,959,132	42,959,132
Account Maintenance Fees	—	(100)	—	15,237
		$550,268,409		$1,179,428,894

Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	394,754	$394,754	339,664	$339,664
Deutsche Tax-Exempt Money Fund	1,145,507	1,145,507	708,301	708,301
Deutsche Tax-Free Money Fund Class S	392,467	392,467	255,513	255,513
Service Shares	36,362	36,362	45,367	45,367
Tax-Exempt Cash Managed Shares	1,571	1,571	944	944
Tax-Free Investment Class	28,002	28,002	17,924	17,924
		$1,998,663		$1,367,713

Tax-Free Investment Class	27

	Year Ended April 30, 2018		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars

Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(64,594,618)	$(64,594,618)	(1,194,579,965)	$(1,194,579,965)
Deutsche Tax-Exempt Money Fund	(59,547,276)	(59,547,276)	(95,919,276)	(95,919,276)
Deutsche Tax-Free Money Fund Class S	(18,119,437)	(18,119,437)	(28,995,336)	(28,995,336)
Service Shares	(79,236,036)	(79,236,036)	(89,409,981)	(89,409,981)
Tax-Exempt Cash Managed Shares	(342,806,879)	(342,806,879)	(259,528,670)	(259,528,670)
Tax-Free Investment Class	(12,340,478)	(12,340,478)	(273,698,265)	(273,698,265)
		$(576,644,724)		$(1,942,131,493)

Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	3,525,366	$3,525,366	(476,352,658)	$(476,352,658)
Deutsche Tax-Exempt Money Fund	(6,977,844)	(6,977,844)	(27,432,189)	(27,432,189)
Deutsche Tax-Free Money Fund Class S	(3,847,482)	(3,847,482)	(12,122,761)	(12,122,761)
Service Shares	2,613,839	2,613,839	(9,390,312)	(9,390,312)
Tax-Exempt Cash Managed Shares	(16,651,093)	(16,651,093)	(5,330,994)	(5,330,994)
Tax-Free Investment Class	(3,040,338)	(3,040,338)	(230,721,209)	(230,721,209)
Account Maintenance Fees	—	(100)	—	15,237
		$(24,377,652)		$(761,334,886)

E. Name Changes

In connection with adoption of the DWS brand, effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” will become known as the “DWS Funds.” As a result, Deutsche Tax-Exempt Portfolio will be renamed DWS Tax-Exempt Portfolio and Deutsche Tax-Free Investment Class will be renamed DWS Tax-Free Investment Class.

28	Tax-Free Investment Class

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and the Shareholders of Deutsche Tax-Exempt Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Deutsche Tax-Exempt Portfolio (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the schedule of investments, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are

Tax-Free Investment Class	29

required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the Deutsche family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 19, 2018

30	Tax-Free Investment Class

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2017 to April 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Tax-Free Investment Class	31

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2018 (Unaudited)

Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 11/1/17	$1,000.00
Ending Account Value 4/30/18	$1,003.36
Expenses Paid per $1,000*	$3.18

Hypothetical 5% Fund Return
Beginning Account Value 11/1/17	$1,000.00
Ending Account Value 4/30/18	$1,021.62
Expenses Paid per $1,000*	$3.21

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Tax-Free Investment Class	.64%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information	(Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2018, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

32	Tax-Free Investment Class

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov, and they may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Tax-Free Investment Class	33

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

34	Tax-Free Investment Class

invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-and three-year periods ended December 31, 2016, the Fund’s gross performance (Deutsche Tax-Exempt Cash Premier Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions,

Tax-Free Investment Class	35

Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were higher than the median (4th quartile) of the applicable Broadridge expense universe for the following share classes: Service Shares, Deutsche Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, Deutsche Tax-Exempt Money Fund shares and Deutsche Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board

36	Tax-Free Investment Class

noted, that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Free Investment Class	37

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	87	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	87	Portland General Electric[2] (utility company) (2003–present)

38	Tax-Free Investment Class

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; American Documentary, Inc. (public media); Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	87	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	87	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive committee); Adjunct Professor, University of Denver Law School (2017–present); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International; Denver Zoo Foundation
	(2012–2018)	87	—

Tax-Free Investment Class	39

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	87	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	87	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	87	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	87	—

40	Tax-Free Investment Class

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	87	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6,9] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Managing Director,[3] DWS; Secretary of DWS U.S. Holding Company Corporation (since March 2018); formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] DWS; Vice President, DWS Distributors, Inc. (since 2016); Director, DWS Service Company (since 2017); Director and President, DB Investment Managers, Inc. (since 2017); formerly: Chairman, Director and President, Deutsche AM Trust Company (2013–2018); Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017) and Secretary, Deutsche AM Service Company (2010–2017)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, since July 12, 2017	Director,[3] DWS; Director and Vice President, Deutsche AM Trust Company (since 2018)

Tax-Free Investment Class	41

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Diane Kenneally[8] (1966) Assistant Treasurer, 2007–present	Director,[3] DWS

[1]	The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed President and Chief Executive Officer effective December 1, 2017.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

42	Tax-Free Investment Class

CATTEP-2

(R-027592-7 6/18)

April 30, 2018

Annual Report

to Shareholders

Deutsche Tax-Exempt Portfolio

Deutsche Tax-Free Money Fund Class S

(Effective on or about July 2, 2018, Deutsche Tax-Exempt Portfolio will be renamed DWS Tax-Exempt Portfolio, and the Deutsche Tax-Free Money Fund Class S will be renamed DWS Tax-Free Money Fund Class S.)

Contents

3	Portfolio Management Review
7	Portfolio Summary
8	Investment Portfolio
15	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets
19	Financial Highlights
20	Notes to Financial Statements

28	Report of Independent Registered Public Accounting Firm
30	Information About Your Fund’s Expenses
31	Tax Information
32	Other Information
33	Advisory Agreement Board Considerations and Fee Evaluation
38	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche Tax-Free Money Fund Class S

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2018, short-term rates generally moved up based on a growing U.S. economy and evolving U.S. Federal Reserve Board (the Fed) statements and actions. A strong U.S. labor market prompted the Fed to raise short-term rates in June 2017, keeping its forward rate forecast unchanged and stating that the central bank would soon begin to unwind its significant holdings in Treasury and mortgage securities. By the end of the summer, the money market yield curve had flattened in reaction to political uncertainty in Washington, D.C. and the lack of any sign of an uptick in U.S. inflation. As we moved into the fourth quarter, concerns were expressed regarding the expiration of the government’s debt ceiling, with accompanying volatility in rates in October, but Congress was able to keep the government operating with a short-term agreement with the administration. This cleared the way for the market to increase its projection for economic growth in 2018. The economy continued to perform well, with unemployment at 4.1%. Yields moved higher in reaction to the Fed’s December rate hike, its third such move in 2017.

At the start of 2018, yields for longer-term money market securities rose based on the prospects for increased Treasury security supply following the increase in the debt ceiling and the passage of federal tax overhaul in December. Significant increases in supply did materialize, with the U.S. Treasury issuing more than $352 billion in Treasury bills during the first quarter. At the same time, investors also grew concerned about the prospects for “trade wars” based on aggressive rhetoric from the U.S. administration, which in turn spurred financial market volatility. In light of increased market instability and the possibility that trade tensions could cool the global economy, questions increased regarding the Fed’s ability to raise short-term rates at a faster pace. Nevertheless, the Federal Open

Deutsche Tax-Free Money Fund Class S	3

Market Committee (FOMC) raised short-term rates at its March 2018 meeting. Despite the fact that Treasury bill issuance retreated in April, an overall increase in Treasury supply and the FOMC’s plan to gradually “normalize” interest rates continued to push money market yields higher.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax Exempt Portfolio, we sought to preserve a balance of liquidity, attractive yield and high quality. The Fund held significant positions in 7-day Variable Rate Demand Notes (VRDNs) as well as positions in fixed-rate securities with 12-month maturities to capture additional yield. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.

4	Deutsche Tax-Free Money Fund Class S

Outlook and Positioning

Our current forecast is for two additional short-term rate increases by the Fed in 2018. We are cautious regarding current U.S. economic policy and the agenda on trade that the administration is pursuing. However, we believe that the economy can continue to expand, and are positioning the Fund for continued growth and additional Fed rate hikes. We also look for significantly increased Treasury bill supply overall in 2018, which should continue to exert upward pressure on money market rates.

We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.

Fund Performance (as of April 30, 2018)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
Deutsche Tax-Free Money Fund Class S	1.37%*
Equivalent Taxable Yield	2.31%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

**	The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Deutsche Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Deutsche Tax-Free Money Fund Class S	5

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Credit quality is an assessment of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency (i.e., Standard & Poor’s, Moody’s, Fitch). Ratings agencies are paid to make such credit assessments by the entity that is seeking a rating for itself. Letter grades of “BBB” and above indicate that the rated borrower is considered “investment grade” by a particular ratings agency.

6	Deutsche Tax-Free Money Fund Class S

Portfolio Summary	(Unaudited)

Deutsche Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/18	4/30/17
Municipal Investments
Municipal Variable Rate Demand Notes	49%	51%
Municipal Bonds and Notes	20%	15%
Tax-Exempt Commercial Paper	17%	22%
Municipal Floating-Rate Notes	5%	5%
Preferred Shares of Closed-End Investment Companies	9%	7%
	100%	100%

Weighted Average Maturity	4/30/18	4/30/17
Cash Account Trust — Deutsche Tax-Exempt Portfolio	26 days	26 days
National Tax-Free Retail Money Fund Average*	19 days	18 days

*	The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 8–14. A quarterly Fact Sheet is available on dws.com or upon request.

Deutsche Tax-Free Money Fund Class S	7

Investment Portfolio	as of April 30, 2018

Deutsche Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 90.8%
Alabama 2.3%
Alabama, State Housing Finance Authority, Multi-Family Housing Revenue, Alison Apartments Project, Series B, AMT, 1.81%*, 5/7/2018, LOC: U.S. Bank NA	3,200,000	3,200,000
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project:
Series K, 144A, 1.73%*, 5/7/2018, LOC: JPMorgan Chase Bank NA	2,500,000	2,500,000
Series I, 144A, 1.78%*, 5/7/2018, LOC: Bank of Nova Scotia	1,600,000	1,600,000

		7,300,000
Alaska 1.4%
Alaska, State Housing Finance Corp., Home Mortgage Revenue, Series B, 1.72%*, 5/7/2018, SPA: Federal Home Loan Bank	4,415,000	4,415,000
Arizona 3.9%
Arizona, Salt River Pima-Maricopa Indian Community, 1.78%*, 5/7/2018, LOC: Bank of America NA	7,485,000	7,485,000
Arizona, State Water Infrastructure Finance Authority Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	3,400,000	3,450,788
Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 1.79%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	1,440,000	1,440,000

		12,375,788
Arkansas 2.1%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 2.0%*, 5/7/2018, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000

California 13.9%
California, Metropolitan Water District of Southern California:
Series D, MUNIPSA + 0.05%, 1.8%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037	6,630,000	6,630,000
Series E, MUNIPSA + 0.05%, 1.8%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037	4,000,000	4,000,000
California, State General Obligation, TECP, 1.38%, 6/7/2018, LOC: Royal Bank of Canada	4,910,000	4,910,000
California, Statewide Community Development Authority, TECP, 1.25%, 8/8/2018	5,000,000	5,000,000

The accompanying notes are an integral part of the financial statements.

8	Deutsche Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA + 0.35% , 2.05%**, Mandatory Put 7/26/2018 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, 5.0%, 6/29/2018	2,500,000	2,516,417
San Diego, CA, Public Facilities Financing Authority:
TECP, 1.25%, 8/7/2018, LOC: Bank of America	1,612,000	1,612,000
TECP, 1.28%, 8/7/2018, LOC: Bank of America	1,473,000	1,473,000
San Francisco City & County, CA, Airports Commission, Series 34E, AMT, Prerefunded 5/1/2018 @ 100, 5.75%, 5/1/2019	2,525,000	2,525,000
San Francisco City & County, CA, Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 1.78%*, 5/7/2018, LOC: Citibank NA	1,125,000	1,125,000
University of California, TECP, 1.65%, 5/15/2018	10,050,000	10,050,000

		43,841,417
Connecticut 3.0%
Connecticut, State Health & Educational Facility Authority Revenue, Yale University, Series A, 1.375%, Mandatory Put 7/11/2018 @ 100, 7/1/2035	6,275,000	6,278,812
Connecticut, State Health & Educational Facility Authority Revenue, Loomis Chafee School, Series G, Prerefunded 7/1/2018 @ 100, 5.0%, 7/1/2030	3,000,000	3,019,520

		9,298,332
District of Columbia 4.8%
District of Columbia, Water & Sewer Authority:
TECP, 1.3%, 5/1/2018, LOC: Landesbank Hessen-Thuringen	6,000,000	6,000,000
TECP, 1.68%, 5/1/2018, LOC: Landesbank Hessen-Thuringen	9,000,000	9,000,000

		15,000,000
Florida 4.4%
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 1.73%*, 5/7/2018, LOC: Northern Trust Co.	4,150,000	4,150,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 1.74%*, 5/7/2018, LOC: TD Bank NA	2,855,000	2,855,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 1.79%*, 5/7/2018, LOC: Northern Trust Co.	1,300,000	1,300,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 1.76%*, 5/7/2018, LOC: Freddie Mac	5,500,000	5,500,000

		13,805,000

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Free Money Fund Class S	9

	Principal Amount ($)	Value ($)
Georgia 0.4%
Georgia, Municipal Electric Authority, Series B, 1.75%*, 5/7/2018, LOC: Barclays Bank PLC	1,305,000	1,305,000

Idaho 1.6%
Idaho, State Tax Anticipation Notes, 4.0%, 6/29/2018	5,000,000	5,024,744

Illinois 4.9%
Channahon, IL, Morris Hospital Revenue, 1.76%*, 5/7/2018, LOC: U.S. Bank NA	4,130,000	4,130,000
Cook County, IL, Bernard Zell Anshe Emet Day School Revenue, 1.79%*, 5/7/2018, LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
DuPage County, IL, Morton Arboretum Project Revenue, 1.76%*, 5/7/2018, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 1.73%*, 5/7/2018, LOC: BMO Harris Bank NA	1,000,000	1,000,000
Illinois, State Finance Authority Revenue, North Park University Project, 1.75%*, 5/7/2018, LOC: U.S. Bank NA	1,500,000	1,500,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series E, 1.75%*, 5/7/2018, LOC: Barclays Bank PLC	1,610,000	1,610,000
Series F, 1.75%*, 5/7/2018, LOC: Barclays Bank PLC	1,580,000	1,580,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 1.76%*, 5/7/2018, LOC: Northern Trust Co.	2,065,000	2,065,000
Illinois, State Finance Authority Revenue, Uhlich Children’s Advantage, 1.75%*, 5/7/2018, LOC: U.S. Bank NA	1,445,000	1,445,000

		15,330,000
Iowa 0.2%
Iowa, State Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program, Series B, 1.75%*, 5/7/2018, SPA: Federal Home Loan Bank	700,000	700,000

Kansas 0.3%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 1.89%*, 5/7/2018, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Louisiana 0.3%
Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 1.9%*, 5/7/2018, LOC: Bank of America NA	1,045,000	1,045,000

Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 1.75%*, 5/7/2018, LOC: Bank of America NA	1,000,000	1,000,000

The accompanying notes are an integral part of the financial statements.

10	Deutsche Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Massachusetts 5.0%
Massachusetts, Revenue Anticipation Notes:
Series B, 2.0%, 5/21/2018	10,000,000	10,006,204
Series C, 2.0%, 6/25/2018	3,350,000	3,355,195
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 1.77%*, 5/7/2018, LIQ: Citibank NA	2,300,000	2,300,000

		15,661,399
Missouri 4.6%
Missouri, Tender Option Bond Trust Receipts:
Series 2015-XF2198, 144A, 1.78%*, 5/7/2018 , LIQ: Citibank NA	2,660,000	2,660,000
Series 2017-XG0157, 144A, 1.79%*, 5/7/2018 , LIQ: Barclays Bank PLC, LOC: Barclays Bank PLC	11,915,000	11,915,000

		14,575,000
Nevada 2.3%
Nevada, State Housing Division, HELP Owens Associates LP, AMT, 1.8%*, 5/7/2018, LOC: Citibank NA	1,965,000	1,965,000
Nevada, State Housing Division, Sonoma Palms LP, AMT, 1.78%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	5,400,000	5,400,000

		7,365,000
New Hampshire 1.3%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 1.8%*, 5/7/2018, LOC: TD Bank NA	4,065,000	4,065,000

New York 1.1%
New York, General Obligation, Series A-4, 1.75%*, 5/7/2018, LOC: Bank of Tokyo-Mitsubishi UFJ	1,450,000	1,450,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 1.78%*, 5/7/2018, LIQ: Credit Suisse	1,865,000	1,865,000

		3,315,000
Ohio 6.7%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Carnegie/96th Research Building Project, 1.78%*, 5/7/2018, LOC: PNC Bank NA	6,625,000	6,625,000
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 1.82%*, 5/7/2018, LOC: Northern Trust Co.	11,600,000	11,600,000
Hamilton County, OH, Economic Development Revenue, State Xavier High School Project, 1.76%*, 5/7/2018, LOC: PNC Bank NA	1,860,000	1,860,000

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Free Money Fund Class S	11

	Principal Amount ($)	Value ($)
Ohio, State Economic Development Revenue, Goodwill Industries Miami Vy Project, 1.76%*, 5/7/2018, GTY: Patheon, Inc., LOC: PNC Bank NA	1,060,000	1,060,000

		21,145,000
Oregon 1.9%
Oregon, State Housing & Community Services Department, Housing Development Revenue, Redwood Park Apartments, Series F, AMT, 1.78%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	800,000	800,000
Oregon, State Tax Anticipation Notes, Series A, 5.0%, 9/28/2018	5,000,000	5,082,000

		5,882,000
Pennsylvania 2.2%
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 1.76%*, 5/7/2018, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 1.76%*, 5/7/2018, LOC: PNC Bank NA	4,215,000	4,215,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 1.85%*, 5/7/2018, LOC: PNC Bank NA	300,000	300,000

		7,015,000
Rhode Island 0.9%
Rhode Island, Narragansett Bay Commission, Wastewater System Revenue, Series A, 1.76%*, 5/7/2018, LOC: TD Bank NA	2,900,000	2,900,000

South Dakota 0.8%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health:
Series C, 1.74%*, 5/7/2018 , LOC: U.S. Bank NA	1,495,000	1,495,000
Series B, 1.74%*, 5/7/2018 , LOC: U.S. Bank NA	1,170,000	1,170,000

		2,665,000
Tennessee 0.8%
Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, Gateway Projects, Series A-1, 1.74%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	2,600,000	2,600,000

Texas 12.4%
Harris County, TX, Toll Road Revenue, TECP, 1.5%, 5/3/2018	1,250,000	1,250,000
Houston, TX, Airport System Revenue, TECP, 1.8%, 6/21/2018, LIQ: State Street Bank & Trust Co.	5,000,000	5,000,000
San Antonio, TX, General Obligation, Prerefunded 8/1/2018 @ 100, 5.5%, 8/1/2024	1,000,000	1,011,129

The accompanying notes are an integral part of the financial statements.

12	Deutsche Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health, Series C-1, 1.73%*, 5/7/2018, LOC: Sumitomo Mitsui Banking	1,375,000	1,375,000
Texas, State Tax & Revenue Anticipation Notes, 4.0%, 8/30/2018	17,000,000	17,171,983
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 1.78%*, 5/7/2018, LIQ: Citibank NA	3,100,000	3,100,000
University of Texas, Permanent University Funding, TECP, 1.32%, 8/6/2018	10,000,000	9,999,181

		38,907,293
Utah 1.6%
Utah, State General Obligation, Series C, 5.0%, 7/1/2018	5,000,000	5,029,663

Virginia 0.2%
Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 1.76%*, 5/7/2018, LOC: Northern Trust Co.	650,000	650,000

Other 5.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A”, Series MO27, 1.77%*, 5/7/2018 , LIQ: Freddie Mac	2,850,000	2,850,000
“A”, Series M031, 1.78%*, 5/7/2018 , LIQ: Freddie Mac	9,030,000	9,030,000
Series M033, 1.78%*, 5/7/2018 , LIQ: Freddie Mac	1,480,000	1,480,000
“A”, Series M015, AMT, 1.8%*, 5/7/2018 , LIQ: Freddie Mac	2,840,000	2,840,000

		16,200,000
Total Municipal Investments (Cost $285,915,636)		285,915,636

Preferred Shares of Closed-End Investment Companies 8.6%
California 5.4%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.93%*, 5/7/2018	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.9%*, 5/7/2018, LIQ: Citibank NA	1,500,000	1,500,000
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.9%*, 5/7/2018, LIQ: Royal Bank of Canada	5,500,000	5,500,000

		17,000,000
National 3.2%
Nuveen Municipal Credit Income Fund, Series 3, 144A, AMT, 1.91%*, 5/7/2018, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $27,000,000)		27,000,000

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Free Money Fund Class S	13

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $312,915,636)	99.4	312,915,636
Other Assets and Liabilities, Net	0.6	1,824,948

Net Assets	100.0	314,740,584

*	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2018. Maturity date reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$285,915,636	$—	$285,915,636
Preferred Shares of Closed-End Investment Companies (a)	—	27,000,000	—	27,000,000
Total	$—	$312,915,636	$—	$312,915,636

There have been no transfers between fair value measurement levels during the year ended April 30, 2018.

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

14	Deutsche Tax-Free Money Fund Class S

Statement of Assets and Liabilities

as of April 30, 2018

Assets	Deutsche Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$312,915,636
Cash	69,528
Receivable for investments sold	330,000
Receivable for Fund shares sold	143,877
Interest receivable	1,777,451
Due from Advisor	3,567
Other assets	87,922
Total assets	315,327,981

Liabilities
Payable for Fund shares redeemed	266,657
Distributions payable	47,775
Accrued Trustees’ fees	5,240
Other accrued expenses and payables	267,725
Total liabilities	587,397
Net assets, at value	$314,740,584

Net Assets Consist of
Distributions in excess of net investment income	(47,775)
Accumulated net realized gain (loss)	(32,286)
Paid-in capital	314,820,645
Net assets, at value	$314,740,584

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Free Money Fund Class S	15

Statement of Assets and Liabilities as of April 30, 2018 (continued)

Net Asset Value	Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($41,085,932 ÷ 41,071,028 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($136,426,424 ÷ 136,376,886 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($50,949,159 ÷ 50,930,691 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($42,325,482 ÷ 42,310,119 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($38,365,294 ÷ 38,351,362 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($5,588,293 ÷ 5,586,266 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

16	Deutsche Tax-Free Money Fund Class S

Statement of Operations

for the year ended April 30, 2018

Investment Income	Deutsche Tax-Exempt Portfolio
Income:
Interest	$3,751,410
Expenses:
Management fee	247,413
Administration fee	359,867
Services to shareholders	280,512
Distribution and service fees	398,628
Custodian fee	7,822
Professional fees	121,791
Reports to shareholders	123,280
Registration fees	102,894
Trustees’ fees and expenses	20,396
Other	65,538
Total expenses before expense reductions	1,728,141
Expense reductions	(400,681)
Total expenses after expense reductions	1,327,460
Net investment income	2,423,950
Net realized gain (loss) from investments	2,158
Net increase (decrease) in net assets resulting from operations	$2,426,108

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Free Money Fund Class S	17

Statements of Changes in Net Assets

	Deutsche Tax-Exempt Portfolio
	Year Ended April 30,
Increase (Decrease) in Net Assets	2018	2017

Operations:
Net investment income	$2,423,950	$1,740,204
Net realized gain (loss)	2,158	(34,444)
Net increase in net assets resulting from operations	2,426,108	1,705,760
Distributions to shareholders from:
Net investment income:
Deutsche Tax-Exempt Cash Premier Shares	(430,286)	(728,624)
Deutsche Tax-Exempt Money Fund	(1,163,840)	(707,714)
Deutsche Tax-Free Money Fund Class S	(413,013)	(263,679)
Service Shares	(36,384)	(39,373)
Tax-Exempt Cash Managed Shares	(364,721)	(185,422)
Tax-Free Investment Class	(28,399)	(16,700)
Net realized gain:
Deutsche Tax-Exempt Cash Premier Shares	—	(27,952)
Deutsche Tax-Exempt Money Fund	—	(15,307)
Deutsche Tax-Free Money Fund Class S	—	(6,360)
Service Shares	—	(6,245)
Tax-Exempt Cash Managed Shares	—	(5,594)
Tax-Free Investment Class	—	(1,196)
Total distributions	(2,436,643)	(2,004,166)
Fund share transactions:
Proceeds from shares sold	550,268,409	1,179,428,894
Reinvestment of distributions	1,998,663	1,367,713
Payments for shares redeemed	(576,644,724)	(1,942,131,493)
Net increase (decrease) in net assets from Fund share transactions	(24,377,652)	(761,334,886)
Increase (decrease) in net assets	(24,388,187)	(761,633,292)
Net assets at beginning of year	339,128,771	1,100,762,063
Net assets at end of year (including distributions in excess of net investment income of $47,775 and $53,638, respectively)	$314,740,584	$339,128,771

The accompanying notes are an integral part of the financial statements.

18	Deutsche Tax-Free Money Fund Class S

Financial Highlights

Deutsche Tax-Exempt Portfolio

Deutsche Tax-Free Money Fund Class S

	Years Ended April 30,
	2018	2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.008	.005		.000	*	.000	*	.000	*
Net realized gain (loss)	.000 *	(.000	)*	.000	*	.000	*	.000	*
Total from investment operations	.008	.005		.000	*	.000	*	.000	*
Less distributions from:
Net investment income	(.008)	(.005)		(.000	)*	(.000	)*	(.000	)*
Net realized gains	—	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Total distributions	(.008)	(.005)		(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.79	.46		.03		.03		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51	55		67		76		89
Ratio of expenses before expense reductions (%)	.36	.33		.28		.27		.26
Ratio of expenses after expense reductions (%)	.27	.28		.13		.10		.13
Ratio of net investment income (%)	.78	.38		.02		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

Deutsche Tax-Free Money Fund Class S	19

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio. These financial statements report on Deutsche Tax-Exempt Portfolio (the “Fund”).

Deutsche Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Deutsche Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be

20	Deutsche Tax-Free Money Fund Class S

an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2018, the Fund had a net tax basis capital loss carryforward of approximately $32,000, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At April 30, 2018, Deutsche Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $312,915,636.

At April 30, 2018, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

Tax-Exempt Portfolio:
Capital loss carryforwards	$(32,000)

Deutsche Tax-Free Money Fund Class S	21

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
Portfolio	2018	2017
Tax-Exempt Portfolio:
Distributions from tax-exempt income	$2,436,643	$1,941,512
Distributions from ordinary income*	$—	$62,654

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and

22	Deutsche Tax-Free Money Fund Class S

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Free Money Fund Class S to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Tax-Free Money Fund Class S.

Accordingly, for the year ended April 30, 2018, the Advisor earned a management fee on Deutsche Tax-Exempt Portfolio aggregating $247,413, all of which was waived, resulting in an annual effective rate of 0.00% of the Fund’s average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2018, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at April 30, 2018
Deutsche Tax-Exempt Portfolio	$359,867	$111,972	$14,272

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain

Deutsche Tax-Free Money Fund Class S	23

transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2018, the amounts charged to the Fund by DSC were as follows:

Deutsche Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2018
Deutsche Tax-Exempt Cash Premier Shares	$7,768	$7,768	$—
Deutsche Tax-Exempt Money Fund	40,979	9,954	—
Deutsche Tax-Free Money Fund Class S	32,971	—	5,362
Service Shares	118,161	—	19,182
Tax-Exempt Cash Managed Shares	34,811	—	6,451
Tax-Free Investment Class	7,260	—	1,028
	$241,950	$17,722	$32,023

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2018, the Distribution Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2018	Annual Effective Rate	Contractual Rate
Service Shares	$284,514	$23,574	$27,651	.55%	.60%
Tax-Free Investment Class	17,796	—	1,141	.25%	.25%
	$302,310	$23,574	$28,792

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2018, the Service Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Service Fee	Annual Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$91,335	.15%	.15%
Tax-Free Investment Class	4,983	.07%	.07%
	$96,318

24	Deutsche Tax-Free Money Fund Class S

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2018
Deutsche Tax-Exempt Portfolio	$51,193	$26,665

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2018, the Fund engaged in securities purchases of $361,103,000 and securities sales of $379,855,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2018.

Deutsche Tax-Free Money Fund Class S	25

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Tax-Exempt Portfolio

	Year Ended April 30, 2018		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Deutsche Tax-Exempt Cash Premier Shares	67,725,230	$67,725,230	717,887,643	$717,887,643
Deutsche Tax-Exempt Money Fund	51,423,925	51,423,925	67,778,786	67,778,786
Deutsche Tax-Free Money Fund Class S	13,879,488	13,879,488	16,617,062	16,617,062
Service Shares	81,813,513	81,813,513	79,974,302	79,974,302
Tax-Exempt Cash Managed Shares	326,154,215	326,154,215	254,196,732	254,196,732
Tax-Free Investment Class	9,272,138	9,272,138	42,959,132	42,959,132
Account Maintenance Fees	—	(100)	—	15,237
		$550,268,409		$1,179,428,894

Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	394,754	$394,754	339,664	$339,664
Deutsche Tax-Exempt Money Fund	1,145,507	1,145,507	708,301	708,301
Deutsche Tax-Free Money Fund Class S	392,467	392,467	255,513	255,513
Service Shares	36,362	36,362	45,367	45,367
Tax-Exempt Cash Managed Shares	1,571	1,571	944	944
Tax-Free Investment Class	28,002	28,002	17,924	17,924
		$1,998,663		$1,367,713

26	Deutsche Tax-Free Money Fund Class S

	Year Ended April 30, 2018		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars

Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(64,594,618)	$(64,594,618)	(1,194,579,965)	$(1,194,579,965)
Deutsche Tax-Exempt Money Fund	(59,547,276)	(59,547,276)	(95,919,276)	(95,919,276)
Deutsche Tax-Free Money Fund Class S	(18,119,437)	(18,119,437)	(28,995,336)	(28,995,336)
Service Shares	(79,236,036)	(79,236,036)	(89,409,981)	(89,409,981)
Tax-Exempt Cash Managed Shares	(342,806,879)	(342,806,879)	(259,528,670)	(259,528,670)
Tax-Free Investment Class	(12,340,478)	(12,340,478)	(273,698,265)	(273,698,265)
		$(576,644,724)		$(1,942,131,493)

Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	3,525,366	3,525,366	(476,352,658)	$(476,352,658)
Deutsche Tax-Exempt Money Fund	(6,977,844)	(6,977,844)	(27,432,189)	(27,432,189)
Deutsche Tax-Free Money Fund Class S	(3,847,482)	(3,847,482)	(12,122,761)	(12,122,761)
Service Shares	2,613,839	2,613,839	(9,390,312)	(9,390,312)
Tax-Exempt Cash Managed Shares	(16,651,093)	(16,651,093)	(5,330,994)	(5,330,994)
Tax-Free Investment Class	(3,040,338)	(3,040,338)	(230,721,209)	(230,721,209)
Account Maintenance Fees	—	(100)	—	15,237
		$(24,377,652)		$(761,334,886)

E. Name Changes

In connection with adoption of the DWS brand, effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” will become known as the “DWS Funds.” As a result, Deutsche Tax-Exempt Portfolio will be renamed DWS Tax-Exempt Portfolio and Deutsche Tax-Free Money Fund Class S will be renamed DWS Tax-Free Money Fund Class S.

Deutsche Tax-Free Money Fund Class S	27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and the Shareholders of Deutsche Tax-Exempt Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Deutsche Tax-Exempt Portfolio (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the schedule of investments, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are

28	Deutsche Tax-Free Money Fund Class S

required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the Deutsche family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts June 19, 2018

Deutsche Tax-Free Money Fund Class S	29

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Deutsche Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2017 to April 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Deutsche Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Deutsche Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

30	Deutsche Tax-Free Money Fund Class S

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2018 (Unaudited)

Actual Fund Return	Deutsche Tax-Free Money Fund Class S
Beginning Account Value 11/1/17	$1,000.00
Ending Account Value 4/30/18	$1,004.95
Expenses Paid per $1,000*	$1.29

Hypothetical 5% Fund Return
Beginning Account Value 11/1/17	$1,000.00
Ending Account Value 4/30/18	$1,023.51
Expenses Paid per $1,000*	$1.30

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Deutsche Tax-Free Money Fund Class S	.26%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information	(Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2018, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Deutsche Tax-Free Money Fund Class S	31

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov, and they may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

32	Deutsche Tax-Free Money Fund Class S

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests

Deutsche Tax-Free Money Fund Class S	33

of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Deutsche Tax-Exempt Cash Premier Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

34	Deutsche Tax-Free Money Fund Class S

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were higher than the median (4th quartile) of the applicable Broadridge expense universe for the following share classes: Service Shares, Deutsche Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, Deutsche Tax-Exempt Money Fund shares and Deutsche Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized

Deutsche Tax-Free Money Fund Class S	35

by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted, that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

36	Deutsche Tax-Free Money Fund Class S

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche Tax-Free Money Fund Class S	37

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	87	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	87	Portland General Electric[2] (utility company) (2003–present)

38	Deutsche Tax-Free Money Fund Class S

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; American Documentary, Inc. (public media); Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	87	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	87	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive committee); Adjunct Professor, University of Denver Law School (2017–present); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International; Denver Zoo Foundation (2012–2018)	87	—

Deutsche Tax-Free Money Fund Class S	39

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	87	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	87	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	87	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	87	—

40	Deutsche Tax-Free Money Fund Class S

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	87	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6,9] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Managing Director,[3] DWS; Secretary of DWS U.S. Holding Company Corporation (since March 2018); formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] DWS; Vice President, DWS Distributors, Inc. (since 2016); Director, DWS Service Company (since 2017); Director and President, DB Investment Managers, Inc. (since 2017); formerly: Chairman, Director and President, Deutsche AM Trust Company (2013–2018); Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017) and Secretary, Deutsche AM Service Company (2010–2017)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)

Deutsche Tax-Free Money Fund Class S	41

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Sheila Cadogan[8] (1966) Assistant Treasurer, since July 12, 2017	Director,[3] DWS; Director and Vice President, Deutsche AM Trust Company (since 2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Diane Kenneally[8] (1966) Assistant Treasurer, 2007–present	Director,[3] DWS

[1]	The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed President and Chief Executive Officer effective December 1, 2017.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

42	Deutsche Tax-Free Money Fund Class S

DTFMF-2

(R-027591-7 6/18)

April 30, 2018

Annual Report

to Shareholders

Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

Fund #148

(Effective on or about July 2, 2018, Deutsche Tax-Exempt Portfolio will be renamed DWS Tax-Exempt Portfolio, and the Deutsche Tax-Exempt Cash Premier Shares will be renamed DWS Tax-Exempt Cash Premier Shares.)

Tax-Exempt Cash Managed Shares

Fund #248

Contents

3	Portfolio Management Review
7	Portfolio Summary
8	Investment Portfolio
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets
20	Financial Highlights
22	Notes to Financial Statements

31	Report of Independent Registered Public Accounting Firm
33	Information About Your Fund’s Expenses
34	Tax Information
35	Other Information
36	Advisory Agreement Board Considerations and Fee Evaluation
40	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Portfolio Management Review	(Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months ended April 30, 2018, short-term rates generally moved up based on a growing U.S. economy and evolving U.S. Federal Reserve Board (the Fed) statements and actions. A strong U.S. labor market prompted the Fed to raise short-term rates in June 2017, keeping its forward rate forecast unchanged and stating that the central bank would soon begin to unwind its significant holdings in Treasury and mortgage securities. By the end of the summer, the money market yield curve had flattened in reaction to political uncertainty in Washington, D.C. and the lack of any sign of an uptick in U.S. inflation. As we moved into the fourth quarter, concerns were expressed regarding the expiration of the government’s debt ceiling, with accompanying volatility in rates in October, but Congress was able to keep the government operating with a short-term agreement with the administration. This cleared the way for the market to increase its projection for economic growth in 2018. The economy continued to perform well, with unemployment at 4.1%. Yields moved higher in reaction to the Fed’s December rate hike, its third such move in 2017.

At the start of 2018, yields for longer-term money market securities rose based on the prospects for increased Treasury security supply following the increase in the debt ceiling and the passage of federal tax overhaul in December. Significant increases in supply did materialize, with the U.S. Treasury issuing more than $352 billion in Treasury bills during the first quarter. At the same time, investors also grew concerned about the prospects for “trade wars” based on aggressive rhetoric from the U.S. administration, which in turn spurred financial market volatility. In light of increased market instability and the possibility that trade tensions could cool the global economy, questions increased regarding the Fed’s ability to raise short-term rates at a faster pace. Nevertheless, the Federal Open

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	3

Market Committee (FOMC) raised short-term rates at its March 2018 meeting. Despite the fact that Treasury bill issuance retreated in April, an overall increase in Treasury supply and the FOMC’s plan to gradually “normalize” interest rates continued to push money market yields higher.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax Exempt Portfolio, we sought to preserve a balance of liquidity, attractive yield and high quality. The Fund held significant positions in 7-day Variable Rate Demand Notes (VRDNs) as well as positions in fixed-rate securities with 12-month maturities to capture additional yield. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.)

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.

4	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Outlook and Positioning

Our current forecast is for two additional short-term rate increases by the Fed in 2018. We are cautious regarding current U.S. economic policy and the agenda on trade that the administration is pursuing. However, we believe that the economy can continue to expand, and are positioning the Fund for continued growth and additional Fed rate hikes. We also look for significantly increased Treasury bill supply overall in 2018, which should continue to exert upward pressure on money market rates.

We continue our insistence on what we believe to be the highest credit quality within the Fund. We also plan to maintain what we believe to be conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the Fund and to seek competitive yield for our shareholders.

Fund Performance (as of April 30, 2018)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

7-Day Current Yield
Deutsche Tax-Exempt Cash Premier Shares	1.41%*
Equivalent Taxable Yield	2.38%**
Tax-Exempt Cash Managed Shares	1.25%*
Equivalent Taxable Yield	2.11%**

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.

*	The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

**	The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Deutsche Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	5

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Floating-rate securities are debt instruments with floating-rate coupons that generally reset every 30 to 90 days. While floating-rate securities are senior to equity and fixed-income securities, there is no guaranteed return of principal in case of default. Floating-rate issues often have less interest-rate risk than other fixed-income investments. Floating-rate securities are most often secured assets, generally senior to a company’s secured debt, and can be transferred to debt holders, resulting in potential downside risk.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Credit quality is an assessment of the creditworthiness of a borrower such as a corporation, a municipality or a sovereign country by a credit ratings agency (i.e., Standard & Poor’s, Moody’s, Fitch). Ratings agencies are paid to make such credit assessments by the entity that is seeking a rating for itself. Letter grades of “BBB” and above indicate that the rated borrower is considered “investment grade” by a particular ratings agency.

6	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Portfolio Summary	(Unaudited)

Deutsche Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	4/30/18	4/30/17
Municipal Investments
Municipal Variable Rate Demand Notes	49%	51%
Municipal Bonds and Notes	20%	15%
Tax-Exempt Commercial Paper	17%	22%
Municipal Floating-Rate Notes	5%	5%
Preferred Shares of Closed-End Investment Companies	9%	7%
	100%	100%

Weighted Average Maturity	4/30/18	4/30/17
Cash Account Trust — Deutsche Tax-Exempt Portfolio	26 days	26 days
National Tax-Free Retail Money Fund Average*	19 days	18 days

*	The Fund is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds; AMT Paper and Other Tax-Free Holdings.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 8–15. A quarterly Fact Sheet is available on dws.com or upon request.

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	7

Investment Portfolio	as of April 30, 2018

Deutsche Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 90.8%
Alabama 2.3%
Alabama, State Housing Finance Authority, Multi-Family Housing Revenue, Alison Apartments Project, Series B, AMT, 1.81%*, 5/7/2018, LOC: U.S. Bank NA	3,200,000	3,200,000
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project:
Series K, 144A, 1.73%*, 5/7/2018, LOC: JPMorgan Chase Bank NA	2,500,000	2,500,000
Series I, 144A, 1.78%*, 5/7/2018, LOC: Bank of Nova Scotia	1,600,000	1,600,000

		7,300,000

Alaska 1.4%
Alaska, State Housing Finance Corp., Home Mortgage Revenue, Series B, 1.72%*, 5/7/2018, SPA: Federal Home Loan Bank	4,415,000	4,415,000

Arizona 3.9%
Arizona, Salt River Pima-Maricopa Indian Community, 1.78%*, 5/7/2018, LOC: Bank of America NA	7,485,000	7,485,000
Arizona, State Water Infrastructure Finance Authority Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	3,400,000	3,450,788
Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 1.79%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	1,440,000	1,440,000

		12,375,788

Arkansas 2.1%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 2.0%*, 5/7/2018, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000

California 13.9%
California, Metropolitan Water District of Southern California:
Series D, MUNIPSA + 0.05%, 1.8%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037	6,630,000	6,630,000
Series E, MUNIPSA + 0.05%, 1.8%**, Mandatory Put 7/18/2018 @ 100, 7/1/2037	4,000,000	4,000,000
California, State General Obligation, TECP, 1.38%, 6/7/2018, LOC: Royal Bank of Canada	4,910,000	4,910,000

The accompanying notes are an integral part of the financial statements.

8	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
California, Statewide Community Development Authority, TECP, 1.25%, 8/8/2018	5,000,000	5,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA + 0.35%, 2.05%**, Mandatory Put 7/26/2018 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, 5.0%, 6/29/2018	2,500,000	2,516,417
San Diego, CA, Public Facilities Financing Authority:
TECP, 1.25%, 8/7/2018, LOC: Bank of America	1,612,000	1,612,000
TECP, 1.28%, 8/7/2018, LOC: Bank of America	1,473,000	1,473,000
San Francisco City & County, CA, Airports Commission, Series 34E, AMT, Prerefunded 5/1/2018 @ 100, 5.75%, 5/1/2019	2,525,000	2,525,000
San Francisco City & County, CA, Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 1.78%*, 5/7/2018, LOC: Citibank NA	1,125,000	1,125,000
University of California, TECP, 1.65%, 5/15/2018	10,050,000	10,050,000

		43,841,417

Connecticut 3.0%
Connecticut, State Health & Educational Facility Authority Revenue, Yale University, Series A, 1.375%, Mandatory Put 7/11/2018 @ 100, 7/1/2035	6,275,000	6,278,812
Connecticut, State Health & Educational Facility Authority Revenue,, Loomis Chafee School, Series G, Prerefunded 7/1/2018 @ 100, 5.0%, 7/1/2030	3,000,000	3,019,520

		9,298,332

District of Columbia 4.8%
District of Columbia, Water & Sewer Authority:
TECP, 1.3%, 5/1/2018 , LOC: Landesbank Hessen-Thuringen	6,000,000	6,000,000
TECP, 1.68%, 5/1/2018 , LOC: Landesbank Hessen-Thuringen	9,000,000	9,000,000

		15,000,000

Florida 4.4%
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 1.73%*, 5/7/2018, LOC: Northern Trust Co.	4,150,000	4,150,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 1.74%*, 5/7/2018, LOC: TD Bank NA	2,855,000	2,855,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 1.79%*, 5/7/2018, LOC: Northern Trust Co.	1,300,000	1,300,000

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	9

	Principal Amount ($)	Value ($)
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 1.76%*, 5/7/2018, LOC: Freddie Mac	5,500,000	5,500,000

		13,805,000
Georgia 0.4%
Georgia, Municipal Electric Authority, Series B, 1.75%*, 5/7/2018, LOC: Barclays Bank PLC	1,305,000	1,305,000

Idaho 1.6%
Idaho, State Tax Anticipation Notes, 4.0%, 6/29/2018	5,000,000	5,024,744

Illinois 4.9%
Channahon, IL, Morris Hospital Revenue, 1.76%*, 5/7/2018, LOC: U.S. Bank NA	4,130,000	4,130,000
Cook County, IL, Bernard Zell Anshe Emet Day School Revenue, 1.79%*, 5/7/2018, LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
DuPage County, IL, Morton Arboretum Project Revenue, 1.76%*, 5/7/2018, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 1.73%*, 5/7/2018, LOC: BMO Harris Bank NA	1,000,000	1,000,000
Illinois, State Finance Authority Revenue, North Park University Project, 1.75%*, 5/7/2018, LOC: U.S. Bank NA	1,500,000	1,500,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series E, 1.75%*, 5/7/2018, LOC: Barclays Bank PLC	1,610,000	1,610,000
Series F, 1.75%*, 5/7/2018, LOC: Barclays Bank PLC	1,580,000	1,580,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 1.76%*, 5/7/2018, LOC: Northern Trust Co.	2,065,000	2,065,000
Illinois, State Finance Authority Revenue, Uhlich Children’s Advantage, 1.75%*, 5/7/2018, LOC: U.S. Bank NA	1,445,000	1,445,000

		15,330,000

Iowa 0.2%
Iowa, State Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program, Series B, 1.75%*, 5/7/2018, SPA: Federal Home Loan Bank	700,000	700,000

Kansas 0.3%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 1.89%*, 5/7/2018, LOC: Svenska Handelsbanken	1,000,000	1,000,000

Louisiana 0.3%
Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 1.9%*, 5/7/2018, LOC: Bank of America NA	1,045,000	1,045,000

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 1.75%*, 5/7/2018, LOC: Bank of America NA	1,000,000	1,000,000

Massachusetts 5.0%
Massachusetts, Revenue Anticipation Notes:
Series B, 2.0%, 5/21/2018	10,000,000	10,006,204
Series C, 2.0%, 6/25/2018	3,350,000	3,355,195
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 1.77%*, 5/7/2018, LIQ: Citibank NA	2,300,000	2,300,000

		15,661,399

Missouri 4.6%
Missouri, Tender Option Bond Trust Receipts:
Series 2015-XF2198, 144A, 1.78%*, 5/7/2018, LIQ: Citibank NA	2,660,000	2,660,000
Series 2017-XG0157, 144A, 1.79%*, 5/7/2018, LIQ: Barclays Bank PLC, LOC: Barclays Bank PLC	11,915,000	11,915,000

		14,575,000

Nevada 2.3%
Nevada, State Housing Division, HELP Owens Associates LP, AMT, 1.8%*, 5/7/2018, LOC: Citibank NA	1,965,000	1,965,000
Nevada, State Housing Division, Sonoma Palms LP, AMT, 1.78%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	5,400,000	5,400,000

		7,365,000

New Hampshire 1.3%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 1.8%*, 5/7/2018, LOC: TD Bank NA	4,065,000	4,065,000

New York 1.1%
New York, General Obligation, Series A-4, 1.75%*, 5/7/2018, LOC: Bank of Tokyo-Mitsubishi UFJ	1,450,000	1,450,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 1.78%*, 5/7/2018, LIQ: Credit Suisse	1,865,000	1,865,000

		3,315,000

Ohio 6.7%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Carnegie/96th Research Building Project, 1.78%*, 5/7/2018, LOC: PNC Bank NA	6,625,000	6,625,000

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	11

	Principal Amount ($)	Value ($)
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 1.82%*, 5/7/2018, LOC: Northern Trust Co.	11,600,000	11,600,000
Hamilton County, OH, Economic Development Revenue, State Xavier High School Project, 1.76%*, 5/7/2018, LOC: PNC Bank NA	1,860,000	1,860,000
Ohio, State Economic Development Revenue, Goodwill Industries Miami Vy Project, 1.76%*, 5/7/2018, GTY: Patheon, Inc., LOC: PNC Bank NA	1,060,000	1,060,000

		21,145,000

Oregon 1.9%
Oregon, State Housing & Community Services Department, Housing Development Revenue, Redwood Park Apartments, Series F, AMT, 1.78%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	800,000	800,000
Oregon, State Tax Anticipation Notes, Series A, 5.0%, 9/28/2018	5,000,000	5,082,000

		5,882,000

Pennsylvania 2.2%
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 1.76%*, 5/7/2018, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 1.76%*, 5/7/2018, LOC: PNC Bank NA	4,215,000	4,215,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 1.85%*, 5/7/2018, LOC: PNC Bank NA	300,000	300,000

		7,015,000

Rhode Island 0.9%
Rhode Island, Narragansett Bay Commission, Wastewater System Revenue, Series A, 1.76%*, 5/7/2018, LOC: TD Bank NA	2,900,000	2,900,000

South Dakota 0.8%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health:
Series C, 1.74%*, 5/7/2018, LOC: U.S. Bank NA	1,495,000	1,495,000
Series B, 1.74%*, 5/7/2018, LOC: U.S. Bank NA	1,170,000	1,170,000

		2,665,000

Tennessee 0.8%
Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, Gateway Projects, Series A-1, 1.74%*, 5/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	2,600,000	2,600,000

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Texas 12.4%
Harris County, TX, Toll Road Revenue, TECP, 1.5%, 5/3/2018	1,250,000	1,250,000
Houston, TX, Airport System Revenue, TECP, 1.8%, 6/21/2018, LIQ: State Street Bank & Trust Co.	5,000,000	5,000,000
San Antonio, TX, General Obligation, Prerefunded 8/1/2018 @ 100, 5.5%, 8/1/2024	1,000,000	1,011,129
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health, Series C-1, 1.73%*, 5/7/2018, LOC: Sumitomo Mitsui Banking	1,375,000	1,375,000
Texas, State Tax & Revenue Anticipation Notes, 4.0%, 8/30/2018	17,000,000	17,171,983
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 1.78%*, 5/7/2018, LIQ: Citibank NA	3,100,000	3,100,000
University of Texas, Permanent University Funding, TECP, 1.32%, 8/6/2018	10,000,000	9,999,181

		38,907,293

Utah 1.6%
Utah, State General Obligation, Series C, 5.0%, 7/1/2018	5,000,000	5,029,663

Virginia 0.2%
Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 1.76%*, 5/7/2018, LOC: Northern Trust Co.	650,000	650,000

Other 5.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A”, Series MO27, 1.77%*, 5/7/2018, LIQ: Freddie Mac	2,850,000	2,850,000
“A”, Series M031, 1.78%*, 5/7/2018, LIQ: Freddie Mac	9,030,000	9,030,000
Series M033, 1.78%*, 5/7/2018, LIQ: Freddie Mac	1,480,000	1,480,000
“A”, Series M015, AMT, 1.8%*, 5/7/2018, LIQ: Freddie Mac	2,840,000	2,840,000

		16,200,000
Total Municipal Investments (Cost $285,915,636)		285,915,636

Preferred Shares of Closed-End Investment Companies 8.6%
California 5.4%
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.93%*, 5/7/2018	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.9%*, 5/7/2018, LIQ: Citibank NA	1,500,000	1,500,000
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.9%*, 5/7/2018, LIQ: Royal Bank of Canada	5,500,000	5,500,000

		17,000,000

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	13

	Principal Amount ($)	Value ($)

National 3.2%
Nuveen Municipal Credit Income Fund, Series 3, 144A, AMT, 1.91%*, 5/7/2018, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $27,000,000)		27,000,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $312,915,636)	99.4	312,915,636
Other Assets and Liabilities, Net	0.6	1,824,948

Net Assets	100.0	314,740,584

*	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of April 30, 2018. Data shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of April 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

14	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$285,915,636	$—	$285,915,636
Preferred Shares of Closed-End Investment Companies (a)	—	27,000,000	—	27,000,000
Total	$—	$312,915,636	$—	$312,915,636

There have been no transfers between fair value measurement levels during the year ended April 30, 2018.

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	15

Statement of Assets and Liabilities

As of April 30, 2018

Assets	Deutsche Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$312,915,636
Cash	69,528
Receivable for investments sold	330,000
Receivable for Fund shares sold	143,877
Interest receivable	1,777,451
Due from Advisor	3,567
Other assets	87,922
Total assets	315,327,981

Liabilities
Payable for Fund shares redeemed	266,657
Distributions payable	47,775
Accrued Trustees’ fees	5,240
Other accrued expenses and payables	267,725
Total liabilities	587,397
Net assets, at value	$314,740,584

Net Assets Consist of
Distributions in excess of net investment income	(47,775)
Accumulated net realized gain (loss)	(32,286)
Paid-in capital	314,820,645
Net assets, at value	$314,740,584

The accompanying notes are an integral part of the financial statements.

16	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statement of Assets and Liabilities as of April 30, 2018 (continued)

Net Asset Value	Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($41,085,932 ÷ 41,071,028 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($136,426,424 ÷ 136,376,886 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($50,949,159 ÷ 50,930,691 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($42,325,482 ÷ 42,310,119 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($38,365,294 ÷ 38,351,362 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($5,588,293 ÷ 5,586,266 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	17

Statement of Operations

for the year ended April 30, 2018

Investment Income	Deutsche Tax-Exempt Portfolio

Income:
Interest	$3,751,410
Expenses:
Management fee	247,413
Administration fee	359,867
Services to shareholders	280,512
Distribution and service fees	398,628
Custodian fee	7,822
Professional fees	121,791
Reports to shareholders	123,280
Registration fees	102,894
Trustees’ fees and expenses	20,396
Other	65,538
Total expenses before expense reductions	1,728,141
Expense reductions	(400,681)
Total expenses after expense reductions	1,327,460
Net investment income	2,423,950
Net realized gain (loss) from investments	2,158
Net increase (decrease) in net assets resulting from operations	$2,426,108

The accompanying notes are an integral part of the financial statements.

18	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statements of Changes in Net Assets

	Deutsche Tax-Exempt Portfolio
	Year Ended April 30,
Increase (Decrease) in Net Assets	2018	2017

Operations:
Net investment income	$2,423,950	$1,740,204
Net realized gain (loss)	2,158	(34,444)
Net increase in net assets resulting from operations	2,426,108	1,705,760
Distributions to shareholders from:
Net investment income:
Deutsche Tax-Exempt Cash Premier Shares	(430,286)	(728,624)
Deutsche Tax-Exempt Money Fund	(1,163,840)	(707,714)
Deutsche Tax-Free Money Fund Class S	(413,013)	(263,679)
Service Shares	(36,384)	(39,373)
Tax-Exempt Cash Managed Shares	(364,721)	(185,422)
Tax-Free Investment Class	(28,399)	(16,700)
Net realized gain:
Deutsche Tax-Exempt Cash Premier Shares	—	(27,952)
Deutsche Tax-Exempt Money Fund	—	(15,307)
Deutsche Tax-Free Money Fund Class S	—	(6,360)
Service Shares	—	(6,245)
Tax-Exempt Cash Managed Shares	—	(5,594)
Tax-Free Investment Class	—	(1,196)
Total distributions	(2,436,643)	(2,004,166)
Fund share transactions:
Proceeds from shares sold	550,268,409	1,179,428,894
Reinvestment of distributions	1,998,663	1,367,713
Payments for shares redeemed	(576,644,724)	(1,942,131,493)
Net increase (decrease) in net assets from Fund share transactions	(24,377,652)	(761,334,886)
Increase (decrease) in net assets	(24,388,187)	(761,633,292)
Net assets at beginning of year	339,128,771	1,100,762,063
Net assets at end of year (including distributions in excess of net investment income of $47,775 and $53,638, respectively)	$314,740,584	$339,128,771

The accompanying notes are an integral part of the financial statements.

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	19

Financial Highlights

Deutsche Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Premier Shares

	Years Ended April 30,
	2018	2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.009	.005		.000	*	.000	*	.000	*
Net realized gain (loss)	.000 *	(.000	)*	.000	*	.000	*	.000	*
Total from investment operations	.009	.005		.000	*	.000	*	.000	*
Less distributions from:
Net investment income	(.009)	(.005)		(.000	)*	(.000	)*	(.000	)*
Net realized gains	—	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Total distributions	(.009)	(.005)		(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.86	.55		.04		.03		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41	38		514		296		993
Ratio of expenses before expense reductions (%)	.31	.27		.24		.22		.22
Ratio of expenses after expense reductions (%)	.20	.20		.12		.10		.13
Ratio of net investment income (%)	.83	.32		.04		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Amount is less than $.0005.

20	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Deutsche Tax-Exempt Portfolio

Tax-Exempt Cash Managed Shares

	Years Ended April 30,
	2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income	.007		.003		.000	*	.000	*	.000	*
Net realized gain (loss)	(.000	)b*	(.000	)*	.000	*	.000	*	.000	*
Total from investment operations	.007		.003		.000	*	.000	*	.000	*
Less distributions from:
Net investment income	(.007)		(.003)		(.000	)*	(.000	)*	(.000	)*
Net realized gains	—		(.000	)*	(.000	)*	(.000	)*	(.000	)*
Total distributions	(.007)		(.003)		(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.66		.31		.02		.03		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	38		55		60		52		103
Ratio of expenses before expense reductions (%)	.51		.49		.44		.44		.41
Ratio of expenses after expense reductions (%)	.41		.44		.14		.10		.13
Ratio of net investment income (%)	.59		.23		.01		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

[b]	Due to the timing of subscriptions and redemptions in relation to the operating results of the Fund, the amount shown does not correspond with the aggregate net gain on investments during the period.

*	Amount is less than $.0005.

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	21

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio. These financial statements report on Deutsche Tax-Exempt Portfolio (the “Fund”).

Deutsche Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Premier Shares, Deutsche Tax-Exempt Money Fund, Deutsche Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class.

The financial highlights for all classes of shares, other than Deutsche Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be

22	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2018, the Fund had a net tax basis capital loss carryforward of approximately $32,000, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

At April 30, 2018, Deutsche Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $312,915,636.

At April 30, 2018, the Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

Tax-Exempt Portfolio:
Capital loss carryforwards	$(32,000)

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	23

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended April 30,
Portfolio	2018	2017
Tax-Exempt Portfolio:
Distributions from tax-exempt income	$2,436,643	$1,941,512
Distributions from ordinary income*	$—	$62,654

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and

24	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2017 through September 30, 2018, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Exempt Cash Premier Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Exempt Cash Managed Shares.

Accordingly, for the year ended April 30, 2018, the Advisor earned a management fee on Deutsche Tax-Exempt Portfolio aggregating $247,413, all of which was waived, resulting in an annual effective rate of 0.00% of the Fund’s average daily net assets.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2018, the Administration Fee was as follows:

Fund	Administration Fee	Waived	Unpaid at April 30, 2018
Deutsche Tax-Exempt Portfolio	$359,867	$111,972	$14,272

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	25

fee it receives from the Fund. For the year ended April 30, 2018, the amounts charged to the Fund by DSC were as follows:

Deutsche Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2018
Deutsche Tax-Exempt Cash Premier Shares	$7,768	$7,768	$—
Deutsche Tax-Exempt Money Fund	40,979	9,954	—
Deutsche Tax-Free Money Fund Class S	32,971	—	5,362
Service Shares	118,161	—	19,182
Tax-Exempt Cash Managed Shares	34,811	—	6,451
Tax-Free Investment Class	7,260	—	1,028
	$241,950	$17,722	$32,023

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2018, the Distribution Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Distribution Fee	Waived	Unpaid at April 30, 2018	Annual Effective Rate	Contractual Rate
Service Shares	$284,514	$23,574	$27,651	.55%	.60%
Tax-Free Investment Class	17,796	—	1,141	.25%	.25%
	$302,310	$23,574	$28,792

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2018, the Service Fee was as follows:

Deutsche Tax-Exempt Portfolio:	Service Fee	Annual Effective Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$91,335	.15%	.15%
Tax-Free Investment Class	4,983	.07%	.07%
	$96,318

26	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended April 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at April 30, 2018
Deutsche Tax-Exempt Portfolio	$51,193	$26,665

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2018, the Fund engaged in securities purchases of $361,103,000 and securities sales of $379,855,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2018.

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	27

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

Deutsche Tax-Exempt Portfolio

	Year Ended April 30, 2018		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Deutsche Tax-Exempt Cash Premier Shares	67,725,230	$67,725,230	717,887,643	$717,887,643
Deutsche Tax-Exempt Money Fund	51,423,925	51,423,925	67,778,786	67,778,786
Deutsche Tax-Free Money Fund Class S	13,879,488	13,879,488	16,617,062	16,617,062
Service Shares	81,813,513	81,813,513	79,974,302	79,974,302
Tax-Exempt Cash Managed Shares	326,154,215	326,154,215	254,196,732	254,196,732
Tax-Free Investment Class	9,272,138	9,272,138	42,959,132	42,959,132
Account Maintenance Fees	—	(100)	—	15,237
		$550,268,409		$1,179,428,894

Shares issued to shareholders in reinvestment of distributions
Deutsche Tax-Exempt Cash Premier Shares	394,754	$394,754	339,664	$339,664
Deutsche Tax-Exempt Money Fund	1,145,507	1,145,507	708,301	708,301
Deutsche Tax-Free Money Fund Class S	392,467	392,467	255,513	255,513
Service Shares	36,362	36,362	45,367	45,367
Tax-Exempt Cash Managed Shares	1,571	1,571	944	944
Tax-Free Investment Class	28,002	28,002	17,924	17,924
		$1,998,663		$1,367,713

28	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Year Ended April 30, 2018		Year Ended April 30, 2017
	Shares	Dollars	Shares	Dollars

Shares redeemed
Deutsche Tax-Exempt Cash Premier Shares	(64,594,618)	$(64,594,618)	(1,194,579,965)	$(1,194,579,965)
Deutsche Tax-Exempt Money Fund	(59,547,276)	(59,547,276)	(95,919,276)	(95,919,276)
Deutsche Tax-Free Money Fund Class S	(18,119,437)	(18,119,437)	(28,995,336)	(28,995,336)
Service Shares	(79,236,036)	(79,236,036)	(89,409,981)	(89,409,981)
Tax-Exempt Cash Managed Shares	(342,806,879)	(342,806,879)	(259,528,670)	(259,528,670)
Tax-Free Investment Class	(12,340,478)	(12,340,478)	(273,698,265)	(273,698,265)
		$(576,644,724)		$(1,942,131,493)

Net increase (decrease)
Deutsche Tax-Exempt Cash Premier Shares	3,525,366	$3,525,366	(476,352,658)	$(476,352,658)
Deutsche Tax-Exempt Money Fund	(6,977,844)	(6,977,844)	(27,432,189)	(27,432,189)
Deutsche Tax-Free Money Fund Class S	(3,847,482)	(3,847,482)	(12,122,761)	(12,122,761)
Service Shares	2,613,839	2,613,839	(9,390,312)	(9,390,312)
Tax-Exempt Cash Managed Shares	(16,651,093)	(16,651,093)	(5,330,994)	(5,330,994)
Tax-Free Investment Class	(3,040,338)	(3,040,338)	(230,721,209)	(230,721,209)
Account Maintenance Fees	—	(100)	—	15,237
		$(24,377,652)		$(761,334,886)

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	29

E. Name Changes

In connection with adoption of the DWS brand, effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” will become known as the “DWS Funds.” As a result, Deutsche Tax-Exempt Portfolio will be renamed DWS Tax-Exempt Portfolio and Deutsche Tax-Exempt Cash Premier Shares will be renamed DWS Tax-Exempt Cash Premier Shares.

30	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cash Account Trust and the Shareholders of Deutsche Tax-Exempt Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Deutsche Tax-Exempt Portfolio (the “Fund”) (one of the funds constituting Cash Account Trust) (the “Trust”), including the schedule of investments, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	31

required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the Deutsche family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

June 19, 2018

32	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2017 to April 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	33

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2018 (Unaudited)

Actual Fund Return	Deutsche Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 11/1/17	$1,000.00	$1,000.00
Ending Account Value 4/30/18	$1,005.11	$1,004.31
Expenses Paid per $1,000*	$.99	$1.89

Hypothetical 5% Fund Return
Beginning Account Value 11/1/17	$1,000.00	$1,000.00
Ending Account Value 4/30/18	$1,023.80	$1,022.91
Expenses Paid per $1,000*	$1.00	$1.91

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
Deutsche Tax-Exempt Cash Premier Shares	.20%
Tax-Exempt Cash Managed Shares	.38%

For more information, please refer to each Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information	(Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2018, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

34	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov, and they may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	35

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or

36	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2016, the Fund’s gross performance (Deutsche Tax-Exempt Cash Premier Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	37

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). Based on Broadridge data provided as of December 31, 2016, the Board noted that the Fund’s total (net) operating expenses were higher than the median (4th quartile) of the applicable Broadridge expense universe for the following share classes: Service Shares, Deutsche Tax-Exempt Cash Premier Shares, Tax Free Investment Class shares, Tax-Exempt Cash Managed Shares, Deutsche Tax-Exempt Money Fund shares and Deutsche Tax-Free Money Fund Class S shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted, that while information regarding the

38	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	39

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	87	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	87	Portland General Electric[2] (utility company) (2003– present)

40	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; American Documentary, Inc. (public media); Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	87	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	87	—

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	41

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive committee); Adjunct Professor, University of Denver Law School (2017–present); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International; Denver Zoo Foundation (2012–2018)	87	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	87	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	87	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	87	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)

42	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	87	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	87	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6,9] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Managing Director,[3] DWS; Secretary of DWS U.S. Holding Company Corporation (since March 2018); formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] DWS; Vice President, DWS Distributors, Inc. (since 2016); Director, DWS Service Company (since 2017); Director and President, DB Investment Managers, Inc. (since 2017); formerly: Chairman, Director and President, Deutsche AM Trust Company (2013–2018); Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017) and Secretary, Deutsche AM Service Company (2010 -2017)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS

Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	43

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, since July 12, 2017	Director,[3] DWS; Director and Vice President, Deutsche AM Trust Company (since 2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Diane Kenneally[8] (1966) Assistant Treasurer, 2007–present	Director,[3] DWS

[1]	The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]	As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed President and Chief Executive Officer effective December 1, 2017.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

44	|	Deutsche Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

STIM-2

(R-027589-7 6/18)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Cash Account Trust: Deutsche Government & Agency Portfolio
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2018	$88,465	$0	$8,323	$0
2017	$90,270	$0	$8,493	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2018	$0	$208,775	$0
2017	$0	$878,107	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2018	$8,323	$208,775	$0	$217,098
2017	$8,493	$878,107	$1,202,054	$2,088,654

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2017 and 2018 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the Deutsche Funds, including the Fund, or persons in financial reporting oversight roles at the Deutsche Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that EY Stiftung e.V., an affiliate of the EY member firm in Germany, and various other covered persons within EY and its affiliates held investments in, or had other financial relationships with, entities within the Deutsche Funds “investment company complex” (as defined in Regulation S-X) (the “Deutsche Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any investments in the Fund or any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breaches did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.
•	EY advised the Fund’s Audit Committee of certain lending relationships of EY with owners of greater than 10% of the shares of certain investment companies within the Deutsche Funds Complex that EY had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the Deutsche Funds Complex. EY’s lending relationships affect EY’s independence under the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

EY stated its belief that, in each lending relationship, the lender is or was not able to impact the impartiality of EY or assert any influence over the investment companies in the Deutsche Funds Complex whose shares the lender owns or owned, or the applicable investment company’s investment adviser. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by EY, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected EY’s independence under the Loan Rule with respect to the Fund, and, in each case, EY confirmed to the Audit Committee that it meets the conditions of the Fidelity Letter.

Cash Account Trust: Deutsche Tax- Exempt Portfolio
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2018	$90,534	$0	$7,435	$0
2017	$92,382	$0	$7,587	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2018	$0	$208,775	$0
2017	$0	$878,107	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2018	$7,435	$208,775	$0	$216,210
2017	$7,587	$878,107	$1,202,054	$2,087,748

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2017 and 2018 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the Deutsche Funds, including the Fund, or persons in financial reporting oversight roles at the Deutsche Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that EY Stiftung e.V., an affiliate of the EY member firm in Germany, and various other covered persons within EY and its affiliates held investments in, or had other financial relationships with, entities within the Deutsche Funds “investment company complex” (as defined in Regulation S-X) (the “Deutsche Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any investments in the Fund or any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breaches did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.
•	EY advised the Fund’s Audit Committee of certain lending relationships of EY with owners of greater than 10% of the shares of certain investment companies within the Deutsche Funds Complex that EY had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the Deutsche Funds Complex. EY’s lending relationships affect EY’s independence under the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

EY stated its belief that, in each lending relationship, the lender is or was not able to impact the impartiality of EY or assert any influence over the investment companies in the Deutsche Funds Complex whose shares the lender owns or owned, or the applicable investment company’s investment adviser. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by EY, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected EY’s independence under the Loan Rule with respect to the Fund, and, in each case, EY confirmed to the Audit Committee that it meets the conditions of the Fidelity Letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Government & Agency Securities Portfolio and Deutsche Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	6/29/2018